As filed with the Securities and Exchange Commission on April 25, 2003

				1933 Act Registrarion No. 2-73955
				1940 Act Registration No. 811-3257

            	   SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form N-1A

         	 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X}

      	                          and

       	                  AMENDMENT NO. 35 [X]
            	      (Check appropriate box or boxes)
                         CENTURION COUNSEL FUNDS, INC.
                          (File No. 811-3257)

                       CENTURION COUNSEL FUNDS, INC.
             (Exact Name of Registrant as Specified in Charter)

              365 S. Rancho Santa Fe Road, 3rd Floor, San Marcos, CA 92069
                 (Address of Principal Executive Offices)


                                 (760) 471-8536
                   (Registrant's Telephone Number, including Area Code)

                               Jack K. Heilbron
             365 S. Rancho Santa Fe Road, 3rd Floor, San Marcos, CA 92069
					Telephone (760)471-8536
					Facsimile (760) 471-0132
                       (Name and Address of Agent for Service)

                                 Copies to:
                         	Bruce R. Rushall, Esq.
                          	Rushall & McGeever
                      	1903 Wright Place, Suite 250
                        	 Carlsbad, CA 92008
					Telephone (760) 438-6855
					Facsimile (760) 438-3026


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)
/X/  immediately upon filing pursuant to paragraph (b).
/ /  on (date( pursuant to Paragraph (b).
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



				    CENTURION COUNSEL FUNDS, INC.

				CONTENTS OF REGISTRATION STATEMENT

The Registration Statement consists of the following papers and documents.

	Cover Sheet

	Contents of Registration Statement

	Part A - Prospectus

	Part B - Statements of Addition Information

	Part C - Other Information

	Signature Page

	Exhibits

			Centurion Counsel Market Neutral Fund
			Centurion Counsel Real Estate Fund
			Centurion Counsel Growth Fund

			Class A - Class B - Class C




                                       PROSPECTUS


CENTURION COUNSEL FUNDS, INC.


The Centurion Counsel Funds provide a spectrum of investment alternatives to investors seeking capital growth or high total return.

Prospectus and Application for:

* Centurion Counsel Market Neutral Fund, which seeks long-term returns with modest volatility and minimal downside risk to capital by allocating its investments between long positions in securities the Fund's Advisor identifies as undervalued and short positions it identifies as overvalued (including investments in micro-and small-cap companies and high risk bonds).

* Centurion Counsel Growth Fund, which seeks total long-term growth with a view towards income by allocating its investments in long-positions in equities securities of companies which pay or stated that they will pay dividends (including small-cap companies).

* Centurion Counsel Real Estate Fund, which seeks total growth of capital and income through investments in real estate investment trusts (REITs) and other real estate industry companies.

The SEC has not approved or disapproved these shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

















                                                          April 25, 2003



              Table of Contents
                                                               Page

RISK/RETURN SUMMARY                                             -3-
Principal Investment Objective and Strategies                   -3-
Market Neutral Fund                                             -3-
Growth Fund                                                     -4-
Real Estate Fund	                                              -4-
Summary of Principal Risks of the Funds                         -4-
Performance Information	                                        -6-
Growth Fund	                                                    -8-
Real Estate Fund                                                -8-

FEES AND EXPENSES	                                              -8-

DESCRIPTION OF THE FUNDS                                        -12-
Investment Objectives and Policies                              -13-
Description of Fund Practices and Related Risks	                -20-

MANAGEMENT                                                      -27-

DISTRIBUTIONS AND TAXES	                                        -27-

INFORMATION ABOUT YOUR ACCOUNT                                  -28-
Share Classes, Sales Charges and Distribution Arrangements	    -28-
Buying Shares                                                   -31-
Investor Services	                                              -31-
Selling Shares                                                  -33-
Account Policies                                                -34-

FINANCIAL HIGHLIGHTS                                            -36-
Centurion Counsel Market Neutral Fund                           -36-

STATEMENT OF ADDITIONAL INFORMATION (SAI)                       -39-


No dealer, sales representative or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus (and/or in the Statement of Additional Information referred to on the cover page of this Prospectus), and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Centurion Institutional Services, Inc. This Prospectus does not constitute an offer or solicitation by anyone in the state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

Centurion Counsel Funds, Inc. is an open-end, diversified management investment company that only issues shares of common stock in three series or Funds. The investment advisor, or Advisor, for each Fund is Centurion Counsel, Inc. Centurion Counsel, Inc. is a registered investment adviser providing diversified services to institutions and individuals.


RISK/RETURN SUMMARY

This Risk/Return Summary describes each Fund's objectives, principal investment strategies, principal risks and fees. Please be sure to read this additional information BEFORE you invest. You will find additional information about the Funds, including a detailed description of the risks of an investment in the Funds, after this Summary.

You should consider an investment in the Funds as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Principal Investment Objective and Strategies

Centurion Counsel Market Neutral Fund

Principal Investment Objective. The Fund's principal investment objective is to obtain long-term returns while minimizing the impact of overall movements in the securities markets. There is no assurance that the Fund will achieve its goal.

Principal Investment Strategies. The Advisor seeks to minimize the Fund's exposure to overall movements in the securities markets by allocating the Fund's portfolio between long positions in securities the Advisor identifies as undervalued and short positions in securities it identifies as over-valued. The Fund seeks to make money in a rising market by buying long positions, which will increase as fast or faster than the market, and short positions which will increase less than the long positions or even decline in value. In a declining market the fund hopes its short positions will fall more rapidly than the market, and its long positions will fall less rapidly or even increase in value. The Fund's principal investment strategies involve risks and you could lose your money.

The Advisor employs special investment techniques, including short sales, investments in put and call options, options on securities, indices and other derivative securities. The Fund will invest in equity securities (including those of micro-cap and small-cap companies) and from time to time debt securities in order to balance the influence of anticipated interest rate changes.


Centurion Counsel Growth Fund

Principal Investment Objective. The Fund's investment objective is growth of capital with a view towards current income.

Principal Investment Strategies. The Fund invests primarily in securities of U.S. companies that are financially sound and have or stated they will pay dividends. Under this strategy, the Fund may invest in any company which pays dividends in any industry, including micro-cap and small-cap companies. The Fund may invest in any type of security which the Advisor deems to have potential for capital appreciation, including rights or options to purchase such stock and securities convertible into such stock. The Fund may invest in established companies or in new or unseasoned companies. It may also invest in debt securities and up to 10% of its total assets in foreign securities. The Fund will not purchase securities on margin.

Centurion Counsel Real Estate Fund

Principal Investment Objective. The Funds' investment objective is total return from long-term growth of capital and income principally through investing in securities of REITs and other real estate industry companies.

Principal Investment Strategies. The Fund invests primarily in equity securities of real estate investment trusts or "REITs" and other real estate industry companies, including micro-cap and small-cap companies.
The Fund invests in real estate companies that the Advisor believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund may invest up to 35% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Because the Fund invests a substantial portion of its assets in the real estate market, it has many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors affecting the real estate market. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. The Fund's investments in mortgage-backed securities have prepayment risk, which is the risk that mortgage loans will be prepaid when interest rates decline and the Fund will have to reinvest in securities with lower interest rates. This risk causes mortgage-backed securities to have significantly greater price and yield volatility than traditional fixed-income securities.

Summary of Principal Risks of the Funds

The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. Set forth below are the principal risks that may affect a Fund's portfolio as a whole. This Prospectus has additional descriptions of the principal types of investments that the Fund makes under "Description of the Fund - Fund Practices," which includes more information about the Fund, its investments, and related risks.


* Market Neutral Fund Investment Techniques. The investment techniques of the Market Neutral Fund include short sales, short-term investments in put and call options and index options. These techniques are highly technical and increases in the price of the underlying security before the Fund terminates its position on some of these techniques would generally result in losses to the Fund.

* Dependence on Advisor. In each Fund, you must rely on the Advisor's ability to correctly choose Fund investments and, in the case of the Market Neutral Fund, to neutralize market fluctuations.

* Short Sales. The Market Neutral Fund will, and to a lesser extent the Real Estate Fund may, make short sales by borrowing the same security from a broker or other institution and selling the security. Short sales will expose these Funds to the risk that the price of the borrowed security will increase between the date of the short sale and the date on which the Fund replaces the borrowed security.

* High Portfolio Turnover. Because of its principal investment objectives and the strategies employed by the Advisor, you can expect to experience an annual portfolio turnover rate of up to 900% in the Market Neutral Fund, which is very high, and 50% and 75% for the Growth Fund and the Real Estate Fund, respectively. Higher turnover rates result in higher costs and expenses to the Fund and generally result in increased federal income tax.

* Convertible Securities. Each of the Funds may invest in unrated convertible bonds and other convertible securities, any yields on which would be lower than comparable unconvertible securities and the value of which will fluctuate with the value of the underlying security.

* Investments in Debt Securities. The Market Neutral Fund and the Real Estate Fund may invest in secured or unsecured debt securities. The Market Neutral Fund may invest more than 5% of its net assets in debt securities which are below investment grade.

* Securities of Foreign Issuers. Each of the Market Neutral Fund and the Growth Fund may invest in securities of foreign issuers, including securities issued or guaranteed by foreign corporations or governments, the values of which are affected by changes in currency rates and exchange control regulations, the application of foreign tax laws, changes in governmental administration, economic or monetary policy, and may result in additional transactional costs and/or costs of ownership.

* Rights, Put and Call Options. The Market Neutral Fund and to a lesser extent, the Growth Fund and the Real Estate Fund, may purchase rights and write or purchase call or put options, thereby incurring the risk that the security would become worthless in the event the market price of the underlying security did not increase above (or in the case of a put option, decrease below) the exercise price of the option.

* Fund Size. Because each Fund is small in size and has limited investment portfolio size, market fluctuations may have a greater impact on the Fund than on larger more diversified funds.

* Fund Expenses. Because each Fund is small in size, gross levels of the Fund's expenses (i.e., expenses before waiver of expense reimbursements and fees by the Advisor) will be greater in proportion to its assets.

* Market Risk. The value of each Fund's investments will fluctuate as the overall stock or bond markets fluctuate and prices may overall will decline over short or longer-term periods.

* Real Estate Industry Risks. The Real Estate Fund, while not a direct investor in real estate, will be exposed to real estate investment risk, including dilution in real estate values, changing conditions in local and regional economic and financial markets, availability of mortgage financing, overbuilding, extended tenant vacancies and competition.

* Capitalization Risk. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets or financial resources. Also, investments in mid-cap companies may be more volatile than investments in large-cap companies and investments in micro-to-small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies.

* Interest Rate Risk. To the extent each of the Fund's invest in fixed income securities, including debt, increases in interest rates generally will cause the value of the Fund's investments to decline and this decrease in value may not be offset by the higher interest rate income.

* Credit Risk. The risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to each Fund to the extent it invests in fixed-income securities and is greater where a Fund invests a substantial portion of its assets in lower-rated securities.

* Sector Risk. Market and/or economic factors affecting a particular industry sector could have a major effect on the value of a Fund's investments.

* Currency Risk. To the extent the Market Neutral Fund or the Growth Fund invest in securities of foreign issuers, there is a risk that fluctuations in the exchange rate between the US dollar and foreign currencies may negatively affect such investments.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Performance Information

Market Neutral Fund

Performance Data. The following performance data includes a bar chart showing its annual returns and a table for the Fund showing its average annual returns.

* The table shows how the Fund's average annual return for five years compare to those of a broad based securities market index; and

* The bar chart shows changes in the Fund's performance from year to year over five years.

* The after-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your individual tax situation and may differ from tbose shown. Actual after tax returns are not relevant to investment made in tax-deferred arrangements, such as 401(K) plans or individual retirement plans (IRAs).

The Fund's past performance (before and after taxes), of course, does not necessarily indicate how it will perform in the future. You should also consider that:

*     You may lose all or most of your money by investing in the Fund.

* An investment in the Fund is not a deposit in a bank and is not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart. This bar chart and table show the volatility of the Fund's returns. The bar chart shows changes in the Fund's returns from year to year over the past seven calendar years which covers the period during which the current Advisor has provided advisory services to the Fund under its current fundamental investment objectives and policies. Of course, past performance (before and after taxes) cannot predict or guarantee future results.

[GRAPHIC OMITTED]

[The following table is depicted as a bar chart in the printed Prospectus]




                  96    97      98      99      00      01     02

Annual Return
on Class C
Shares(1)
PreTax           5.16%  -5.13%   -10.25%  -4.35%  38.46%  9.6%  -7.4%
After Tax        3.70%  -4.10%    -8.20%  -3.48%  30.77%  7.8%  -5.9%



(1) The performance information shown is that of the Fund's Class C Shares which has the longest operating history of the Funds' classes.

The Fund's Best Quarter was up 14.06%, 3rd quarter, 2000; and Worst Quarter was down -5.7%, 4th quarter, 1998.


Performance Table. The bar chart below shows the Fund's Class C actual yearly performance (commonly known as its "total return") for the years ended December 31, over the past decade or since inception. The table provides an indication of the historical risk of an investment in the Fund. The table shows how the Fund's average annual total returns compare to those of the 90-day T-bill rate. The Advisor has chosen a 90-day T-bill as an appropriate benchmark because the Advisor's stock selection techniques are not based on systematic market or economy-wide factors and the 90-day T-bill rate represents the best short-term rate of return which is nearly independent of systematic market influences.

Average Annual Total Returns(1)

                                     Since Most Recent of January 1,1995
Share Class(2)       1 Year     5 Year        or Inception of Class(3)

Class A              -6.8%     3.4%                   2.1%(3)

Class B              -7.4%     3.8%                   3.1%(3)

Class C              -7.4%     3.8%                   2.0%

Class D              -5.8 %    4.8%                   3.7%(4)

Index(5)              1.7%     5.2%                   5.6 %


(1) The average annual total returns in the performance table for the periods ended December 31, 2002. The returns do not reflect sales charges for Class A shares or contingent deferred sales charges (CDSC) for Class B shares if they did the total returns shown would be lower. The Class C and Class D Shares do not have front end or contingent deferred sales charges. All Fund performance assumes reinvestment of dividends and capital gains.

(2) The Fund has operated under its current fundamental investment objective and policies since January 1, 1995. Prior to that time, the Fund had different fundamental investment policies. At
January 1, 1995, the Fund had only Class C Shares outstanding.

(3) Since first sale of this class on January 7, 1997.

(4) Since first sale of this class on December 6, 1996.

(5) 90-day T-bill rate.


Growth Fund

The Growth Fund is newly formed and has no operating history prior to Januuary 1, 2003.


Real Estate Fund

Performance Data. The Fund commenced portfolio operations in April 2002. The total return of the Fund for the six months ended December 31, 2002 which is the first full period of operations for each class of stock is as follows:

	Class A		-10.9%
	Class C		-10.8%
	Class D		-10.5%
Index
	Bloomberg REIT	 -7.3%


An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              FEES AND EXPENSES

Market Neutral Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                               Class A    Class B      Class C    Class D
                               Shares     Shares       Shares     Shares

Shareholder Fees (fees
paid directly from your
investment)

Minimum sales charge (Load)
imposed on purchase as a
percentage of offering price   4.75%      None          None       None

Maximum Deferred Sales Charge
(Load) as a percentage of
original price or redemption
proceeds, whichever is lower.   None      4% during     None       None
                                          1st and 2nd
                                          year, 3% during
                                          3rd year, 2.5%
                                          during 4th year, 1.5%
                                          during 5th year and
                                          0% after the 5th year.

  Exchange Fee(1)               $7.50     $7.50         $7.50      $7.50


Annual Fund Operating Expenses (expenses deducted from fund assets)


                            Class A     Class B   Class C   Class D

Annual Fees and Expenses

  Management Fees            1.0%        1.0%     1.0%       1.0%

  Rule 12b-1 Fees            0.25%       1.0%     1.0%       None

  Other Expenses (gross)(2,3)3.2%        3.2%     3.2%       3.2%


(1)  See "Investor Services - Exchange Privilege" below.

(2) Expenses waived included all of the Advisory Fee but excluded
12b-1 fees, interest expense, taxes and brokerage fees and commissions for the three months ended March 31, 2002. The Advisor will not waive its Advisory Fee or any other expense during the year Decebmer 31, 2003.

(3) During 2001 and 2002, the Fund did not pay dividends on short sales which would have been included in the Other Expense
(gross) if any had been paid.


Please see "Information About Your Account, Share Classes, Sales
Charges and Distribution Arrangements" below for an explanation of how and when these sales charges apply.

Example. This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




               Class A     Class B    Class C    Class  D

After 1 Year    $922       $925       $541        $443

After 3 Years  $1,820      $1,871     $1,615      $1,337

After 5 Years  $2,724      $2,762     $2,682      $2,241

After 10 Years $5,008      $5,191     $5,309      $4,546


CENTURION COUNSEL GROWTH FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Annual Fund Operating Expenses (expenses deducted from fund assets)


                               Class A    Class B      Class C    Class D
                               Shares     Shares       Shares     Shares

Shareholder Fees (fees
paid directly from your
investment)

Maximum sales charge (Load)
imposed on purchase as a
percentage of offering price   4.75%      None          None       None

Maximum Deferred Sales Charge
(Load) as a percentage of
original price or redemption
proceeds, whichever is lower.   None      4% during     None       None
                                          1st and 2nd
                                          year, 3% during
                                          3rd year, decreasing
                                          2.5% during 4th year,
                                          and 1.5% during the 5th
                                          year to 0% after the
                                          5th year.

  Exchange Fee(1)              $7.50      $7.50         $7.50      $7.50


   Annual Fund Operating Expenses (expenses deducted from fund assets)


                           Class A   Class B   Class C    Class D

Annual Fees and Expenses

  Management Fees            1.0%      1.0%      1.0%       1.0%

  Rule 12b-1 Fees            0.25%     1.0%      1.0%       None

Other Expenses (gross) (1)   1.50%     1.50%     1.50%      1.50%

(1)  See "Investor Services - Exchange Privilege" below.

Please see "Information About Your Account, Share Classes, Sales
Charges and Distribution Arrangements" below for an explanation of how and when these sales charges apply.

Example. This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                Class A   Class B   Class C   Class D

After 1 Year     $750      $768      $368       $262

After 3 Years  $1,318    $1,417    $1,117       $806

After 5 Years  $1,920    $2,034    $1,887     $1,376

After 10 Years $3,502    $3,090    $3,902     $2,924


CENTURION REAL ESTATE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                               Class A    Class B      Class C    Class D
                               Shares     Shares       Shares     Shares

Shareholder Fees (fees
paid directly from your
investment)

Maximum sales charge (Load)
imposed on purchase as a
percentage of offering price   4.75%      None          None       None

Maximum Deferred Sales Charge
(Load) as a percentage of
original price or redemption
proceeds, whichever is lower.   None      4% during     None       None
                                          1st and 2nd
                                          year, 3% during
                                          3rd year, 2.5%
                                          during 4th year, 1.5%
                                          during 5th year and 0%
                                          after the 5th year.

  Exchange Fee(1)               $7.50     $7.50         $7.50     $7.50


     Annual Fund Operating Expenses (expenses deducted from fund assets)


                  		Class A   Class B   Class C    Class D

Annual Fees and Expenses

  Management Fees            1.0%      1.0%      1.0%       1.0%

  Rule 12b-1 Fees            0.25%     1.0%      1.0%       None

Other Expenses (gross)(1)    2.6%     3.32%     3.32%      2.32%

Transaction Fees



(1)  See "Investor Services - Exchange Privilege" below.

Please see "Information About Your Account, Shares Classes, Sales Charges and Distribution Arrangements" below for an explanation of how and when these sales charges apply.

Example. This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                Class A   Class B   Class C   Class D

After 1 Year     $735      $749      $349       $244

After 3 Years  $1,273    $1,362    $1,062       $750

After 5 Years  $1,836    $1,947    $1,797     $1,282

After 10 Years $3,358    $3,733    $3,733     $2,737


DESCRIPTION OF THE FUNDS

This section of the Prospectus provides a more complete description of each Fund's investment objectives, principal strategies and risks. Of course, there can be no assurance that a Fund will achieve its investment objective.

Please note that:

* Additional discussion of each Fund's investments, including the risks of the investments, can be found in the discussion under "Description of Fund Practices" following this section.

* The description of the principal risks for the Funds may include risks described in the "Summary of Principal Risks" above. Additional information about the risks of investing in the Fund can be found in the discussion under "Description of Fund Practices" below.

* Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

Investment Objectives and Policies

The investment objectives and policies of each Fund are described below. A Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. Unless otherwise stated, a Fund's investment policies are not fundamental and can be changed in the Board's discretion without a shareholder vote.

Irrespective of a Fund's investment objective, it may establish a defensive position during any period of stock market weakness or of uncertain market or economic conditions as determined by the Advisor. In a defensive position, the Advisor would seek to preserve the Fund's capital by temporarily having all or a part of its assets invested in short-term, fixed-income securities or retained in cash or cash equivalents. These investments would include U.S. government securities, bank certificates of deposit, bankers' acceptances and high-quality commercial paper issued by domestic corporations. These investments would be inconsistent with the Fund's fundamental objective and such defensive positioning may prevent a Fund from achieving its fundamental objective.


Centurion Counsel Market Neutral Fund

The Market Neutral Fund seeks long-term return with modest volatility and minimal downside risk to capital. The Advisor follows a strategy of investing in securities and engaging in transactions to minimize the impact of movements in the securities markets by dividing the Fund's investments between long positions in securities of companies the Advisor deems undervalued and short sales of securities of companies it deems to be overvalued. The Fund's policies include investments in put and call options, rights, warrants, options on securities indexes. Generally, the Fund will principally invest in securities which are traded in the United States markets. The Fund's long and short positions, however, may involve equity securities of foreign issuers that are principally traded in the markets of the United States. As a fundamental policy, under normal market conditions, at least 65% of the Fund's portfolio is invested in long and short positions in such securities or derivative securities which are indexed to the value of such securities.

By taking long and short positions in different securities, the Advisor attempts to cancel out the effect of general stock market movements on the Fund's performance. In general, the Advisor expects the Fund seeks to make money in a rising market by buying long positions, which will increase as fast or faster than the market, and short positions which will increase less than the long positions or even decline in value.
In a declining market the fund hopes its short positions will fall more rapidly than the market, and its long positions will fall less rapidly or even increase in value. The Fund is therefore subject to the risk of poor securities selection by the Advisor if it is unsuccessful in executing its strategy in identifying under performing and over performing investments in the equity.

Under normal circumstances, the Advisor's investment selections are likely to result in the Fund being over weighted in both its long and short positions. Also, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector and visa versa, consequently the Fund may have net exposures to different asset classes and/or different industries or sectors of the market. This overexposure increases the risk to the Fund and the opportunity for loss should its investments in a particular asset class, or industry sector not perform as the Advisor predicts. The Advisor determines the size of each long and short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the Fund's overall portfolio.

The Advisor constantly reviews the Fund's portfolio to restore dynamic balance as the markets change. The Advisor sells or options long positions it identifies as overvalued and closes short positions it identifies as undervalued. It restores balance by reinvesting in undervalued long positions and overvalued short positions in the appropriate ratio. The Advisor has developed computer program models and related analytical procedures which allow the Adviser to analyze extensive financial data from numerous public and private sources, and, based on such data, the Advisor identifies overvalued and undervalued securities. The Advisor developed its computer model over more than a decade based on its experience in managing individual, small business and institutional investment portfolios. The principal financial data used in connection with the computer model currently are: (i) Consensus estimates of the earnings, dividends, free cash flow and payout ratios on a broad cross-section of common stocks as reported by independent financial reporting services that survey over 1,000 Wall Street analysts; (ii) the estimated current yield to maturity on long-term corporate bonds rated "AA" by Standard & Poors Corporation ("S&P");
(iii) the present yield on money market instruments; (iv) historical standards deviation and investment return for each class of assets;
(v) historical standard statistical correlation of investment return among the various asset classes; and (vi) technical factors in the market including overbought and oversold conditions, market momentum and market volume.

The Market Neutral Fund makes no guarantees because any investment involves risks. In addition, although it will attempt to spread the overall risk of its investments by investing in companies in a number of different industries, such strategy will not eliminate the risk. The Fund cannot predict stock price changes from day to day, and it cannot guarantee against losses or that it will meet its investment objectives.

Centurion Counsel Growth Fund

The Growth Fund seeks capital growth with a view towards income. As a fundamental policy, under normal market conditions at least 65% of the Fund's portfolio will be invested in the securities of companies (i) that have consistently paid dividends in the past and/or (ii) whose management have publicly announced a current policy of consistently paying dividends. Preservation of capital, while not an objective, is also an important consideration. Of course, there is no assurance that the Fund's objective will be achieved.

The Fund seeks to achieve its investment objective by investing in financially sound companies that pay or announced a policy to pay dividends based on the Advisor's investment philosophy that the securities of such companies, because of their dividend record, have a strong potential to increase in value. Normally, the Fund's investments are in common stock, securities convertible into common stock, or rights or warrants to subscribe for or purchase common stock.

The Advisor's focus on companies which consistently pay dividends that will help the Fund attain its objective of long-term growth with a view towards income. The Advisor will favor stocks of companies that have shown a consistent growth in dividend rates. Because capital preservation is an important consideration, the Advisor also reviews a company's stability and the strength of its balance sheet in selecting among eligible growth companies generally. The Advisor also considers other factors, such as return on shareholder's equity, rate of earnings growth and anticipated price/earnings ratios, in selecting investments for the Fund.

Following these policies, the Fund will invest predominantly in equity securities issued by U.S. companies. These may include Large-cap, Mid-cap, Small-cap and/or Micro-cap companies. Large-cap companies are those which have a market capitalization of $5 billion or more; Mid-cap companies generally have a market capitalization of $1 billion up to $5 billion; Small-cap companies generally have a market capitalization of up to $1 billion; and Micro-cap companies generally have a market capitalization of less than $200 million. Investments in smaller capitalization companies will subject the Fund to greater risks.

The Growth Fund may invest in foreign securities, generally by purchasing sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs evidence ownership of, and represent the right to receive, securities of a foreign issuer deposited in a U.S. bank or a correspondent bank, while GDRs and EDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. The Fund may also purchase the securities of foreign issuers directly in foreign markets.

The Fund intends to limit its investments in securities of foreign issuers to 10% of its net assets. Foreign securities have risks that U.S. securities do not have. For more information about foreign securities and their risks, please see Description of Fund Practices and Related Risks."

The Growth Fund also may:

*     invest up to 20% of its assets in options contracts;
*     write covered call and put options;
*     purchase and sell put and call options;
* make loans of portfolio securities of up to 5% of its total assets; and
*     invest up to 5% of its assets in illiquid securities.

Except with respect to an investment in illiquid securities, if a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies. The Fund will promptly act to correct excess investments in illiquid securities.

The Growth Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "Investment Restrictions" in the SAI.

In determining to purchase or sell an investment, the Advisor purchases securities which it has determined to be under-valued, based on its fundamental analysis of the issuer and technical analysis of the market for the security. The Advisor sells a security when it determines it to be over-valued by the market or determines the business prospectus of the issuer have changed. The Fund purchases securities primarily for investment rather than for short-term profits. If the Advisor feels it is wise to sell a position in a security, it will not hesitate even if it has had the security just a short time. Turnover of the Fund's assets will affect brokerage costs and may affect the taxes you pay.
The Fund calculates its portfolio turnover as the ratio of the lesser of annual purchases or sales of portfolio securities to average monthly portfolio value (not including short-term securities, if any). The Advisor expects the Fund to have a turnover rate of less than 50%.
If the Fund had a 100% turnover rate, it would mean that the Fund replaced all of its portfolio securities within a year. As a result of the portfolio turnover rate, the Fund will generally incur greater brokerage commissions which could also affect federal and state income taxes. Shorter term investment strategies will also increase the likelihood that the Fund will incur short-term capital gains and losses.

The Growth Fund makes no guarantees because any investment involves risks. In addition, although it will attempt to spread the overall risk of its investments by investing in companies in a number of different industries, such strategy will not eliminate the risk. The Fund cannot predict stock price changes from day to day, and it cannot guarantee against losses or that it will meet its investment objectives.

Centurion Counsel Real Estate Fund

The Real Estate Fund seeks a total return from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry. As a fundamental policy, under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities of real estate investment trusts, or REITs, and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate or interests in these properties. The Fund invests in equity securities of real estate industry companies including common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities ("real estate equity securities").

The Fund may invest up to 35% of its total assets in (a) securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property (mortgage-backed securities), such as mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These securities are described below.

In selecting real estate equity securities, the Advisor's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. The Advisor believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through operating experience and expertise. The Fund will purchase real estate equity securities when, in the Advisor's judgment, their market price does not adequately reflect this potential. In making this determination, the Advisor will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets. The Advisor will also strongly consider an issuer's historical and projected growth in funds from operations (as defined for real estate companies) as its history and prospectus for dividends and overall yield.

The Real Estate Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

The Fund's investment strategy with respect to Real estate equity securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the performance of the securities. Value and management further distinguishes the most attractive investments.
The Advisor's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection, and securities analysis. The Advisor believes that this process will result in a portfolio that will consist of real estate equity securities of companies that own assets in the most desirable markets across the country. The Advisor will seek to maintain investments which are diversified geographically and by property type, either by investments in individual diversified companies or groups of non-diversified companies whose combined portfolios are so diversified.

To implement the Real Estate Fund's research and investment process, the Advisor will use publicly available and proprietary databases and algorithms to analyze local market rent, expenses, occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits. The Advisor further screens the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. The Advisor makes extensive use of industry analysis in order to assess trends in tenant industries. This information is then used to further evaluate management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.

The Fund's investments in mortgage-backed securities involve the risk that the loans will be prepaid when interest rates decline and the Fund will have to reinvest in securities with then prevailing lower interest rates. This prepayment risk results in mortgage-backed securities generally having a significantly greater price and yield volatility than traditional fixed-income securities. The Fund may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not rated, of equivalent credit quality as determined by Centurion Counsel. The Fund expects that it will not retain a debt security that is downgraded below BBB or Baa or, if unrated, determined by the Advisor to have undergone similar credit quality deterioration, subsequent to purchase by the Fund. The Fund's investments in REMICs, CMOs and other types of mortgage-backed securities may be subject to special risks that are described under "Description of Investment Practices."

The Real Estate Fund also may:

*    invest up to 15% of its net assets in convertible securities;
* make short sales of securities or maintain a short position but only if at all times when a short position is open not more than 25% of the Fund's net assets is held as collateral for such sales.
*    invest up to 10% of its net assets in rights or warrants;
* make loans of portfolio securities of up to 25% of its total assets; and

Because the Fund invests a substantial portion of its assets in the real estate market, it is subject to many of the same risks involved in direct ownership of real estate. For example, the value of real estate could decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, REITs are dependent on the capability of their managers, and a REIT may have limited diversification of property types and/or geographical location, and could be significantly affected by changes in tax laws.

The Fund is not intended to seek short-term profits, but may do so from time to time if the Advisor deems that such a strategy is appropriate under prevailing market conditions. If the Advisor feels it is wise to sell a position in a security, it will not hesitate even if it has had the security just a short time. Turnover of the Fund's assets will affect brokerage costs and may affect the taxes you pay. The Fund calculates its portfolio turnover as the ratio of the lesser of annual purchases or sales of portfolio securities to average monthly portfolio value (not including short-term securities, if any). The Advisor expects the Fund to have a turnover rate of less than 75%. If the Fund had a 100% turnover rate, it would mean that the Fund replaced all of its portfolio securities within a year. As a result of the portfolio turnover rate, the Fund will generally incur greater brokerage commissions which could also affect federal and state income taxes. Shorter term investment strategies will also increase the likelihood that the Fund will incur short-term capital gains and losses.

The Real Estate Fund makes no guarantees because any investment involves risks. In addition, although it will attempt to spread the overall risk of its investments by investing in companies in a number of different industries, such strategy will not eliminate the risk. The Fund cannot predict stock price changes from day to day, and it cannot guarantee against losses or that it will meet its investment objectives.

Description of Fund Practices and Related Risks

This section describes each Fund's investment practices and related risks. Unless otherwise stated, a Fund's use of these practices was described in the previous section.

Dependence on Advisor. The Funds depend on the Advisor's ability to among other things, accurately and timely identify undervalued and overvalued securities. In the Market Neutral Fund in particular, the Advisor may fail to purchase and sell short different stocks such that the long positions outperform the short positions. Also, the Advisor may fail to construct a portfolio that has limited exposure to general equity market risk or that has limited exposure to specific industries, specific capitalization ranges and certain other risk factors.

Investment Techniques. The value of Fund shares may increase or decrease depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors. Investment in shares of the Fund is more volatile and risky than some other forms of investment. In the Market Neutral Fund in particular, the Fund's long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared to other stock mutual funds. Although the Market Neutral Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Market Neutral Fund will be subject to various risks, including the risk of poor stock selection by the Advisor.

An investment in the Market Neutral Fund and the other Funds is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

Investments in Common Stock. Each Fund invests in common stocks which are individually selected after considering a number of factors, including price earning ratios, historical stock price movements and perceived under valuation or over valuation. None of the Funds' goal are necessarily to achieve a portfolio of publicly traded common stocks which are representative of any index or industry wide sampling. Thus, the Fund does not seek to make representative or pro rata investments in the stocks of any single index such as the S&P index on a capitalized weighted basis or otherwise.

Risks of Short Sales. The Centurion Market Neutral Fund routinely makes short sales of securities. A short sale is effected by selling a security that the Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. The Fund would borrow the security it sells short from a third party and sell it at its current market price. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment.

The Advisor would sell a security short it if believes that the security is overvalued. The Fund will incur a loss if the price of the borrowed security increases between when the Fund sells it and when the Fund replaces it, however, the Fund may gain if the price of the borrowed security decreases during that period of time. The Fund cannot guarantee that it will be able to replace a security at any particular time or at an acceptable price. This risk is particularly applicable to the Market Neutral Fund.

During the time a Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at its then market value or "buy in" by paying the lender an amount equal to the price required to purchase the security to close out the short position. A Fund's gain on a short sale is limited by the price at which it sold the borrowed security. By contrast, its loss on a short sale is limited only by the maximum attainable price of the security less the price at which it was sold.

Short sales also involve other costs. A Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short To borrow the security, the Fund also may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss for the Fund will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

Until a Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount deposited as collateral with the broker who loans the security will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker, the Fund might not receive any payments (including interest) on collateral deposited with the broker. A Fund will not make a short sale if after giving effect to the sale the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by the Fund is covered if a Fund is short the underlying security or holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is used for cross-hedging purposes if a Fund does not own the underlying security, and is designed to provide a hedge against a decline in value in another security which the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by the Fund were exercised by the holder of the option, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Rights and Warrants. A Fund will invest in rights or warrants only if the Advisor deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Convertible Securities. Each of the Funds, to some extent, invests in convertible securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch and comparable unrated securities may share some or all of the risks of non-convertible debt securities with those ratings.

Investments in Debt and Fixed-Income Securities. From time to time, each Fund may have substantial amounts of its assets invested in debt securities issued by governments and/or private entities such as corporations and trusts. Each Fund may from time to time invest a substantial portion of its assets in debt securities of less than investment grade; provided each Fund must invest less than 35% of its net assets in junk bonds. Junk bonds are bonds not rated in one of the four highest rating categories by a NRSRO. Thus junk bonds would include bonds rated lower than BBB by Standard & Poors Corporation (the "S&P"), or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's"). Investments in junk bonds would generally expose the Fund to greater risks of loss by reason of default on these bonds. Although having greater risk, junk bonds or lower rated debt securities generally sell at substantially greater yields than investment quality debt securities and generally offer greater potential returns.

Changes in interest rates will specifically affect the value of the Fund's long positions in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates generally will cause the value of a Fund's investments to decline and this decrease in value may not be offset by the higher interest rate income.

The value of the Fund's shares will fluctuate with the value of its investments. The value of the Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities is expected to vary between one and 30 years. In periods of increasing interest rates, the Fund may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investments in Micro and Small-cap Companies. Each Fund will invest in micro-to-small-cap companies which tend to be more volatile than investments in large-cap or mid-cap companies because smaller capitalization stocks typically have additional risks because these often have limited product lines, markets or financial resources.

Portfolio Turnover Rate. The portfolio turnover rate for each Fund is included in the Financial Highlights section of the Fund's SAI. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders. During its year ended, December 31, 2002, the turnover rate for the Centurion Counsel Market Neutral Fund was 754%. Under its current strategies, the Market Neutral Fund, the Growth Fund and the Real Estate Fund expect their turnover rate to not be more than 900%, 50% and 75%, respectively. As a result of the portfolio turnover rate the Fund will generally incur greater brokerage commissions which could also affect federal and state income taxes. Shorter term investment strategies will also increase the likelihood that the Fund will incur short-term capital gains and losses.

Mortgage-Backed Securities and Associated Risks. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Prepayments occur when owner of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Fund that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Centurion Counsel Real
Estate Fund may invest in guaranteed mortgage pass-through securities which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage- Backed Securities also include CMOs and REMIC pass-through or participation certificates that may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis. Centurion Counsel Real Estate Fund will not invest in the lowest tranche of CMOs and REMIC certificates.

Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts, although Centurion Counsel Real Estate Fund does not intend to invest in residual interests.

The Real Estate Industry. Although Centurion Counsel Real Estate Fund does not invest directly in real estate, it invests primarily in Real estate equity securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

In addition, if Centurion Counsel Real Estate Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Currency Considerations. From time to time, 10% or more of the investments of the Market Neutral Fund or the Growth Fund may be invested in securities of foreign issuers and/or securities guaranteed by foreign companies or governments. As a consequence, the dollar equivalent of the net assets, distributions and income of these foreign companies will be adversely affected by reductions in the value of certain foreign currencies relative to the US dollar.
If the value of these foreign currencies falls relative to the US dollar, the price and/or return on the Fund's investments in foreign issuers may be adversely affected.

Short-term Investments. A Fund may invest in short-term investments including: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentality's with remaining maturities not exceeding 18 months.

Future Developments. Each Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon the Advisor's special skills and experience and usually depends on the Advisor's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. There are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover the option investment will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts.
It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts.
If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Fund for U.S. federal income tax purposes.

MANAGEMENT

The Advisor, Centurion Counsel, has served as the Company's advisor since January 1, 1995. The Advisor's address is 365 S. Rancho Santa Fe Road,
3rd Floor, San Marcos, CA 92069. The Advisor has operated as an investment advisor since its organization in 1986. Its business consists primarily of managing the investment portfolios for individuals, corporations and retirement plans. The Fund pays the Advisor a fee for managing the Fund's assets and making its investment decisions. Under the Fund's agreement with the Advisor, this fee equals 1% per annum of the Fund's first $200 million of average daily net assets and declines thereafter at a percentage of average daily net assets if the size of the Fund should be greater. For the year ended December 31, 1998, the Market Neutral Fund paid an annualized rate of 1.0% of its average daily assets to the Advisor.
For the year ended December 31, 1999, 2000 and 2001 the Advisor waived its Advisory fee.

Mr. Jack K. Heilbron, who is Centurion Counsel Fund, Inc.'s Chairman, Chief Executive Officer, President and Chief Financial Officer, has served as portfolio manager for the Fund since 1992. Mr. Heilbron is also Chairman, Chief Executive Officer and Chief Investment Officer of the Advisor. He also serves as Chairman and/or Chief Executive Officer for the Advisor's Affiliates, including the Fund's Distribution, CISI. The Advisor compensates Mr. Heilbron for his services to the Fund.

Mr. Steven T. Foss, who is Centurion Counsel Fund, Inc.'s Assistant Portfolio Manager, has been with Centurion Counsel and it's Affiliated companies since 1993. Mr. Foss is a 1990 Graduate Of North Carolina State University with a Bachelor degrees in Economics and Business Management (Accounting Concentration). He hold current NASD Series
4, 7, 24. The Advisor compensates Mr. Foss for his services to the Fund.

DISTRIBUTIONS AND TAXES

Income and Capital Gains Distributions. The Funds intend to pay dividends at least annually representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee a Fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record dates for the Fund's distributions will vary. Remember that if you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the Fund's distributions, please call Centurion Institutional Services, Inc. at 1-800-878-8536.

Tax Considerations. In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Centurion Counsel Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

The Fund must, by law, withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number
(TIN) or certify that your TIN is correct, or if the IRS instructs the Fund to do so.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about federal, state, local or foreign tax consequences of your investment in the Fund.

INFORMATION ABOUT YOUR ACCOUNT

Share Classes, Sales Charges and Distribution Arrangements

Share Classes: Each Fund offers four classes of Shares. Each class has its own sales charges and distribution arrangement.

Class A Shares--Initial Sales Charge Alternative

You can purchase Class A shares at NAV (net asset value per share) with an initial sales charge as follows:



                            Initial Sales Charge



As % of Net          As % of             Commission to Dealer/Agent
Amount Invested      Offering Price      as % of Offering Price

    4.99%                4.75%                  4.00%



Class B Shares--Deferred Sales Charge Alternative

You can purchase Class B Shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a conditional deferred sales charge or CDSC if you redeem shares within 5 years of purchase. The CDSC varies depending on the number of years you hold the shares.
The CDSC amounts are:


Years Since Purchase                CDSC

First                               4.0%

Second                              4.0%

Third                               3.0%

Fourth                              2.5%

Fifth                               1.5%

Sixth                               None

Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted.

In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, it is assumed that the redemption is first of any shares in the shareholder's Fund account that are not subject to a contingent deferred sales charge, second, of shares held for over five years or shares acquired pursuant to reinvestment of dividends or distributions and third, of shares held longest during the five-year period.

Class C Shares--Asset-based Sales Charge Alternative

You can purchase shares at NAV without an initial sales charge or CDSC. Class C shares will be subject to Rule 12b-1 fees. A Fund will thus receive the full amount of your purchase.

Class D Shares--No Sales Charges

Class D shares are sold at net asset value only to persons who qualify as an Advisor Professional, Eligible Employee, or Eligible Account, as defined below. No front-end charge, deferred sales charge, service fees or distribution fees will be paid by the Fund with respect to the Class D shares. Class D shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales-related expenses.

"Advisor Professionals" are investment advisors, trust companies and bank trust departments exercising discretionary investment authority with respect to the money to be invested in the Fund. Eligible Employees are (a) current or retired directors of the Funds, current or retired employees of the Advisor or its affiliated companies, including spouses, minor children and grandchildren of these persons or their parents; or (b) employees or registered representatives of the Fund's dealers' selling group agreements with the Distributor, employees of financial institutions that have arrangements having selling group agreements with the Distributor, and spouses and minor children of such persons; or (c) any trust, pension, profit sharing or other benefit plan for such persons. "Eligible Accounts" are accounts opened for shareholders by dealers where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor if such redemption has occurred no more than 15 days prior to the purchase of shares of the Fund and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account.

Asset-based Sales Charge or Rule 12b-1 Fees. Each Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

Rule 12b-1 Fee (As a Percentage of Aggregate
Average Daily Net Assets)

Class A                 0.25%

Class B                 1.00%

Class C                 1.00%

Class D                 None

The fee under the Rule 12b-1 Plan for the Class A shares is 0.25% of the aggregate average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Choosing a Class of Shares. The decision as to which class of shares is more beneficial to you depends primarily on the intended length of your investment. If you plan to keep your shares for 5 years or longer, you might consider purchasing Class A shares because of their one-time front end charge and lower 12b-1 fees of 0.25% per year. If your investment will be for a shorter term, you might consider purchasing Class B shares because 100% of your purchase is invested immediately. Also, while your 12b-1 fee expenses will be 1.0% per year they should, when added to the CDSD charged on your Class B Shares, be less than the total of the front end sales charge and 12b-1 fees on Class A Shares held for the same period. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and no CDSC as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of any class of shares.

You should consult your financial agent to assist in choosing a class of Fund shares.

Other Charges. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, or Class C shares made through your financial representative. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

In addition to the discount or commission paid to dealers or agents, the Distributor from time to time may pay additional cash or other incentives to dealers or agents for the sale of shares of the Fund. These additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, the cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Centurion Counsel Funds during a specific period of time. The incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer or agent to urban or resort locations within or outside the U.S. The dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

Buying Shares

You can start your investment in the Fund with as little as a $500 purchase. You can make additional purchases of $25 or more. Your new Fund shares will be priced based on the Share's NAV next determined after your order is received. The Fund may waive these minimum purchase amounts to groups of investors with a single agent. All Shares are offered to the public except the Class D Shares, which are offered only to Advisor Professionals, Eligible Employees or Eligible Accounts.

How to Buy Shares

Through your investment
representative

Contact your investment representative

By Mail

Complete New Account Application and state the
Fund in which you want to invest. Make your check payable to Centurion Counsel Funds, Inc.

Mail your New Account Application and check to Centurion Institutional Services, Inc.

By Exchange

Call Centurion Institutional Services, Inc. at the number below or send signed written instructions.

(Please see information below on exchanges.)

Centurion Institutional Services, Inc.
365 S. Rancho Santa Fe Road, 3rd Floor
San Marcos, CA 92069
Telephone 1-800-878-8536
(Monday through Friday 8:00 a.m. to 5:00 p.m., Pacific time) www.centurioncounsel.com

Investor Services

Periodic Payment Plan. This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application.

Distribution Options. You may reinvest distributions you receive from the Fund in an existing account in the same share class of the Fund or another Centurion Counsel Fund. Initial or contingent sales charges will not apply if you reinvest your distributions under this option.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund.

Telephone Privileges. You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.


As long as we take reasonable measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchange Privilege. Subject to the following limitations, you may exchange some or all of your shares of the Fund for shares of Cash Equivalent Fund - Money Market Portfolio (a money market fund) ("CEF"). CEF is managed by Kemper Financial Services, Inc. and is offered through Centurion Institutional Services, Inc. If a shareholder wishes to exchange shares of the Fund for shares of CEF, the shareholder should first contact CIS and obtain and read the prospectus of CEF.

The Fund may elect a three business day settlement period for all exchanges before shares may be re-exchanged. Such exchange is considered a taxable transaction, and you must recognize the gain or loss. The Fund's transfer agent charges a nominal fee of $7.50 per exchange for this service. The exchange must satisfy the minimum dollar amount necessary for new purchases. You need not pay any front-end sales charge for the exchange.

This exchange privilege is available only in states where shares of the Fund being acquired may legally be offered and sold and may be modified or terminated at any time by the Fund. Broker-dealers which have sales agreements with CIS may charge a fee for processing exchange orders on behalf of their customers.

Generally, exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanges shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into the Centurion Counsel money market fund, a money market fund administered by Kemper Financial Services, Inc., the time your shares are held in the money market fund will not count towards the CDSC holding period.

An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there may be limits on the number and amount of exchanges you may make.

Payout Plan. This plan allows you to automatically sell your shares and receive regular payments from your account of $150 or more.
If applicable, a CDCS will apply to withdrawals. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

Selling Shares

You can sell your shares at any time at their NAV next determined after your request is received, less any CDSC in the case of the Class B Shares. Please keep in mind that even if you sell all the shares in your account, your account will not be closed. You will still be able to buy additional Fund shares. The Fund will be closed on legal holidays and you will not be able to buy or sell shares on those days.

Selling Shares in Writing. Requests to sell shares can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner if you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account.

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers. A notary public CANNOT provide a signature guarantee.

Selling Recently Purchased Shares. If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds for 15 days or until your check or draft has cleared, whichever occurs first. A certified or cashier's check may clear in less time.

Redemption Proceeds.  Your redemption check will be sent within seven
(7) days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.


Selling Shares



                                      To sell some or all of your shares

Through your investment
representative                    Contact your investment representative

By Mail Send written instructions and endorsed share certificates (if you hold share certificates) to Centurion Institutional
                                  Services.   Corporate, Partnership or
                                  trust accounts may need to send additional documents.

                                  Specify the fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees, if required.

                                  A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

By Phone As long as you do not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.

Telephone (760) 471-8536

                                  A check will be mailed to the name(s)
                                  and address on the account.  Written
                                  instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

By Exchange                       Obtain a current prospectus for the fund
                                  you are considering.

                                  Call Shareholder Services at the number
                                  below or send signed written instructions.
                                  See the policies above for selling shares by mail or phone.

                                      Centurion Institutional Services, Inc.
                                      365 S. Rancho Santa Fe Road, 3rd Floor
                                      San Marcos, CA 92069
                                      Telephone 1-800-878-8536

Account Policies

Calculating Share Price. The Fund calculates the net asset value per share ("NAV") each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each Fund's NAV is calculated by dividing its net assets attributable to the share class by the number of shares of that class outstanding.

When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Statements and Reports. You will receive confirmations and account statements that show your account transactions. You will also receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders on a household and send only one copy of the financial reports. If you need additional copies, please call 1-800-878-8536.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the Fund.

Street or Nominee Accounts. You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with CISI. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint Accounts. Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship." To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

Market Timers.  Each Fund allows investments by market timers.

Additional Policies. Please note that the Fund maintains additional policies and reserves certain rights, including:

* The Fund may refuse any order to buy shares, including any purchase under the exchange privilege.

* At any time, the Fund may change its investment minimums or waive or lower its minimums for certain purchases.

* The Fund may modify or discontinue the exchange privilege on 60 days' notice.

* You may only buy shares of a fund eligible for sale in your state or jurisdiction.

* In unusual circumstances, as determined by the Securities and Exchange Commission, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

* For redemptions over a certain amount, the Fund reserves the right to make payments in securities or other assets of the Fund, in the case of an emergency or if the payment by check or wire would be harmful to existing shareholders.

* To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

Dealer Compensation. Qualifying dealers who sell the Class A, Class B or Class C Shares may receive sales commissions and other payments. These are paid by the Fund's Distributor, CISI, from sales charges, distribution and service (12b-1) fees and its other resources.


             Share Class                Maximum
                                        Reallowance

             Class A                     4.0%

             Class B                     up to 4.0%
                                         CDSC

             Class C                     None

             Class D                     None


FINANCIAL HIGHLIGHTS

Centurion Counsel Market Neutral Fund

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Squire & Co., the independent accountants for the Fund, whose reports, along with the Fund's financial statements, are included in the Fund's SAI, which is available upon request.

Selected data for each share of capital stock outstanding throughout the period is as follows:

CENTURION COUNSEL MARKET NEUTRAL FUND
                                FINANCIAL HIGHLIGHTS

                                          Class A
                                          Shares

Per Share Operating Performance:         2002   2001    2000   1999
"Net asset value, beginning of period"  $4.43  $4.03   $2.92   $3.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)              (0.12) (0.05)     -      -
Net gains  (losses) on investments
(both realized and unrealized)(d)       (0.18)  0.45    1.11   -0.12

Total From Investment Operation         (0.30)  0.40    1.11   -0.12

DISTRIBUTIONS TO SHAREHOLDERS		      -       -       -      -


Net asset value, end of period          $4.13  $4.43   $4.03   $2.92

TOTAL RETURN (e)                        -6.77%  9.93%  38.01% -3.95%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                         $11   $ 11    $ 10      $  7
Ratios to net assets
Expenses, before waiver of fees        4.47%   5.06%  4.61%   4.05%
Expenses, after waiver of fees         4.22%   3.68%  3.32%   2.87%
Net investment income                 -7.49%  -4.78% -0.02%  -3.45%
Portfolio Turnover Rate	              753.91%823.17%532.12% 447.63%
Number of Shares Outstanding
	at End of Period (000 Omitted)    3      3      3       3




Per Share Operating Performance:       1998
"Net asset value, beginning of period" $3.35

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)              0.02
Net gains  (losses) on investments
(both realized and unrealized)(d)      -0.33

Total From Investment Operation        -0.33

DISTRIBUTIONS TO SHAREHOLDERS		      -


Net asset value, end of period         $3.04

TOTAL RETURN (e)                      -9.25%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                         $   8
Ratios to net assets
Expenses, before waiver of fees        2.67%
Expenses, after waiver of fees         2.67%
Net investment income                 -0.29%
Portfolio Turnover Rate	               522.88%
Number of Shares Outstanding
at End of Period (000 Omitted)


                                    Class B
                                     Shares

Per Share Operating Performance:	 2002   2001   2000    1999    1998

"Net asset value, beginning of period"$4.32 $3.96  $2.86   $3.00  $3.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)            (0.14) (0.05)   -     -0.02  -0.01
Net gains  (losses) on investments
(both realized and unrealized)(d)     (0.18)  0.41   1.10  -0.12  -0.32

Total From Investment Operation       (0.32)   0.36  1.10  -0.14  -0.33

DISTRIBUTIONS TO SHAREHOLDERS	          -       -      -     -       -

Net asset value, end of period      $4.00  $4.32  $3.96  $2.86   $3.00

TOTAL RETURN (e)                    -7.41% 9.09% 38.46%-4.67%   -9.91%
RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                       $315   $205  $  1     $ -	$ 1
Ratios to net assets
Expenses, before waiver of fees      5.00% 5.81%  5.34% 4.72%    3.42%
Expenses, after waiver of fees       4.75% 4.44%  4.05% 3.54%    3.42%
Net investment income               -8.02% -5.54% -0.02%-4.12%  -0.36%
Portfolio Turnover Rate	           753.91% 823.17%532.12%447.63%522.88%
Number of Shares Outstanding
	at End of Period (000 Omitted) 79     47     -        -       -


                                         Class C Shares (a)

Per Share Operating Performance:	 2002   2001     2000     1999

"Net asset value, beginning of period"  $4.34  $3.96   $2.86     $2.99

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)               (0.14) (0.05)     -      -0.02
Net gains  (losses) on investments
(both realized and unrealized) (d)	 (0.18)  0.43    1.10     -0.11

Total From Investment Operation          (0.32)  0.38    1.10     -0.13

DISTRIBUTIONS TO SHAREHOLDERS	             -       -      -         -

Net asset value, end of period            $4.02  $4.34   $3.96     $2.86

TOTAL RETURN (e)                          -7.37%  9.60%  38.46%    -4.35%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                           $ 766  $ 1,013 $ 995    $1,259
Ratios to net assets
Expenses, before waiver of fees            5.15%  5.81%  5.35%     4.80%
Expenses, after waiver of fees             4.89%  4.43%  4.07%     3.62%
Net investment income                     -8.16% -5.53% -0.02%     4.20%
Portfolio Turnover Rate	                 753.91% 823.17% 532.12%   447.63%
Number of Shares Outstanding
At End of Period (000 Omitted)             191    233     251      440


                                       Class C Shares (a)


Per Share Operating Performance:	  1998

"Net asset value, beginning of period" $3.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)             (0.01)
Net gains  (losses) on investments
(both realized and unrealized) (d)     (0.33)

Total From Investment Operation        (0.34)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Distributions from capital gains

Total Distributions                   $ -

"Net asset value, end of period       $2.99

TOTAL RETURN (e)                     -10.21%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                       $4,166
Ratios to net assets
Expenses, before waiver of fees       3.42%
Expenses, after waiver of fees        3.42%
Net investment income                -0.36%
Portfolio Turnover Rate	            522.88%
Number of Shares Outstanding
At End of Period (000 Omitted)       1,392



                                                Class D
                                                Shares


Per Share Operating Performance:        2002   2001     2000      1999

Net asset value, beginning of period   $4.51   $4.10   $2.95    $3.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)             (0.12)   (0.05)   -       0.01
Net gains  (losses) on investments
(both realized and unrealized) (d)     (0.14)    0.46   1.15    -0.11

Total From Investment Operation        (0.26)    0.41   1.15    -0.10

DISTRIBUTIONS TO SHAREHOLDERS	           -        -     -        -

Net asset value, end of period         $4.25   $4.51   $4.10    $2.95

TOTAL RETURN (e)                       -5.76%   10.00%  38.98%   -3.28

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted)$943    $776  $  527    $352
Ratios to net assets
Expenses, before waiver of fees          4.22%  4.81%  4.35%   3.80%
Expenses, after waiver of fees           3.96%  3.43%  3.07%   2.62%
Net investment income                   -7.24%  -4.53% -0.02%  -3.20%
Portfolio Turnover Rate	               753.91% 823.17% 532.20% 447.63%
Number of Shares Outstanding
at End of Period (000 Omitted)          222     172      129     119


                                               Class D
                                                Shares

Per Share Operating Performance:         1998

Net asset value, beginning of period    $3.36

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)               0.02
Net gains  (losses) on investments
(both realized and unrealized) (d)      -0.33

Total From Investment Operation         -0.31

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Distributions from capital gains

Total Distributions                       -

Net asset value, end of period           $3.05

TOTAL RETURN (e)                        -9.23%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted)$760
Ratios to net assets
Expenses, before waiver of fees           2.42%
Expenses, after waiver of fees            2.42%
Net investment income                    -0.26%
Portfolio Turnover Rate	                522.88
Number of Shares Outstanding
at End of Period (000 Omitted)            249


(a) Allocated between Net Investment Income and Net
Gain or (Losses) on Securities based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.


Centurion Counsel Growth Fund

This Fund is newly organized and did not conduct operations prior to January 1, 2002.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Squire & Co., the independent accountants for the Fund, whose reports, along with the Fund's financial statements, are included in the Fund's SAI, which is available upon request.

Selected data for each share of capital stock outstanding throughout the period is as follows:

 CENTURION COUNSEL GROWTH FUND
             FINANCIAL HIGHLIGTHS

                                           Class D
                                            Shares

Per Share Operating Performance:         2002(c)

Net asset value, beginning of period    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                 -
Net gains  (losses) on investments
(both realized and unrealized) (d)         -

Total From Investment Operation            -

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Distributions from capital gains

Total Distributions                       -

Net asset value, end of period           $10.00

TOTAL RETURN (e)                          0.00%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted)$ 46
Ratios to net assets
Expenses, before waiver of fees           0.00%
Expenses, after waiver of fees            0.00%
Net investment income                     0.00%
Portfolio Turnover Rate	                  0.00%
Number of Shares Outstanding
at End of Period (000 Omitted)             46

(a) Allocated between Net Investment Income and Net Gains or
(Losses) on Securities based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From November 2002 (inception) to December 31, 2002.


Centurion Counsel Real Estate Fund

This Fund is newly organized and commenced operations in February
2003.

The financial highlights table is intended to help you understand the Fund's financial performance since operations commenced.
Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Squire & Co., the independent accountants for the Fund, whose reports, along with the Fund's financial statements, are included in the Fund's SAI, which is available upon request.

Selected data for each share of capital stock outstanding throughout the period is as follows:

 CENTURION COUNSEL REAL ESTATE FUND

                      FINANCIAL HIGHLIGHTS

                                    Class A  Class C  Class D
                                     Shares   Shares  Shares


Per Share Operating Performance:        2002   2002     2002

Net asset value, beginning of period   $10.00  $10.00  $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)             (0.04)  (0.04)   (0.08)
Net gains  (losses) on investments
(both realized and unrealized) (d)     (0.90)  (0.76)   (0.82)

Total From Investment Operation        (0.94)  (0.80)   (0.90)

DISTRIBUTIONS TO SHAREHOLDERS	           -        -     -

Net asset value, end of period         $9.06   $9.20   $9.10

TOTAL RETURN (e)                       -9.40%  -8.00%   -9.00%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted)$  1  $   4  $  266
Ratios to net assets
Expenses			         2.32%  2.32%  2.32%
Net investment income                   -3.15% -3.15% -3.15%
Portfolio Turnover Rate	                 3.60%  3.60%  3.60%
Number of Shares Outstanding
at End of Period (000 Omitted)             -      -      29

(a) Allocated between Net Investment Income and Net Gains or
(Losses) on Securities based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From March 2002 (inception) to December 31, 2002.



STATEMENT OF ADDITIONAL INFORMATION (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, by contacting your broker or other financial intermediary, or by contacting Centurion Institutional Services, Inc.:

By Mail:	c/o Centurion Institutional Services, Inc.
            365 S. Rancho Santa Fe Road, 3rd Floor
            San Marcos, California 92069
By Phone:	For Information: 1-800-878-8536

Or you may view or obtain these documents from the Commission:

In Person:	At the Commission's Public Reference Room in
Washington, D.C.

By Phone:	1-800-SEC-0330

By Mail:	Public Reference Section
            Securities and Exchange Commission
            Washington, DC 20549-6009
            (duplicating fee required)

On the Internet:  www.sec.gov


Each Fund's Statement of
Additional Information ("SAI") dated
April 30, 2003. contains additional
information about the Fund.  It is
incorporated by reference into this
Prospectus, which means that it is
part of this Prospectus for legal
purposes. Additional information about
the Fund's investments is available in
a Fund's annual and semi-annual
reports to Shareholders.  You may
obtain free copies of the SAI and the
annual and semi-annual reports for a
Fund, or request other information
about a Fund, or make shareholder
inquiries by writing to CISI Fund at
the address below or by telephoning
(760) 471-8536.












CENTURION COUNSEL FUNDS, INC.
365 S. Rancho Santa Fe Road, 3rd Floor
San Marcos, CA 92069
(760) 471-8536









The SAI for each Fund has been
filed with the Commission.  You may
review and copy information about a
Fund, including the SAI, at the
Commission's Public Reference Room in
Washington, D.C.  You may call the
Commission at 1-800-SEC-0330 for
information about the operation of the
Public Reference Room.  The Commission
maintains a World Wide Website at
http://www.sec.gov, which contains
reports and other information about a
Fund.  You may also obtain copies of
these materials, upon payment of a
duplicating fee. By writing the Public
Reference Section of the Commission,
Washington, D.C. 20549-6009.






Prospectus and Application
April 25, 2003








CENTURION COUNSEL FUNDS, INC.







The Fund's SEC File Number is 811-3257






Centurion Counsel Funds, Inc.



	CENTURION COUNSEL FUNDS, INC.

GROWTH FUND

Statement of Additional Information

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus of Centurion Counsel Funds, Inc.-Growth Fund (the "Fund") dated
April 30, 2003 (the "Prospectus"). A copy of the Prospectus may be obtained by contacting the Fund's principal underwriter, Centurion Institutional Services, Inc. ("CISI"), at 365 S. Rancho Santa Fe Road, 3rd Floor, San Marcos, California 92069 (Telephone: (760) 471-8536).


          TABLE OF CONTENTS

                                                    Page


FUND HISTORY                                          2

FUND INVESTMENTS AND RISKS                            2

FUND MANAGEMENT                                       4

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES   6

INVESTMENT ADVISORY AND OTHER SERVICES                7

UNDERWRITING ARRANGEMENTS                             10

BROKERAGE ALLOCATIONS AND OTHER PRACTICES             15

CAPITAL STOCK AND OTHER SECURITIES                    16

RETIREMENT ACCOUNTS                                   21

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION        21

TAXATION OF THE FUND                                 22

CALCULATION OF PERFORMANCE DATA                      23

LIMITATION OF DIRECTOR LIABILITY                     24

ADDITIONAL INFORMATION                               25

FINANCIAL STATEMENTS                                 26

                             Dated April 30, 2003

FUND HISTORY

The Fund is a multi-class series of common stock of Centurion
Counsel Funds, Inc. (the "Company"). The assets and liabilities, income and expenses of the Company attributable to the Fund are maintained in a separate investment portfolio and determined separately for the Fund. The Company was incorporated on August 27, 1981 under the laws of Minnesota. IRI Asset Management, Inc., a Minneapolis based investment adviser, served as the adviser to the Company from its inception until March 1988. At that time, the Company's Board of Directors ("Board") approved Excel Advisors, Inc. as its adviser and the offices of the Company were moved to San Diego, California. In December 1994, the Company's shareholders approved Centurion Counsel, Inc. as the Company's Adviser and on January 15, 1999, the shareholders and Board of the Company approved establishment of the Fund and the Board approved the Fund's fundamental investment objective and policies. The Fund was organized in 1999 but had not commenced operations as of December 31, 2003.

	FUND INVESTMENTS AND RISKS

Classification.	The Fund is a series of shares in an open-end,
diversified management investment company that only issues shares of common stock. By purchasing shares in the Fund, investors are pooling their money to acquire a diversified portfolio of securities and other assets.

Investment Strategies and Risks. The Fund's principal investment strategies are discussed in the Prospectus. The Fund's nnon-principal investment strategies are set forth below.

Illiquid Securities. While not a principal investment policy, the Fund will limit its investments in illiquid securities to no more than 5% of their net assets. Illiquid securities generally include
(i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize its full value upon sale. The Adviser will monitor the liquidity of each Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments.

The Fund may not be able to readily sell securities for which there is no ready market. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Adviser's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities
Act requiring an issuer to register the sale of securities with governmental agency or imposing legal restrictions on re-sales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on re-sales of non-publicly traded foreign securities.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes.

No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-
U.S. investors may not be able to credit or deduct such foreign taxes.

Money Market Instrument Investments. From time to time a Fund may have substantial amounts of its assets invested in money market instruments. In general, these investments are in one or a combination of two of the following that have remaining maturities no exceeding one year: (i) obligations issued and guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1-billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) commercial paper rated at the date of purchase "P-1" by Moody's Investors Services, Inc. ("Moody's) or an "A-1 or "A-1+" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes. The Fund may also invest in short-term U.S. dollar-dominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States. The value of the money market instruments in which the Fund may invest will vary adversely with changes in market interest rates.

Fund Policies. The Fund has the investment restrictions set forth below which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

To lower investment risks, the Fund will observe the following fundamental policies.

(1)   The Fund will not invest more than 5% of its net assets
(taken at the lower of cost or value) in securities of any one issuer. The Fund will also limit its investment in a single issuer to not more than 10% of that issuer's outstanding voting securities. Further, the Fund will not invest more than 25% of its total assets in securities issued by companies in any single industry.

(2) The Fund will not invest in another investment company except as a part of a plan of merger, acquisition or consolidation.

(3) The Fund will not buy or sell real estate, commodities or commodity contracts, except the Fund may invest up to 20% of its net assets in index futures contracts and options thereupon.

(4)	The Fund will not buy securities on margin.

(5) The Fund will not pledge or mortgage its assets, except to the extent that writing covered call options or future contracts or options may be deemed to be pledging or mortgaging assets.


(6) The Fund will not borrow money or property (for example, securities), except that as a temporary measure for extraordinary purposes or emergencies, the Fund may borrow from banks up to 5% of the value of its total assets.

(7) The Fund will not make cash loans. However, the Fund may purchase bonds or other debt securities sold publicly, including short-term securities which may be acquired under agreements by the sellers to repurchase; provided that not more than 10% of the Fund's net assets will, at any time, be subject to repurchase agreements which mature in more than seven days. The Fund does not consider these debt securities and other short-term investments to be loans.

(8) The Fund may not invest more than 5% of its net assets in illiquid investments. For the purposes of this restriction, "Illiquid investments" are Restricted Securities or securities which cannot be disposed of within seven (7) days in the normal course of the Fund's business at approximately the amount at which the Fund has valued such securities.

(9)   The Fund will not act as an underwriter.

(10) The Fund will not buy any securities of a company if it knows that the officers or directors of the Fund, who own ? of 1% or more of the company's securities, together own more than 5% of the company's securities.

(11) The Fund will not invest in exploration or development programs, such as oil or gas programs.

(12) The Fund will not buy or sell foreign exchange, which means the Fund will not invest in currency contracts or options thereon or foreign securities traded only on a foreign exchange.

Except for illiquid investments, if a percentage limitation described above is adhered to at the time of the investment by the Fund, a later increase or decrease in the percentage resulting from any change in the value of the Fund's net assets will not constitute a violation of the restriction. The Fund will promptly act to correct an illiquid investment in excess of the permitted amount.


	FUND MANAGEMENT

Officers and Directors. The names, addresses and principal occupations of directors and executive officers of the Company for the past five years are given below:


                         FUND MANAGEMENT

                              Positions with the Fund and Principal
Name and (Age)                Occupations During Past 5 Years              Business Address


Carol Ann Freeland (65)(1)   Has served as a director of the Fund since   4015 Beltline Road, #200
                              December 20, 1994.  Since 1992,              Addison, TX 75001
                              Executive Vice President, Collateral Equity
                              Management, of Dallas, Texas.  From 1987 to
                              1992, Executive Vice President, Financial
                              Services Exchange, Irving, Texas;  From
                              1985 to 1986, Vice President, Marketing
                              Property Co. of America, Dallas, Texas.

Jack K. Heilbron (52)(2)     Has served as Director of the Board of the     365 S. Rancho Santa Fe Road
                              Company since December 20, 1994.  Has served   3rd Floor
                              as Chief Investment Officer for the Fund since San Marcos, CA 92069
                              1990.  Has since 1984, served as Chairman
                              and Chief Executive Officer of CI Holding
                              Group, Inc. and as an officer and/or
                              director of most of CI Holding's subsidiary
                              corporations Centurion Counsel, Inc.,
                              Centurion Institutional Services, Inc.,
                              CHG Properties, Inc. and Centurion Group, Inc.
                              Since March 2002, he has served as Chairman
                              and Chief Executive Officer of the CI Holding
                              subsidiary, PIM Financial Services, Inc., a
                              licensed broker-dealer.

Sumner J. Rollings (54)       Nominated by management to be elected as a     1201 Park Center Dr.
                              Director at the Fund's Annual Meeting of       Vista, CA 92083
                              Shareholders noticed for May 5, 2001.  Has,
                              since May 1999 served as sales executive
                              for Joseph Webb Foods of Vista, California
                              and previously from 1985 to 1999, sales
                              executive for Alliant Food Service Sales.


Thomas E. Schwartz (58) (1)   Has served as a director of the Fund since     365 S. Rancho Santa Fe Road
                              March 10, 2001.  A Certified Financial         3rd Floor
                              Planner since November 1989 with The           San Marcos, CA 92069
                              Acacia Group.  Since March 1999 has served
                              as a Director of Gold Terra, Inc.


Douglas Werner (52)           Has served as a director of the Fund since    140 Brightwood Ave.
                              December 20, 1994.  Since 1993 has been       Chula Vista, CA 92010
                              President of Tracks Publishing, a printing
                              firm located in Chula Vista, California.
                              Since 1980, has served as President and
                              owner of Werner Graphics, a graphic
                              design firm located in San Diego, California.


(1) Although either of both of Ms. Freeland and Mr. Schwartz may be an "affiliated person" of a broker/dealer registered under the Securities and Exchange Act of 1934, as defined under the Investment
Company Act of 1940, the Company has determined that this person is not an "interested person" of the Fund, Centurion Counsel, Inc. or its Affiliates, as defined under the Investment Company Act of 1940.

(2) Mr. Heilbron is an "interested person" of Centurion Counsel, Inc., the Fund, and/or a registered broker/dealer, as defined under the Investment
Company Act of 1940, as amended.

(3) The Fund and Centurion Counsel have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The code of ethics allows the personnel of the Fund and Centurion Counsel to invest inn securities, including securities that may be purchased or held by the Fund. The code of ethics prhoibits, among other things, such personnel from purchasing or selling securities if they know at the time their purchase or sale that the same security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.


Fund Executive and Director Compensation

The following Table sets forth information for each of the directors of the Fund, all members of any advisory board of the Fund, and for each of the three highest paid executive officers or any affiliated person of the Fund whose aggregate compensation from the Combined Fund for the Fund's year ended December 31, 2002. None of the compensation was allocated to the Growth Fund during the year ended December 31, 2002.

                        COMPENSATION TABLE

  (1)                 (2)           (3)          (4)        (5)

                                                          Total
                                 Pension or               Compensation
                                 Retirement    Estimated  From
                   Aggregate     Benefits      Annual     Registrant
Name of            Compensation  Accrued As    Benefits   and Fund
Person,            From          Part of Fund  Upon       Complex Paid
Position           Registrant    Expenses      Retirement to Directors


Jack K. Heilbron,     -0-          -0-            -0-         -0-
Chairman of the
Board**

Carol Ann Freeland,  $1000         -0-            -0-        $1000
Director

Sumner Rollings,     $1800         -0-            -0-        $1800
Director(2)

Thomas E. Schwartz   $1800         -0-            -0-        $1800
Director

Douglas Werner,      $1800         -0-            -0-        $1800
Director

(1) Directors are paid $400 per meeting attended in person and $200 per meeting attended telephonically. There were four scheduled quarterly meetings for 2002.

     In April 2001, the Fund's Board of Directors appointed a standing audit committee consisting of the Chairman, Ms. Freeland, and Messrs. Schwarts and Werner. The Fund pays no compensation to any of its officers and directors, except for a $200 per year retainer and a fee of $400 for each meeting attended (other than telephonically) by each director not affiliated with Centurion Counsel and reimburses such nonaffiliated directors for their travel expenses to attend directors' meetings. The board of directors held a total of four (4) regular meetings during its last fiscal year.


     INVESTMENT ADVISORY AND OTHER SERVICES

General

Centurion Counsel, Inc. ("Centurion Counsel") is the Fund's Adviser.
Centurion Counsel was incorporated in the State of California in 1984 and has since that time been an SEC-registered investment adviser. Centurion Counsel has acted as the Company's investment adviser for its Market Neutral Fund since January 1, 1995 and investment adviser to the Fund since its inception. In addition to its services to the Company, Centurion Counsel's primary business activities include investment consulting to individuals, corporations and institutions and the providing of investment banking services and other activities related to the investment and securities industries.

Centurion Group, Inc. ("CGI") was incorporated in the State of California in 1984. CGI has acted as the Company's accounting services agent, transfer agent, dividend disbursing agent and administrative services agent for its Market Neutral Fund since January 1, 1995.

Centurion Institutional Services, Inc. ("CISI") was incorporated in the State of California in 1991. CISI has served as the Company's principal underwriter for its Market Neutral Fund shares (Distributor) since
January 1, 1995.  CISI has been an SEC-registered broker-dealer since
July 1991. Since then, CISI has been engaged primarily in the business of clearing securities trades for its corporate and institutional clients.

Centurion Counsel, CGI and CISI are wholly owned subsidiaries of CI Holding Group, Inc. ("C I Holding"), a California corporation that is engaged through its subsidiaries in various aspects of the financial services industry. Approximately 40% of C I Holding's common shares, on a fully diluted basis, are owned by officers and directors of C I Holding.

Investment Advisory Agreement

The Company has contracted with its Adviser, Centurion Counsel, to provide investment advice and management services to the Fund pursuant to the Investment Advisory Agreement (the "Adviser Agreement"). The Adviser Agreement continues from year to year only if approved by the Board
(including a majority of disinterested directors as described above). The Adviser Agreement may be terminated by either the Company or Centurion
Counsel on 60 days' written notice to the other, and terminates automatically in certain situations. The Adviser Agreement was approved by the Company's shareholders on December 20, 1994 and was last approved by the Board (including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Company) on February 8,2002. On June 30, 1999 Centurion Counsel, as the only shareholder of each class of the Fund's shares, approved an amendment to the Adviser Agreement expressly pursuant to which the Fund adopted and became a party to the Adviser Agreement.

Under the Adviser Agreement, Centurion Counsel has the sole and exclusive responsibility for the management of the Fund's portfolio and the making and execution of all investment decisions for the Fund subject to the objectives and investment restrictions of the Fund and subject to the supervision of the Board. Under the Adviser Agreement, Centurion Counsel also furnishes, at its own expense, office facilities, equipment and personnel for servicing the investments of the Fund. Centurion Counsel has agreed to arrange for the Company's officers or employees to serve without compensation from the Fund if duly elected to such positions by the shareholders or directors of the Fund.

As compensation for its services, Centurion Counsel is entitled to a fee, payable within five days after the end of each fiscal quarter based on the Fund's average daily net assets as follows:

1.00% of the first $200-million of the Fund's average daily net assets 0.85% of average daily net assets between $200-million and $400-million
0.80% of average daily net assets between $400-million and $600-million
0.75% of average daily net assets between $600-million and $800-million
0.60% of average daily net assets between $800-million and $1-billion
0.50% of average daily net assets over $1-billion.

The percentage fee is calculated on the daily value of the Fund's net assets at the close of each business day. The foregoing fees are higher than fees paid by most other investment companies.

The Fund bears costs and expenses of its operation, other than those specifically required to be paid by Centurion Counsel under the Adviser Agreement. These expenses include, among others, interest, taxes, brokerage fees and commissions, fees of the directors who are not full-time employees of Centurion Counsel, CGI, CISI or any of their affiliates, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by CISI under its Distribution Agreement with the Fund), expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and accounting services agents, and bookkeeping, auditing and legal expenses. The Fund also pays the fees and bears the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission, the expense of registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to existing Fund shareholders.

The Fund did not incur advisory fees to Centurion Counsel prior to December 31, 2002.

Accounting Services Agreement

CGI acts as the Fund's accounting services agent pursuant to the
Accounting Services Agreement (the "Accounting Agreement").  The
Accounting Agreement was approved by the Board  (including a majority of the directors who are not parties to the Agreement, or interested persons of any such party, other than as directors of the Company), and the shareholders
of the Company  approved such Agreement on December 20, 1994.    On
June 30, 1999 Centurion Counsel, as the only shareholder of each class of the Fund's shares, approved an amendment to the Accounting Agreement expressly pursuant to which the Fund adopted and became a party to the Accounting Agreement. The Accounting Agreement continues from year to year only if the Board approves it in the same manner they approve the Adviser Agreement. The Accounting Services Agreement may be terminated by either the Company or CGI on 60 days' written notice to the other, and the Agreement terminates automatically in certain situations.

Under the Accounting Agreement, the Fund pays CGI a monthly fee equal on a annual basis to 0.15% of average net assets, provided that the Fund has agreed to pay an annual minimum accounting services fee of $18,000. The Fund did not incur accounting service fees prior to December 31, 2001. CGI maintains the books, accounts, records, journals and other records of original entry relating to the business of the Fund and performs certain daily functions in connection therewith.

Administration Agreement

CGI acts as transfer agent, dividend disbursing agent and administrative services agent for the Company pursuant to the Administration Agreement effective January 1, 1995. Pursuant to this agreement, CGI will maintain the Fund's stock registers, process requested account registration changes, issue stock certificates, record redemptions and administer the payments of dividends by the Fund.

For its services under this agreement, the Fund will pay CGI a separate fee per service provided as follows: $0.75 per account maintenance per month; $7.50 per dealer confirmation; $10.00 per wire transfer; and $50.00 per 1,000 customer statements per month. In addition, all out of pocket expenses incurred by CGI in connection with the rendering of services pursuant to the Administration Agreement will be reimbursed to CGI by the Fund. Such expenses will include, without limitation, postage, stationery, telephone service and any other expense involved in the handling of correspondence. These fees are in addition to the fees paid by the Fund to Centurion Counsel pursuant to the Adviser Agreement. The Fund has not paid CGI for administrative services before 2003.

The Administration Agreement was approved by the Board
(including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Fund) and
by the shareholders of the Company on December 20, 1994.    On
June 30, 1999 Centurion Counsel, as the only shareholder of each class of the Fund's shares, approved an amendment to the Adviser Agreement expressly pursuant to which the Fund adopted and became a party to the Adviser Agreement. The agreement continues from year to year only if the Company's directors approve them in the same manner as they approve the Investment Advisory Agreement. The Administration Agreement may be terminated by either the Company or by CGI on 60 days' written notice to the other, and the Agreement terminates automatically in certain situations.

UNDERWRITING ARRANGEMENTS

CISI, as the Fund's Distributor or principal underwriter, sells the Fund's shares under the Distribution Agreement with the Company, as amended, dated January 1, 1995 and effective November 6, 1996. Under the Distribution Agreement, CISI bears the costs of all advertising and promotion expenses in connection with the distribution of the Fund's shares (except those expenses assumed by the Fund's investment adviser). The Distribution Agreement was last approved by the Board (including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Company) on February 5, 1999. The Distribution Agreement may be terminated by either CISI or the Fund on 60 days' written notice to the other, and terminates automatically in certain situations. No sales commissions were received by the Fund's principal underwriter for sales of the Fund's shares before 2003.

Under the Distribution Agreement, CISI agrees to indemnify the Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of the Fund's shares, except to the extent that such liability is the result of information which was obtainable by CISI only from persons affiliated with the Fund but not with CISI.

As compensation for its services, CISI receives a front-end commission in the case of Class A shares, a contingent deferred sales charge ("CDSC") in the case of Class B shares and 12b-1 fees in the case of Class A shares, Class B shares and Class C shares as described below.

Class A Shares

The Distributor receives a sales charge equal to 4.75% of the gross price of Class A shares it places which it may re-allow to dealers through whom purchases are made in an amount equal to 4.0% of the amount invested. Dealers which are re-allowed ninety percent (90%) or more of the sales charges may be deemed to be underwriters for purposes of the Securities Act of 1933. The Distributor may also pay broker-dealers, registered investment advisers, financial institutions (which may include banks) and other financial industry professionals that provide services to facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of such re-allowance to dealers. Such financial institutions, other industry professionals and dealers are referred to as "Service Organizations."
 In addition, the Distributor may, from time to time, pay or allow additional re-allowances or promotional incentives, in the form of cash or other compensation, to dealers that sell shares of the Fund.

Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms were further prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund. State securities laws regarding registration of banks and other financial institutions may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to certain state laws.

Class B Shares

Class B shares which are redeemed within five years of purchase are subject to a CDSC at the rates set forth in the following table.

                        Contingent Deferred Sales Charge Table
                        Contingent Deferred Sales Charge
                        as a Percentage of
Year Since Purchase	Dollar Amount Subject to Charge

First                                4%
Second                               4%
Third                                3%
Fourth                               2.5%
Fifth	                               1.5%
Sixth	                               None


The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price or on Class B shares derived from reinvestment of dividends on capital gains distributions, other than Rule 12b-1 fees. The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the last day of the month.

In determining whether a CDSC is applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, it is assumed that the redemption is first of any shares in the shareholder's Fund account that are not subject to a CDSC, second, of shares held for over five years or shares acquired pursuant to reinvestment of dividends or distributions and third, of shares held longest during the five-year period. As an example, assume an investor purchased
100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares through reinvestment of dividends. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a deferred sales charge at a rate of 4% (the applicable rate in the second year after purchase).

The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with certain distributions from an IRA or other retirement plan,
(iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares".

A commission or transaction fee of 4% of the purchase amount will be paid by the Distributor to broker-dealers and other Service Organizations at the time of purchase. Additionally, the Distributor may, from time to time, pay additional promotional incentives in the form of cash or other compensation, to Service Organizations that sell Class B shares of the Fund.

Class C Shares

Class C shares are offered at the next determined net asset value.
Other than Rule 12b-1 fees, no front-end, deferred, or other sales charge is charged with respect to Class C shares.

Class D Shares

The Class D shares are sold at net asset value only to persons who are Adviser Professionals or Eligible Employees, as defined under "CAPITAL STOCK AND OTHER SECURITIES" below. No front-end, deferred or other sales charge or Rule 12b-1 fees will be charged by the Fund with respect to the Class D shares.

12b-1 Fees

The Fund has adopted a Plan of Distribution pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan of Distribution was adopted by the Fund on June 30, 1999 upon the approval of Centurion
Counsel, the only shareholder of each Class of the Fund's shares. The Plan of Distribution authorizes the Fund to pay Rule 12b-1 fees. As compensation for share distribution-related services it performs under its Distribution Agreement with the Fund, CISI receives a fee from the Fund equal to 0.75 of 1% per year of the Fund's average daily net assets attributable to the Class B and Class C shares. In addition, CISI will receive as compensation for shareholder services it performs under its Shareholder Services Agent Agreement with the Fund a fee from the Fund equal to 0.25 of 1% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. These services include receiving and responding to shareholder inquires and requests for information regarding the Fund.
CISI may, at its own expense, may provide additional compensation to dealers in connection with sales of Fund shares and servicing of Fund shareholders. CISI may re-allow all or a portion of its 12b-1 fees to its representatives or to other broker-dealers who contract to provide shareholder services to their customers holding shares of the respective class.

These 12b-1 fees are to compensate CISI and the participating dealers for their sales of the Fund's shares, based on a percentage of the net assets of the Fund relating to the respective class for which such broker-dealers or registered representatives are responsible by reason of their sale of shares of the respective class, and to pay other advertising and promotional expenses in connection with the distribution of the shares of the respective class. CISI, at its expense, may also provide additional compensation to dealers in connection with sales of such shares of the Fund. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund and/or dealer-sponsored special events. In some instances, these incentives may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of such shares. Such compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund's shares to qualify for the incentives to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

The Fund's Plans of Distribution provide for the indirect payment of distribution expenses by the Fund only as described above. The advertising and/or promotional expenses that may be paid for pursuant to the Fund's Plan of Distribution include, by way of example but not limitation, the costs of printing the prospectus, statement of additional information and shareholder reports provided to prospective investors; the preparation and distribution of sales literature; advertising of any type; allocated overhead and other expenses of the principal underwriter related to the distribution of the Fund's shares; and payments to and expenses of, officers, employees or representatives of the principal underwriter, of other broker-dealers, banks or other financial institutions, and of any other persons who provide support services in connection with the distribution of the Fund's shares, including travel, entertainment, and telephone expenses.

Indirect or reimbursable expenses under the Plan do not include interest paid on amounts borrowed by Centurion Counsel to make the payments for which reimbursement is made. Also, there is no provision in the Plan of Distribution limiting payments to the amounts of actual distribution expenses or actual shareholder servicing expenses expended by CISI. If the Plan of Distribution were terminated or not continued, the Fund would not be contractually obligated to pay CISI for any expenses not previously reimbursed by the Fund. However, in the sole discretion of the Board, the Fund could determine to reimburse all or a portion of any such amounts.

Each of the Fund's Plans of Distribution contains, among other things, provisions complying with the requirements of Rule l2b-1. Rule l2b-1(b) provides that any payments made by the Fund in connection with the distribution of its shares may only be made pursuant to a written plan describing all material aspects of the proposed financing of distribution and also requires that all agreements with any person relating to implementation of the plan must be in writing. In addition, Rule l2b-1(b)(1) requires that such plan be approved by a vote of at least a majority of the Fund's outstanding shares, and Rule l2b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the board of directors of the Fund and of the directors of the Fund who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreements. Rule l2b-1(b)(3) requires that the plan or agreement provide, in substance: (1) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule l2b-1; (2) that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the plan or any related agreement shall provide to the Board, and the Board shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and (3) in the case of a plan, that it may be terminated at any time by vote of a majority of the members of the directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding shares of the Company.

Rule l2b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule l2b-1. Rule l2b-1(c) provides that the Fund may rely upon Rule l2b-1(b) only if selection and nomination of the Company's disinterested directors are committed to the discretion of such disinterested directors. Rule l2b-1(e) provides that the Fund may implement or continue a plan pursuant to Rule l2b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders.

CISI did not receive any distribution services fees in connection with its sale of the Fund's shares before December 31, 2002.

Custodian; General Counsel; Auditors

US Bank (formerly Firstar Bank), NA, 425 Walnut Street, Cincinnati, Ohio, 45202-1118 acts as custodian of the Fund's assets. The custodian may, in conformity with applicable rules of the Securities and Exchange Commission, enter into sub-custodial arrangements with eligible foreign sub-custodians for the custody of any foreign securities held by the Fund.

Squire & Company acts as the Fund's independent public accountants.

Rushall & McGeever acts as the general counsel for the Fund.

	BROKERAGE ALLOCATIONS AND OTHER PRACTICES

In effecting securities and commodities transactions, the Fund's investment adviser seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered together with other relevant factors.

The Fund expects to use affiliates of Centurion Counsel, including
CISI, as brokers of the Fund's portfolio securities but only if the provisions of Section 17(e) of the 1940 Act (and the rules thereunder) are complied with and only when, in the judgment of Centurion Counsel, the firm will be able to obtain a price and execution at least as favorable as other qualified brokers, and the transactions effected by the firm, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the firm, are not unfair or unreasonable to the shareholders of the Fund.

In determining the commissions to be paid to an affiliated broker-dealer, it is the policy of the Fund that such commissions will, in the judgment of the Fund's investment adviser, be both at least as favorable as those which would be charged by other qualified brokers having comparable execution capability and at least as favorable as commissions contemporaneously charged by such broker-dealer on comparable transactions for its most favored unaffiliated customers, except for any customers of such broker-dealer considered by a majority of the disinterested directors (as described above) not to be comparable to the Fund. While the Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on the transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

When selecting brokers, business may be placed with broker-dealers who furnish investment research services to Centurion Counsel or its affiliates. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows these persons to supplement their own investment research activities and enables them to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund. To the extent such commissions are directed to these other broker-dealers who furnish research services, Centurion Counsel receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions. Centurion Counsel has not entered into any formal or informal agreements with any broker-dealers (except as noted above), and it does not maintain any "formula" which must be followed in connection with the placement of the Fund's portfolio transactions in exchange for research services, except as noted below. However, Centurion Counsel may maintain an informal list of broker-dealers which it may use as a general guide in the placement of the Fund's business, in order to encourage certain broker-dealers to provide it with research services which it anticipates will be useful to it. Because the list, if any, is merely a general guide which is to be used only after the primary criteria for the selection of broker-dealers (discussed above) have been met, substantial deviations from the list are permissible and may be expected to occur. Centurion Counsel will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if it determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Fund pays higher than the lowest commission rates available.

Subject to the policies set forth in the preceding paragraph and such other policies as the Fund's directors may determine, Centurion Counsel may consider sales of shares of the Fund and of other funds it may advise as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Neither CISI nor its affiliated brokers provided services to the Fund prior to December 31, 2002.

CAPITAL STOCK AND OTHER SECURITIES

General

The Articles of Incorporation of the Fund authorize the Fund to issue
Class A, Class B, Class C and Class D shares pursuant to the Fund's Multiple Class Share Plan (this "Plan"), which was last amended by the Board and approved by a majority vote of the Company's shareholders on January 15, 1999.

Under the Plan, the Fund is authorized to issue the Class A shares, the Class B. shares, the Class C Shares, and the Class D Shares in accordance with the following. The Fund's Multiple Pricing System permits an investor to choose the method of purchasing shares. This is most beneficial for that investor's circumstances, including the amount to be purchased and the length of time the investor expects to hold the shares.

Class A Shares

Class A shares are sold at net asset value per share plus a maximum initial sales charge ("front-end sales charge") set from time to time by the Board. Initially, the front-end charge on the Class A Shares shall be 4.75% of the offering price of the Class A Shares. Class A shares are subject to an ongoing service fee ("shareholder services fee") at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class A shares.

Class B Shares

Class B shares are sold at net asset value per share and are subject to a maximum contingent deferred sales charge if they are redeemed within five years of purchase. Initially, the maximum deferred sales charge shall be 4% of the redemption proceeds during the first year and second year, declining each year thereafter to 0% after the fifth year. Class B shares are subject to an ongoing service fee at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class B shares and an ongoing distribution fee at an annual rate of up to 0.75% of the Fund's aggregate average daily net assets attributable to the Class B shares. Class B shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The ongoing distribution fee paid by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted.

Class C Shares

Class C shares are sold at net asset value per share and are not subject to a front-end or a deferred sales charge. Class C shares are subject to an ongoing service fee at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class C shares and an ongoing distribution fee at an annual rate of up to 0.75% of the Fund's aggregate average daily net assets attributable to the Class C shares. Class C shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The ongoing distribution fee paid by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

Class D Shares

Class D shares are sold at net asset value only to persons who qualify as an Adviser Professional, Eligible Employee, or Eligible Account. No front-end charge, deferred sales charge, service fees or distribution fees will be paid by the Fund with respect to the Class D shares. The Adviser Professionals shall mean investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the money to be invested in the Fund. Eligible Employees shall mean (a) current or retired directors of the Funds, current or retired employees of the Fund's adviser, and any of its affiliated companies, spouses, minor children and grandchildren of the above persons, and parents of employees and parents of spouses of employees of the Fund's adviser and any of its affiliated companies; (b) employees and registered representatives of Adviser professionals, banks and other financial institutions with selling group agreements with the Fund's principal underwriter, employees of such persons, and spouses and minor children of any such persons and (c) any trust, pension, profit sharing or other benefit plan for such persons. Shares are also offered at net asset value to Eligible Accounts. Eligible Accounts are accounts opened for shareholders by dealers where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Fund's principal underwriter if such redemption has occurred no more than 15 days prior to the purchase of the Class D
Shares, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class D shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales-related expenses.

Conversion Feature

Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which they were purchased and, a Class A share, will no longer be subject to the distribution fee. Such conversion will be on the basis of the relative net asset value per share, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B shares that have been outstanding for a period of time sufficient for the Distributor to have been substantially compensated for distribution expenses related to the Class B shares from most of the burden of the ongoing distribution fee.

The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the distribution fee and any higher transfer agency costs with respect to Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) the conversion of shares does not constitute a taxable event under federal income tax law. The conversions of Class B shares may be suspended if such an opinion is no longer available. In that event, no further conversions of Class B shares would occur, and such Class B shares might continue to be subject to the distribution fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's order to purchase was accepted.

Dividends

Dividends paid by the Fund with respect to Class A, Class B, Class
C and Class D shares will be calculated in the same manner at the same time on the same day, except that the ongoing service fees, distribution fees and/or any incremental transfer agency costs relating to Class A, Class B or Class C shares will be borne by the respective class. Shares of the Fund may be exchanged, subject to certain limitations, for shares of the same class or other mutual funds advised by the Adviser. See "Shareholder Services/ Transfers - Exchange Privilege."

For the purpose of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid on Class B shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

Income and Expenses

The income and expenses of the Fund must be allocated among each class of shares as follow:

Separate Distribution Expenses. Each class at all times maintains a separate arrangement for shareholder services or the distribution services or both, and pays all of the expenses of that arrangement ("distribution expenses").

Allocation of Income, Realized and Unrealized Capital Gains and
Losses, and Expenses. Each class is allocated its pro-rata share of the Fund's income, realized and unrealized capital gains and losses, and expenses not allocated to a particular class on the basis of the net asset value of that class in relation to the net asset value of the Company. In the future, the Board may require one or more classes to pay a different share of expenses (other than advisory or custodial fees or other expenses related to the management of the Fund's assets) if such expenses are actually incurred in a different amount by a class, or if a class receives services of a different kind or to a different degree than other classes, provided any payments made pursuant to the foregoing shall be made pursuant to a written plan setting forth the separate arrangement and expense allocation of each class, and any related conversion features or exchange privileges.

Advisory Fees.  Each class of shares pays the same advisory fee.

Waiver of Expenses. Expenses may be waived or reimbursed by the Adviser, Distributor, or any other provider of services to the Fund.

Income, Capital Gains and Losses. Income, realized and unrealized capital gains and losses, and expenses of the Fund not allocated to a particular class pursuant to the foregoing:

(i)	Except as permitted in paragraph (ii)
below, shall be allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund;

(ii)	If the Fund operates pursuant to Rule ?
270.2a-7 under the 1940 Act (including the provision allowing the calculation of net assets on an amortized cost basis), or declares distributions of net investment income daily and maintains the same net asset value per share in each class, may be allocated:

(aa)	To each Share without regard to
class, provided that the Fund has received undertakings from its adviser, principal underwriter or any other provider of services to the Fund, agreeing to waive or reimburse the Fund for payments to such service provider by one or more classes, as allocated under paragraph (i) above, to the extent necessary to assure that all classes of the Fund maintain the same net asset value per share;
or

(bb)	On the basis of relative net assets
(settled shares). For purposes of this subsection (e), "relative net assets (settled shares)" are net assets valued in accordance with generally accepted accounting principles but excluding the value of subscriptions receivable, in relation to the net assets of the Fund.

Voting Rights

All of the Company's shares have one vote. All shares vote as a single class for directors and other matters, except on any matter which affects only a specific Fund or as otherwise may be required by the 1940 Act. Each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class. Each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Except as described above, each class has in all other aspects the same rights and obligations as each other class.

Under the Company's Articles of Incorporation, the Board may authorize one or more additional classes with any of the following rights or provisions.

(a) An exchange privilege providing that shares of a class may be exchanged for certain securities of another company.

(b) Authorize and effect a conversion whereby the shares of one class (the "purchase class") will be exchanged automatically for shares of another class (the "target class") after a specified period of time, provided that:

(i)	The conversion is effected on the basis of
the relative net asset values of the two classes without the imposition of any sales load, fee, or other charge;

(ii)	The expenses, including payments
authorized under a plan adopted pursuant to 270.12b-1
("Rule 12b-1 plan"), for the target class are not higher than the expenses, including payments authorized under a Rule
12b-1 plan, for the purchase class; and

(iii)	If the amount of expenses, including
payments authorized under a Rule 12b-1 plan, for the target class is increased materially without approval of the shareholders of the purchase class, the Fund will establish a new target class for the purchase class on the same terms as applied to the target class before that increase.

Currently, only the Class B shares have such a conversion right.

(c) A conversion feature providing that shares of a class in which an investor is no longer eligible to participate may be converted to shares of a class in which that investor is eligible to participate, provided that:

(i) The shareholder is given prior notice of the proposed conversion; and

(ii) The conversion is effected on the basis of the relative net asset values of the two classes without the imposition of any sales load, fee, or other charge.

The Plan is intended to meet the requirements of Rule 270.18f-3 promulgated under the 1940 Act.

Factors for Consideration

In deciding which class of shares to purchase investors should take into consideration their investment goals, amounts of present and anticipated investments and their individual investment time horizon and temperaments. Investors should consider whether, during the anticipated life of their investment in the Fund the accumulated distribution fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares purchased at the same time and to what extent such differential would be offset by the higher dividends per share on Class A shares. To assist investors in making this determination, the table under the caption "Expense Synopsis" sets forth examples of the charges applicable to each class of shares.

Class A shares are not subject to an ongoing distribution fee and, accordingly, receive correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, investors in Class A shares do not have all their funds invested initially and, therefore, initially own fewer shares. Other investors might determine that it is more advantageous to purchase either Class B shares or Class C shares and have all their funds invested initially, although remaining subject to ongoing distribution fees and, for a five year period, being subject to a contingent deferred sales charge. Ongoing distribution fees on Class B shares and Class C shares will be offset to the extent of the additional funds originally invested (resulting from the non-payment of an initial sales charge) and any return realized on those funds. However, there can be no assurance as to the return, if any, which will be realized on such additional funds. For investments held for ten years or more, the relative value upon liquidation of the three classes tends to favor Class A or Class B shares, rather than Class C shares.

Class A shares may be appropriate for investors who prefer to pay the sales charge up front, wish to maximize their current income from the start, prefer not to pay redemption charges and/or have a longer-term investment horizon. Class C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and have a shorter-term investment horizon.

Under most circumstances, investments originally made in Class C shares will tend to have a slightly higher value upon liquidation than investments originally made in either Class A or Class B Shares, if liquidated within the first six (6) years after the date of the original investment due to the front-end sales charge on Class A Shares and the contingent deferred sales charges on Class B Shares. Under most circumstances, investment originally made in Class A Shares will tend to have a slightly higher value upon liquidation than investments originally made in Class C Shares, if held for and liquidated, after approximately seven (7) years after the date of original investment because of higher Rule 12b-1 expenses charged to Class C Shares. This would also tend to be true for investments originally made in Class B Shares which are liquidated after eight years when they convert to Class A Shares. However, this will not be true in all cases and in the event the Fund experiences inconsistently negative widely fluctuating total returns, may differ.

The distribution expenses incurred by the Distributor in connection with the sale of the shares will be reimbursed, in the case of Class A shares, from the proceeds of the initial sales charge and, in the case of Class B shares from the proceeds of the ongoing distribution fee and any contingent deferred sales charge incurred upon redemption within five years of purchase. In the case of Class C shares, such distribution expenses will be reimbursed from the proceeds of the ongoing distribution fee. Sales personnel of broker-dealers distributing the Fund's shares and other persons entitled to receive compensation for selling such shares may receive differing compensation for selling Class A, Class B or Class C shares. Investors should understand that the purpose and function of the contingent deferred sales charge and ongoing distribution fee with respect to Class B shares and the ongoing distribution fee with respect to Class C shares are the same as those of the initial sales charge with respect to Class A shares. Class D shares will be more beneficial to the investor who qualifies for the purchase thereof.

The Directors of the Fund have determined that currently no conflict of interest exists between the classes of shares. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

	RETIREMENT ACCOUNTS

The objectives of the Fund may make the shares of the Fund an appropriate investment for Tax-Sheltered Retirement Plans, including
Individual Retirement Accounts ("IRAs"), Keogh (HR-10) Plans (for self-employed individuals), qualified corporate pension or profit sharing plans (for employees) and Tax-Deferred Investment Plans (for employees of public school systems and certain types of charitable organizations).

IRAs are available from the Fund. Persons desiring information about the available IRAs or about any other of the plans referred to above should communicate with a CISI representative. All tax-sheltered retirement plans referred to above involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.

	ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

As disclosed in the Prospectus, during certain emergencies, the board of directors of the Fund can suspend the computation of net asset value of the Fund, stop accepting payments for purchase of the Fund's shares or suspend the duty of the Fund to redeem its shares. There are only a few such emergency situations:

* The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings, or trading on the Exchange is restricted as defined by the Securities and Exchange Commission.

* The Securities and Exchange Commission decides that for a certain period of time, disposal of the Fund's securities is not practical, or that it is not practical for the Fund to fairly value its net assets.

* Other emergency periods declared by the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.

The Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. When redemption requests exceed such amount, however, the Fund reserves the right to make part or all of the payment in the form of securities or other assets of the Fund. An example of when this might be done is in case of emergency, such as in those situations enumerated above, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sold such securities, he or she probably would incur brokerage charges. The Fund has filed with the Securities and Exchange Commission a notification of election pursuant to Rule 18f-1 under the Investment Company Act of 1940 in order to make such redemptions in kind.

	TAXATION OF THE FUND

Since its inception the Fund has met, and the Fund intends to continue to meet, the requirements for regulated investment companies under Subchapter M of the Code, and, if it meets these requirements, the Fund will not be liable for federal income taxes to the extent the Fund distributes its taxable income to its shareholders. To qualify as a regulated investment company, the Fund must meet certain tests of diversification of assets, source of income and other requirements of the Code. However, the Fund's management reserves the right to depart from this policy whenever, in its sole judgment, it is deemed in the best interest of the Fund and its shareholders to do so. If the Fund fails to meet any of the Code requirements, the Fund will be subject to tax on its income as a regular corporation whether or not its income is distributed to its shareholders, and any such distributions will be taxable to the Fund's shareholders as ordinary dividends to the extent of its current and accumulated earnings and profits, regardless of whether such distributions were derived from the Fund's net long-term capital gains.

Under the Code, the Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed pursuant to the Act for the calendar year over the amount actually distributed.
 Any undistributed amounts subject to corporate-level income tax, however, will not be subject to the excise tax. In order to avoid the imposition of the excise tax, the Fund must generally declare dividends by the end of the calendar year representing 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long-term and short-term capital gains) for the twelve-month period ending October 31 of the calendar year.

Currently, individual shareholders are not able to exclude distributions by the Fund which are attributable to dividends earned by the Fund, and corporate shareholders are allowed to deduct 70% of such dividend distributions. Such a deduction by a corporate shareholder is limited to the portion of the Fund's gross income which is derived from dividends received from domestic corporations. Since it is anticipated that a portion of the Fund's net investment income may be derived from sources other than dividends from domestic corporations, a portion of its dividends may not qualify for this exclusion. Distributions designated as long-term capital gain distributions will be taxable as long-term capital gains, regardless of how long shares have been held, and will not be eligible for the dividends received deduction for corporate shareholders referred to above.

For federal tax purposes, an exchange of the shares for the shares of another Centurion Counsel Fund will be considered a taxable sale of the first-purchased shares. Furthermore, if a shareholder uses the exchange privilege within ninety days of the purchase of the first-purchased shares, any sales charge incurred on the purchase of those shares cannot be taken into account for determining the shareholder's gain or loss on the sale of those shares to the extent any sales charge on the purchase of the later-acquired shares is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-purchased shares may be taken into account in determining his gain or loss on the eventual sale or exchange of the later-acquired shares.

The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. Further, in those states that have income tax laws, the tax treatment of the Fund and of shareholders in respect to distributions by the Fund may differ from Federal tax treatment. Prospective investors are advised to consult with their tax advisers concerning the application of state and local taxes to distributions by and investments in the Fund which may differ from the Federal income tax consequences described above.

	CALCULATION OF PERFORMANCE DATA

Total Return Calculations

The Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class, according to the following formula:

Where: P(I + T) TO THE POWER OF n = ERV

Where:

T     =     Average annual total return

ERV   =     Ending redeemable value of a hypothetical $1,000 payment
made at the beginning of a period at the end of such period.

P     =     A hypothetical initial payment of $1,000.

n     =     Number of years.

The calculation of average annual total return assumes that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Unlike 'bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for the Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return is affected by many factors, including the performance of the Fund?s individual securities investments, changing market conditions, the composition of the Fund's portfolio and the Fund's operating expenses.

Performance Comparisons

Investors may compare the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc'. and Standard & Poor's
Corporation and to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in certain periodicals, including BARRON'S, BUSINESS WEEK,
CDA/WIESENBERGER, FORBES, IBBOTSON ASSOCIATES,
INSTITUTIONAL INVESTOR,  MONEY MAGAZINE, MORNINGSTAR,
INC., THE NEW YORK TIMES, THE WALL STREET JOURNAL and
U.S.A. TODAY.   In addition to performance information, general
information about the Fund that appears in such publications may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

>From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations;
and (9) testimonials describing the experience of persons that have invested in the Fund. The Company may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

	LIMITATION OF DIRECTOR LIABILITY

Under Minnesota law, the director of the Fund owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). In February, 1987, Minnesota enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Fund were amended on April 28, 1988, to limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the 1940 Act (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or recessionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted under such Act.

	ADDITIONAL INFORMATION

The Fund was originally incorporated under the name "IRI Stock
Fund, Inc." The shareholders of the Fund, at a meeting held on May 10, 1989, approved an amendment to the Articles of Incorporation (the "Articles") of the Fund providing that the name "IRI Stock Fund, Inc." be changed to "Excel Value Fund, Inc." The shareholders of the Fund, at a meeting held on December 20, 1994, approved an amendment to the Articles providing that the name "Excel Value Fund, Inc." be changed to "Centurion T.A.A. Fund,
Inc." On January 15, 1999, the shareholders of the Fund approved an amendment to the Article providing that the name "Centurion T.A.A. Fund, Inc." be changed to "Centurion Counsel Funds, Inc.," all outstanding shares of the Fund be reclassified as the "Centurion Counsel Market Neutral Fund" series and the "Centurion Counsel Growth Fund" series and the "Centurion Counsel Real Estate Fund" series of shares were authorized.

The Fund is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of the Fund may demand a regular meeting of shareholders of the Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Fund. The Fund will provide to shareholders who so request a regular meeting of shareholders, access to the information and the assisstance described in Section 16(c) of the 1940 Act. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

The Fund has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933 and the 1940 Act, with respect to the common stock offered hereby.
This Statement of Additional Information does not contain all of the information set forth in the Registration Statement, certain parts of which are omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the principal office of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

	FINANCIAL STATEMENTS

The Fund's financial statement are included in combined Centurion Counsel Funds, Inc. financial statement as follows:

               CENTURION COUNSEL FUNDS, INC.

                STATEMENT OF ASSETS AND LIABILITIES
                       December 31, 2002


                                     Market        Real
                                     Neutral       Estate   Growth
                                     Fund          Fund     Fund


ASSETS

Investments in Securiites, at fair   $ 920,109 $100,331  $   -
value (identified cost $1,082,482,
$105,227 and $0, respectively)
Cash and Deposits                      490,220  172,010   46,549
Receivables:
  Dividends                                  3       -       -
  Interest                                 240       -       -
  Investment securities sold            55,521       -       -
Deposits with Brokers for Securities 1,394,337       -       -

      TOTAL ASSETS                  $2,860,430 $272,341  $46,549

LIABILITIES
Covered Call Options Written, at
fair value(premiums received $19,539,
$0 and $0, respectively)                 7,800       -        -
Securities Sold Short, at fair value
(sales proceeds received $612,033,
$0 and $0, respectively)               688,678       -        -
Payables:
  Accounts payable                      14,577     1,554      50
  Investment securities purchased      114,202        -      -


    TOTAL LIABILITIES                  825,257     1,554      50

NET ASSETS                          $2,035,173  $270,787 $ 46,499


ANALYSIS OF NET ASSETS:
 Net capital paid in on shares of
capital stock                       $3,309,568  $280,501 $ 46,500
 Accumulated undistributed net
investment loss                       (451,789)   (1,254)      (1)
Accumulated undistributed realized
loss on securities transactions       (595,327)   (3,564)      -
Net unrealized depreciation of
securities transaction                (239,018)   (4,896)      -
Net unrealized appreciation of
covered call options written            11,739      -          -
NET ASSETS, Applicable to shares
Outstanding                         $2,035,173   $270,787 $46,499


NET ASSET VALUE PER SHARE:

Class A:
  Net asset value and offering price
per share
(Market Neutral Fund, $11,440
divided by 2,771 shares outstanding)   $  4.22
(Real Estate Fund, $815 dividend by
90 shares outstanding)                         $9.06


Class B:
  Net asset vaule and offering price
per share
(Market Neutral Fund, $315,076 divided
by 78,756 shares outstanding)          $  4.00


Class C:
  Net asset value and offering price
per share
(Market Neutral Fund, $765,797 divided
by 190,520 shares outstanding)         $   4.02
(Real Estate Fund, $3,682 dividend
by 400 shares outstanding                       $9.20

Class D:
  Net asset value and offering price
per share
(Market Neutral Fund, $942,860 divided
by 221,970 shares outstanding)         $   4.25
(Real Estate Fund, $266,290 divided
by 29,251 shares outstanding                    $9.10
(Growth Fund, $46,499 divided by
4,650 shares outstanding                                $10.00





              SCHEDULE OF INVESTMENTS IN SECURITIES
                CENTURION COUNSEL FUNDS, INC.
                      December 31, 2002

MARKET NEUTRAL FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security    Sector

               COMMON STOCKS                36.0%

             Automotive                      0.4%
 1,100    Flat                (b)                       8,745
                                                              $8,745

            Conglomerate                     0.7%
   350     Career Education Corp                       14,000
                                                              14,000

            Consumer Products               2.0%
  300      Church & Dwight    (b)                      9,129
  500      Estee Lauder        (b)                    13,200
  260      International Flavor & Fragrance (b)        9,126
  240      Kraft Foods          (b)                    9,343
1000      TLC Beatrice (TLC)                             -
                                                             40,798

             Consumer Services              4.4%
1000      AOL-Time Warner                             13,100
245       Apol                                        10,780
500       Cox Communications                          14,200
2000      Dave & Buster                               17,300
2000      Earthlink            (a)                    10,900
600       Safeway              (b)                    14,016
220       Tribune Company      (b)                    10,001
                                                            90,297

            Defense                         1.6%
80        Alliant Tech Systems                         4,988
150       Lockheed Martin      (b)                     8,663
70        Northrup Gruman      (b)                     6,790
1200      Titan                                       12,480
                                                             32,921

            Energy                           1.7%
300       Pogo Production      (b)                    11,175
800       Patterson-UTI Energy                        24,136
                                                             35,311

            Financial Services              8.1%
400      Associated Banc Corp                         13,576
1000     American Express         (a)                 35,350
874      Brookline Financial                          10,401
600      Doral Financial                              17,160
245      Hilb Rogal & Ham                             10,021
400      North Fork Bank                              13,496
100      Progressive Corporation                       4,963
250      Port Financial                               11,155
700      Synovus Financial                            13,580
550      Southtrust                                   13,668
425      T. Rowe Price Group                          11,594
528      Tenaris, SA                                  10,148

                                                           165,112

            Health                          7.6%
100       Alcon, Inc                                   7,890
300       Amgen                                       14,502
500       Biomet, Inc                                 14,330
5         Cephalon                                       218
280       Express Scripts                             13,451
150       Forest Laboratories                         14,733
260       Eli Lilly              (b)                  16,510
250       Medtronic              (b)                  11,400
205       Merck & Co                                  11,605
350       Patterson Dental                            15,309
220       Taro Pharmaceutical                          8,272
100       United Healthcare       (b)                  8,350
500       Utah Medical Products                        9,550
200       Zimmer Holdings                              8,304

                                                           154,424

             Industrial Products            2.0%
400       Delta Pine & Land          (b)               8,164
600       Georgia Gulf               (b)              13,884
940       Octel                      (b)              14,852
837       Surebeam, Class A          (b)               3,381
                                                            40,281

            Industrial Services             0.2%
200      Multi-Color Corp                              3,386
                                                            3,386

           Natural Resources                3.1%
700     AGL Resources                 (b)            17,010
550     Meridian Gold                                 9,697
240     Quanex                        (b)             8,040
400     Piedmont Natural Gas          (b)            14,140
600     Wisconsin Energy              (b)            15,120
                                                           64,007

           Retail                           0.7%
800     J. Hill Group                                11,184
                                                           11,184

          Technology                         2.6%
25000  Cotelligent Inc.                               9,250
410    Gtech Holdings                                11,423
500    Herley Industries                              8,704
2000   Keynote Systems                               15,440
       Qualcomm                                          -
1000    Siebel Systems                                7,400
                                                           52,217

          Telecommunications                 0.5%
200     Alltel                         (b)           10,200
                                                           10,200

          Transportation                     0.5%
400     Yellow Corp                                  10,076
                                                           10,076



TOTAL COMMON STOCKS (COST $820,321)                       $732,959

           PREFERRED STOCK                   1.2%

            Energy
5000     Beta Oil & Gas                     1.2%    23,750

            TOTAL PREFERRED STOCK (COST $34,344)          $23,750


            OPTIONS AND WARRANTS            7.2%

            Consumer Services               0.5%
2000     Earthlink/Jan 04/10/puts                     9,200
                                                           $9,200

             Financial Services             0.0%
1000      American Express/Jan03/25/puts               100
                                                          $100

             Health                           0.6%
1000      Bristol Meyers/Jan 03/15/calls               8,700
2000      Ama/Jan 03/5/calls                           3,100
                                                           $11,800

             Indexes                          3.6%
2500      NASDAQ 100/Jan 04/25/calls   (a)             9,500
1000      NASDAQ 100/                                 24,370
2500      Dow Jones,Dec 03/100                        48,500
                                                            $82,370

             Natural Resources                 0.0%
1250      Beta Oil & Gas Warrants A                       63
1250      Beta Oil & Gas Warrants B                       63
                                                            $126

             Technology                        1.6%
10000     LSI/Jan 05/5/calls                           30,000
1000      Seibel/Jan 03/20/puts                        12,500
                                                             $42,500

TOTAL OPTIONS AND WARRANTS (COST $201,013)                  $146,096

             FIXED INCOME                      0.9%

             Mortgage-backed Securities        0.3%
6            FNMA, 6.75% due 25 Jun 2021               5,729
                                                                5,729

             Corporate Debt                    0.7%
50         Worldcom, 7.5%, due May 2011               11,575
                                                             $11,575
                                                            $9,677

             TOTAL FIXED INCOME (COST $26,804)             $17,304

             Total Investment in Securities   45.2%        920,109

             Covered Call Option Securities   -0.4%         (7,800)
              (Premiums Received $19,539)

             Securities Sold Short           -33.8%        (688,678)
             (Sales Proceeds Received $612,033)

               Net Investment in Securities   11.0%         223,631

              Cash                            24.1%         490,220

              Deposits with Brokers on Securities
              Sold Short                      68.5%        1,394,337

             Other Assets Less Other
             Liabilities                      -3.6%          (73,015)

                    NET ASSETS               100.0%        $2,035,173

(a)  Call options have been written against this position.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $68,848 and gross unrealized losses of $296,127.





REAL ESTATE FUND


Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

               COMMON STOCKS                37.1%

160        AMB Property Corp                       $  4,378
150        Alico Inc                                  3,990
175        Bedford Property Investment Inc            4,496
210        Brandywind Realty Trust                    4,580
120        CBL & Associates Properties Inc            4,806
225        Catellus Dev Corp             (a)          4,466
85         Centerpoint Properties Corp                4,858
200        Central Parking Corp                       3,772
225        Consolidated Tomoka Land                   4,331
200        Delta Pine & Land                          4,082
220        Duke Realty Corporation                    5,599
210        Florida East Coast Inds                    4,872
100        General Growth Properties Inc              5,200
150        Home Properties NY Inc                     5,168
330        Kramont Realty Trust                       4,835
200        LNR Property Corp                          7,080
200        Midas Inc                     (a)          1,286
120        Pan Pacific Retail Properties              4,384
120        Public Storage Inc                         3,877
100        Saul Centers Inc                           2,380
400        7 Eleven Inc                   (a)         3,000
125        Sovran Self Storage Inc                    3,545
180        Tejon Ranch Co                 (a)         5,346


         Total Investment in Securities
           (Identified Cost $105,227)       37.1%            $100,331

         Cash and Deposits                  63.5%             172,010

         Other Assets Less Other Liabilities-0.6%              (1,554)

          NET ASSETS                       100.0%           $270,787

(a)  Non-income producing securities.
(b) Total unrealized depreciation on investments consists of gross unrealized gains of $1,693 and gross unrealized losses of $6,589.






      CENTURION COUNSEL MARKET NEUTRAL FUND

         COVERED CALL OPTIONS WRITTEN
             December 31, 2002

Shares                                     % of        Fair Value
Subject   Common Stocks/Expiration Date     Net        (Note 1)
to Call   Exercise Price                   Assets  Security   Sector

               Consumer Services             0.0%
(2000)       Earthlink/Jan04/15 Call                   $  (200)
                                                            $(200)

               Financial Services           -0.0%
(1000)      American Express/Jan 03/45 Calls           $    (50)
                                                            $(50)

               Indexes
(2500)      Dow Jones/Jan 03/85 Calls       -0.4%      $  (7,125)
(2500)      NASDAQ/Jan 03/27 Calls                          (375)
                                                             $(7,500)

               Technology                    -0.0%
(1000)      Seibel Systems/Jan 03/40 Calls              $   (50)
                                                               $(50)

               TOTAL                         -0.4%          $(7,800)




                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           SECURITIES SOLD SHORT
                              December 31,2002

                                            % of             Fair Value
                                             Net              (Note 1)
Shares       Description                    Assets      Security    Sector


              Consumer Services             -2.1%
(2600)       Yahoo                                      $  (42,510)
                                                                   $ (42,510)

              Financial Services            -3.6%
(400)         M&T Financial                                (31,740)
(400)         SLM Holdings                                 (41,544)
(4)           CAM/Jan 03/50 Puts                              (820)
                                                                     (74,104)

              Industrial Products           -1.5%
(400)         Eaton Corp                                   (31,244)
                                                                     (31,244)

              Industrial Services           -3.0%
(480)         Cooper Cameron                               (23,914)
(2400)        Clean Harbors                                (37,344)
                                                                     (61,258)

                    Health                  -6.7%
(1860)         Affymetrix                                (42,575)
(1600)         Affymetrix/Jan 03/22.50 Puts                (1,760)
               Alexion Pharmaceutical
(5680)         Inspire Pharmaceutical                      (53,051)
(1420)         Medimmune                                   (38,581)
                                                                    (135,967)

               Natural Resources             -0.1%
(1400)         Beta Oil & Gas                                (1,204)
                                                                      (1,204)


                   Retail                    -1.1%
(1742)          Overstock.com                            (22,646)
                                                                  (22,646)

                   Technology               -14.6.0%
(8720)          Brightpoint                              (66,897)
(6360)          Citrix Systems                           (78,355)
(4000)          Citrix/Jan 03/12.50 Calls                 (2,800)
(4400)          Lucent Technologies                       (5,544)
(5000)          Lucent/Jan 03/7.50 Calls                    (500)
(5000)          Lucent/Apr 03/7.50 Calls                  (2,000)
(14280)         Packeteer                                (97,961)
(2280)          Webex Communications                     (34,200)
(4000)          Yahoo/Jan 03/15 Calls                     (7,800)

                                                                  (298,057)

                  Transportation             -1.1%
(400)           Fedex                                    (21,688)
                                                                   (21,688)

                   TOTAL                    -33.8%               $(668,678)




           STATEMENT OF OPERATIONS
          CENTURION COUNSEL FUNDS, INC.
            Year Ended December 31, 2002

                                       Market    Real
                                       Neutral  Estate  Growth
                                       Fund     Fund    Fund


INVESTMENT INCOME

  Dividends                          $  2,646  $ 1,855  $  --
  Interest                             19,334      402       49
  Other                                 2,945      -        -

    Total investment income            24,925    2,257       49


EXPENSES

Investment advisory fee              $ 20,636    1,076        -
Distribution expenses - Class A            30       -         -
Distribution expenses - Class B         2,467       -         -
Distribution expenses - Class C         8,086       -         -
Registration and filing fees           10,695       -         -
Fund accounting fees                   26,885       -         -
Custodian fees and expenses             7,957    2,435        50
Audit fees and expenses                 6,636       -         -
Directors' fees and expenses            7,055       -         -
Transfer agent fees                     1,040       -         -
Insurance                               2,034       -         -
Other expenses                          4,262       -         -

  Total expenses                       97,783    3,511        50

  Fees and expenses absorbed by
  investment advisor                   (5,262)      -         -

 Net expenses                          92,521    3,511        50

          Net investment loss         (67,596)  (1,254)       (1)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain loss from investments(133,762) (3,564)       -
Net chang in unrealized depreciation on
investments for the year                 54,662  (4,896)       -

    Net realized and unrealized gain
    (loss) from investments             (79,100)  (8,460)      -

    Net increase(decrease) in net assets
 resulting from operations            $(146,696)  (9,714)     (1)



            STATEMENTS OF CHANGES IN NET ASSETS
            CENTURION COUNSEL FUNDs, INC.
               Years Ended December 31, 2002 and 2001


                             Market Neutral Fund
                               2002             2001

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (67,596)     $   (19,090)
Net realized gain from investment     (133,762)         141,549
Net change in unrealized
depreciation on investment              54,662           29,787

   Net increase in net assets
resulting from operations             (146,696)         152,246

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold      444,946          644,371
Decrease from capital shares redeemed (268,609)        (324,506)

  Net inicrease (decrease) from
capital shares transactions            176,337           319,865

Total increase (decrease) in net assets 29,641           472,111


NET ASSETS

  Beginning of year                 2,005,532         1,533,421
  End of period (includes no
  undistributed investment income)$ 2,035,173        $2,005,532


                                      Real Estate    Growth
                                        Fund (a)     Fund (a)

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (1,254)     $   (1)
Net realized gain from investment      (3,564)          -
Net change in unrealized
depreciation on investment             (4,896)          -

   Net increase in net assets
resulting from operations              (9,714)         (1)

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold      280,501      46,500
Decrease from capital shares redeemed      -            -

  Net inicrease (decrease) from
capital shares transactions            270,787      46,499

Total increase (decrease) in net assets    -            -


NET ASSETS

  Beginning of year                         -           -
  End of period (includes no
  undistributed investment income)    $270,787    $46,499




NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc.
from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Market Neutral Fund Class A shares, Class B shares, Class C shares, and Class D shares, respectively.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last reported sales price on the day of valuation on that exchange where such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated as the last quoted bid price, except for short positions and call options written, for which that last quoted asked price is used. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Fund's Board of Directors. Debt securities are valued in accordance with the procedures above. Short-term securities are stated at amortized cost (which approximates fair value) if maturity is 60 days or less, or at fair value if maturity is greater than 60 days.

Option Writing:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales:
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Security Transactions and Related Investment Income:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal
Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforwards totaling $550,193, which begin to expire in 2004.

Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At December 31, 2002, the Fund had cash on deposit at one financial institution of $2,103,116. Thus, all cash amounts over the maximum Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. NET ASSETS

In the Market Netural Fund, as of December 31,2002, portfolio securities valued at $116,750 were held by the custodian in connection with covered call options written by the Fund. Transaction in options written during the year ended December 31, 2002 are summarized on the following page.

                                     Number of       Premiums
                                     Contracts       Received


Options outstanding at
December 31, 2002                           98       $  22,532
Options written                          1,946         376,095
Options terminated in closing
purchases                                 (523)       (211,913)
Option outstanding at
December 31, 2002                       (1,431)       (167,175)

                                            90       $  19,539



NOTE 3. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next
$200 million, 0.75% on the next $200 million, 0.60% on the next $200
million and 0.50% on amounts over $1 billion.   These fees are computed
daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the year ended December 31,2002 Centurion earned investment management fees of $21,712 and it waived $5,262 of the advisory fee.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the year ended December 31, 2002, 217 shares of Market Neutral Class A shares and 90 Real Estate Fund Class A were sold; initial sales charges were $48 and $0 , respectively. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 2002, 31,458 Market Neutral Fund Class B shares were sold and no shares were redeemed; CISI did not collect any CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold
Class B shares.

Class C shares are not subject to initial sales charges or CSDC.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the year ended December 31, 2002, CISI received servicing and distribution fees from Market Neutral Fund of $8,086.

CISI also executes some of the Fund's portfolio transactions.
During the year ended December 31, 2002, CISI received commissions of $76,787 from the Market Neutral Fund and $1,000 from the Real Estate Fund for this service.


Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the year ended December 31, 2002, CGI received transfer agent fees of $1,040.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the year ended December 31, 2002, CGI received accounting fees of $18,000 from the the Fund.

The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2002 and unrealized depreciation on investments as December 31, 2002 are summarized as follows:

                        Market       Real
                        Neutral      Estate        Growth
                        Fund         Fund          Fund

Purchases              $2,273,692    $108,978     $   -

Sales                  $1,989,530    $  2,427     $   -

Gross unrealized gains $   68,848    $  1,693     $   -

Gross Unrealized losses$ (296,127)   $ (6,589)    $   -


                       $ (227,279)   $ (4,896)    $   -

Net loss on investments for the year ended December 31, 2002 are summarized by component as follows (The amount represents the net increase in value of investments held during the year):

Market Neutral FUnd

                        Realized      Unrealized    Net

Long Position          $(334,574)    $  (16,278)   $(350,852)
Covered Calls Written     57,750          9,847       67,597
Short Position           143,062         61,093      204,155

                       $(133,762)    $   54,662    $ (79,100)

Real Estate Fund

                        Realized       Unrealized    Net

Long Position          $  (3,564)    $    (4,896)   $  (8,460)



NOTE 5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2002, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the year ended December 31, 2002 and year ended December 31, 2001 were as follows:


Centurion Counsel Market Neutral Fund

	                     2002                          2001
                       Shares          Amount      Shares         Amount
Class A shares:
  Shares sold	      217          $    952     -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -       -                -
                         -                 -       -                -
Shares redeemed          -                 -       -                -

   Net increase         217           $   952      -            $   -

Class B shares:
Shares sold          31,458       $   134,841      47,192        $205,845
Shares issued in
   reinvestment
   of dividends          -                 -        -                -
                         -                 -        -                -
Shares redeemed        (38)             (165)       -                -

   Net increase	   31,420       $   134,676      47,192        $205,845

Class C shares:
  Shares sold          6,447    $    25,764      36,109        $159,654
Shares issued in
   reinvestment
   of dividends	        -                   -     -                -
Shares redeemed     (49,135)       (201,639)	   (54,112)      (235,313)

  Net decrease      (42,688)      $(175,875)       (18,003)     $ (75,659)

Class D shares:
Shares sold          65,058       $ 283,388         63,046      $ 278,872
Shares issued in
   reinvestment
   of dividends	         -                -          0           0
Shares redeemed	    (15,201)       (66,805)       (19,590)      (89,193)

   Net decrease      49,857    $   216,583         43,456     $ 189,679


Centurion Counsel Real Estate



	                     2002                          2001
                       Shares          Amount      Shares         Amount
Class A shares:
  Shares sold	        90        $    900     -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -       -                -
                         -                 -       -                -
Shares redeemed          -                 -       -                -

   Net increase          90       $    900         -            $   -

Class C shares:
  Shares sold          400      $      4,000        -                -
Shares issued in
   reinvestment
   of dividends	        -                   -     -                -
Shares redeemed         -                   -     -                 -

  Net Increase          400     $      4,000      -                 -

Class D shares:
Shares sold           29,251     $   275,601      -                -
shares issued in
   reinvestment           -              -        -                 -
   of dividends	         -                -       -                 -
Net Increase          29,251     $   275,601       -                -


Centurion Counsel Growth


Class D shares:
Shares sold            4,650     $    46,500       -                -
shares issued in
   reinvestment           -              -         -                 -
   of dividends	         -                -        -                -
Net Increase           4,650     $    46,500       -                -






		CENTURION COUNSEL FUNDS, INC.

			MARKET NEUTRAL FUND

Statement of Additional Information

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of Centurion Counsel Funds, Inc.--Market Neutral Fund (the "Fund") dated April 30,2002
(the "Prospectus"). A copy of the Prospectus may be obtained by contacting the Fund's principal underwriter, Centurion Institutional Services, Inc. ("CISI"), at 365 S. Rancho Santa Fe Road, 3rd Floor, San Marcos,
California 92069 (Telephone: (760) 471-8536).


                       TABLE OF CONTENTS

                                                       Page

FUND HISTORY                                            2

FUND INVESTMENTS AND RISKS                              2

FUND MANAGEMENT                                         4

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES     6

INVESTMENT ADVISORY AND OTHER SERVICES                  7

UNDERWRITING ARRANGEMENTS                               10

BROKERAGE ALLOCATIONS AND OTHER PRACTICES	              14

CAPITAL STOCK AND OTHER SECURITIES                     15

RETIREMENT ACCOUNTS                                    21

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	       21

TAXATION OF THE FUND                                   22

CALCULATION OF PERFORMANCE DATA                        23

LIMITATION OF DIRECTOR LIABILITY                       24

ADDITIONAL INFORMATION                                 25

FINANCIAL STATEMENTS                                   26

                               Dated April 25, 2003

FUND HISTORY

The Fund is a multi-class series of common stock of Centurion
Counsel Funds, Inc. (the "Company"). The assets and liabilities, income and expenses of the Company attributable to the Fund are maintained in a separate investment portfolio and determined separately for the Fund. The Company was incorporated on August 27, 1981 under the laws of Minnesota. IRI Asset
Management, Inc., a Minneapolis based investment adviser, served as the adviser to the Company from its inception until March 1988. At that time, the Company's Board of Directors ("Board") approved Excel Advisors, Inc. as its adviser and the offices of the Company were moved to San Diego, California. In December 1994, the Company's shareholders approved Centurion Counsel, Inc. as the Company's Adviser and the shareholders and the Board approved the Fund's current fundamental investment objectives and policies. On
January 15,1999, the shareholders approved the redesignation of the Fund series as the Centurion Counsel Market Neutral Fund.

	FUND INVESTMENTS AND RISKS

Classification.	The Fund is an open-end, diversified management
investment company that only issues shares of common stock. By purchasing shares in the Fund, investors are pooling their money to acquire a diversified portfolio of securities and other assets.

Investment Strategies and Risks. The Fund's principal investment strategies are discussed in the Prospectus. The Fund's non-principal investment strategies are set forth below.


Illiquid Securities. While not a principal investment policy, the Fund will limit its investments in illiquid securities to no more than 5% of their net assets. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlised securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize its full value upon sale. The Adviser will monitor the liquidity the Fund's investments in illiquid securities. Rule
144A securities will not be treated as "illiquid" for purposes of this limit on investments.

The Fund may not be able to readily sell securities for which there is no ready market. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Adviser's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale.
However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes.

No assurance can be given that applicable tax laws and Interpretations will not change in the future. Moreover, non-U.S. investors may not able to credit or deduct such foreign taxes.

Money Market Instrument Investments. From time to time a Fund may have substantial amounts of its assets invested in money market instruments. In general, these investments are in one or a combination of two of the following that have remaining maturities not exceeding one year: (i) obligations issued and guaranteed by the U.S. Government, its agencies or instrumentalities;
(ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1-billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal
Deposit Insurance Corporation; (iii) commercial paper rated at the date of purchase "P-1" by Moody's Investors Services, Inc. ("Moody's") or an "A-1" or "A-1+" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes. The Fund may also invest in short-term U.S. dollar-dominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States. The value of the money market instruments in which the Fund may invest wll vary adversely with changes in market interest rates.

Fund Policies. The Fund has the investment restrictions set forth below which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. These investment restrictions are set forth below:

(1)   The Fund will not invest more than 5% of its net assets
(taken at the lower of cost or value) in securities of any one company. The Fund will also limit its investment in a single company to not more than 10% of that company's outstanding voting securities. Further, the Fund will not invest more than 25% of its total assets in securities issued by companies in any single industry.

(2) The Fund will not invest more than 5% of its total assets in securities of companies, including any predecessors, less than three years old.

(3) The Fund will not invest in another investment company except as a part of a plan of merger, acquisition or consolidation.

(4) The Fund will not buy or sell real estate, commodities or commodity contracts, except the Fund may invest up to 50% of its net assets in index futures contracts and options thereupon.

(5)   The Fund will not buy on margin.

(6) The Fund will not pledge or mortgage its assets, except to the extent that writing covered call options or future contracts or options may be deemed to be pledging or mortgaging assets.

(7)	The Fund will not borrow money or property (for example,
securities), except that as a temporary measure for extraordinary purposes or emergencies, the Fund may borrow from banks up to 5% of the value of its total assets.

(8) The Fund will not make cash loans. However, the Fund may purchase bonds or other debt securities sold publicly, including short-term securities which may be acquired under agreements by the sellers to repurchase; provided that not more than 10% of the Fund's net assets will, at any time, be subject to repurchase agreements which mature in more than seven days. The Fund does not consider these debt securities and other short-term investments to be loans.

(9) The Fund may not invest more than 5% of its net assets in illiquid investments. For the purposes of this restriction, "Illiquid investments" are Restricted Securities or securities which cannot be disposed of within seven (7) days in the normal course of the Fund's business at approximately the amount at which the Fund has valued such securities.

(10)  The Fund will not act as an underwriter.

(11) The Fund will not buy any securities of a company if it knows that the officers or directors of the Fund, who own 1/2 of 1% or more of the company's securities, together own more than 5% of the company's securities.

(12) The Fund will not invest in exploration and/or development programs such as oil and gas programs. The Board has interpreted this restriction to prohibit the Fund from investing in pass through interests, such as undivided interests of partnership interests in oil and gas exploration or development ventures.
The Fund may and does, from time to time, invest in the stock and bonds of diversified oil and gas companies whose stock is listed on a securities exchange or the NASDAQ.

(13) The Fund will not invest 35% or more of its net assets in debt obligations of corporations and other issuers which are not rated in one of the four highest rating categories by a nationally recognized statistical rating organization.

(14) The Fund will not buy or sell foreign currency exchange, which means the Fund will not invest in currency contracts or options thereon or foreign securities traded only on a foreign exchange.

(15) The Fund will not invest more than 50% of its net assets in options contracts, including put options and/or call options to purchase or sell equity securities.

Except for illiquid investments, if a percentage limitation described above is adhered to at the time of the investment by the Fund, a later increase or decrease in the percentage resulting from any change in the value of the Fund's net assets will not constitute a violation of the restriction. The Fund will promptly act to correct an illiquid investment in excess of the permitted amount.

	FUND MANAGEMENT

Officers and Directors. The names, addresses and principal occupations of directors and executive officers of the Fund for the past five years are given below:


                         FUND MANAGEMENT

                              Positions with the Fund and Principal
Name and (Age)                Occupations During Past 5 Years              Business Address


Carol Ann Freeland (65)(1)   Has served as a director of the Fund since   4015 Beltline Road, #200
                              December 20, 1994.  Since 1992,              Addison, TX 75001
                              Executive Vice President, Collateral Equity
                              Management, of Dallas, Texas.  From 1987 to
                              1992, Executive Vice President, Financial
                              Services Exchange, Irving, Texas;  From
                              1985 to 1986, Vice President, Marketing
                              Property Co. of America, Dallas, Texas.

Jack K. Heilbron (52)(2)     Has served as Director of the Board of the     365 S. Rancho Santa Fe Road
                              Company since December 20, 1994.  Has served   3rd Floor
                              as Chief Investment Officer for the Fund since San Marcos, CA 92069
                              1990.  Has since 1984, served as Chairman
                              and Chief Executive Officer of CI Holding
                              Group, Inc. and as an officer and/or
                              director of most of CI Holding's subsidiary
                              corporations Centurion Counsel, Inc.,
                              Centurion Institutional Services, Inc.,
                              CHG Properties, Inc. and Centurion Group, Inc.
                              Since March 2002, he has served as Chairman
                              and Chief Executive Officer of the CI Holding
                              subsidiary, PIM Financial Services, Inc., a
                              licensed broker-dealer.

Sumner J. Rollings (54)       Nominated by management to be elected as a     1201 Park Center Dr.
                              Director at the Fund's Annual Meeting of       Vista, CA 92083
                              Shareholders noticed for May 5, 2001.  Has,
                              since May 1999 served as sales executive
                              for Joseph Webb Foods of Vista, California
                              and previously from 1985 to 1999, sales
                              executive for Alliant Food Service Sales.


Thomas E. Schwartz (58)  (1)  Has served as a director of the Fund since     365 S. Rancho Santa Fe Road
                              March 10, 2001.  A Certified Financial         3rd Floor
                              Planner since November 1989 with The           San Marcos, CA 92069
                              Acacia Group.  Since March 1999 has served
                              as a Director of Gold Terra, Inc.


Douglas Werner (52)           Has served as a director of the Fund since    140 Brightwood Ave.
                              December 20, 1994.  Since 1993 has been       Chula Vista, CA 92010
                              President of Tracks Publishing, a printing
                              firm located in Chula Vista, California.
                              Since 1980, has served as President and
                              owner of Werner Graphics, a graphic
                              design firm located in San Diego, California.

(1) Although either of both of Ms. Freeland and Mr. Schwartz may be an "affiliated person" of a broker/dealer registered under the Securities and Exchange Act of 1934, as defined under the Investment
Company Act of 1940, the Company has determined that this person is not an "interested person" of the Fund, Centurion Counsel, Inc. or its Affiliates, as defined under the Investment Company Act of 1940.

(2) Mr. Heilbron is an "interested person" of Centurion Counsel, Inc., the Fund, and/or a registered broker/dealer, as defined under the Investment
Company Act of 1940, as amended.

(3) The Fund and Centurion Counsel have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The code of ethics allows the personnel of the Fund and Centurion Counsel to invest inn securities, including securities that may be purchased or held by the Fund. The code of ethics prhoibits, among other things, such personnel from purchasing or selling securities if they know at the time their purchase or sale that the same security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.




Fund Executive and Director Compensation

The following Table sets forth information for each of the directors of the Fund, all members of any advisory board of the Fund, and for each of the three highest paid executive officers or any affiliated person of the Fund whose aggregate compensation from the Combined Funds for the Fund's year ended December 31, 2001.


                        COMPENSATION TABLE



                                                          Total
                                 Pension or               Compensation
                                 Retirement    Estimated  From
                   Aggregate     Benefits      Annual     Registrant
Name of            Compensation  Accrued As    Benefits   and Fund
Person,            From          Part of Fund  Upon       Complex Paid
Position           Registrant    Expenses      Retirement to Directors

Jack K. Heilbron,     -0-          -0-            -0-         -0-
Chairman of the
Board**

Carol Ann Freeland,  $1000         -0-            -0-        $1000
Director

Sumner Rollings,     $1800         -0-            -0-        $1800
Director(2)

Thomas E. Schwartz   $1800         -0-            -0-        $1800
Director

Douglas Werner,      $1800         -0-            -0-        $1800
Director

(1) Directors are paid $400 per meeting attended in person and $200 per meeting attended telephonically. There were four scheduled quarterly meetings for 2002.

     In April 2001, the Fund's Board of Directors appointed a standing audit committee consisting of the Chairman, Ms. Freeland, and Messrs. Schwarts and Werner. The Fund pays no compensation to any of its officers and directors, except for a $200 per year retainer and a fee of $400 for each meeting attended (other than telephonically) by each director not affiliated with Centurion Counsel and reimburses such nonaffiliated directors for their travel expenses to attend directors' meetings. The board of directors held a total of four (4) regular meetings during its last fiscal year.

	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2003, the Company had 454,202 shares outstanding and total net assets of $1,659,032. From time to time, the number of shares held in "street name" accounts of various securities dealers for the benefit of their clients may exceed 5% of the total shares outstanding. To the knowledge of the Company's management, as of March 15, 2003, no one owned beneficially more than 5% of the outstanding shares of your fund. The following directors or nominees for the positoion of the director or officers, as of March 31, 2003 beneficially owned shares of the Company.


                       Number        % of Total
                       of Shares     Outstanding Shares*

Jack K. Heilbron        5,128               1.1%

Sumner Rollings         9,014               2.0%

Doug Werner               521                .1%

* All classes on a combined basis.


INVESTMENT ADVISORY AND OTHER SERVICES

General

Centurion Counsel, Inc. ("Centurion Counsel") is the Fund's
Adviser. Centurion Counsel was incorporated in the State of California in 1984 and has since that time been an SEC-registered investment adviser. Centurion Counsel has acted as the Fund's investment adviser since January 1, 1995. In addition to its services to the Fund, Centurion Counsel's primary business activities include investment consulting to individuals, corporations and institutions and the providing of investment banking services and other activities related to the investment and securities industries.

Centurion Group, Inc. ("CGI") was incorporated in the State of California in 1984. CGI has acted as the Fund's accounting services agent, transfer agent, dividend disbursing agent and administrative services agent since January 1, 1995.

Centurion Institutional Services, Inc. was incorporated in the State of California in 1991. CISI has served as the Fund's principal underwriter (Distributor) since January 1, 1995. CISI has been an SEC-registered broker-dealer since July 1991. Since then, CISI has been engaged primarily in the business of clearing securities trades for its corporate and institutional clients.

Centurion Counsel, CGI and CISI are wholly owned subsidiaries of C I Holding Group, Inc. ("C I Holding"), a California corporation that is engaged through its subsidiaries in various aspects of the financial services industry. Approximately 33% of C I Holding's common shares, on a fully diluted basis, are owned by officers and directors of C I Holding.

Investment Advisory Agreement

The Fund has contracted with its Adviser, Centurion Counsel, for investment advice and management services pursuant to the Investment
Advisory Agreement (the "Adviser Agreement").  The Fund's Adviser
Agreement continues from year to year only if a majority of the Fund's directors (including a majority of disinterested directors as described above) approve. The Adviser Agreement may be terminated by either the Fund or Centurion Counsel on 60 days' written notice to the other, and terminates automatically in certain situations. The Adviser Agreement was approved by the shareholders of the Fund on December 20, 1994 and was last approved by the Fund's board of directors (including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Fund) on February 8,2002.

Under the Adviser Agreement, Centurion Counsel has the sole and exclusive responsibility for the management of the Fund's portfolio and the making and execution of all investment decisions for the Fund subject to the objectives and investment restrictions of the Fund and subject to the supervision of the Fund's board of directors. Under the Fund's Adviser Agreement, Centurion Counsel also furnishes, at its own expense, office facilities, equipment and personnel for servicing the investments of the Fund. Centurion Counsel has agreed to arrange for the Fund's officers or employees to serve without compensation from the Fund if duly elected to such positions by the shareholders or directors of the Fund.

As compensation for its services, Centurion Counsel is entitled to a fee, payable within five days after the end of each fiscal quarter based on the Fund's average daily net assets as follows:

1.00% of the first $200-million of the Fund's average daily net assets
0.85% of average daily net assets between $200-million and $400-million
0.80% of average daily net assets between $400-million and $600-million
0.75% of average daily net assets between $600-million and $800-million
0.60% of average daily net assets between $800-million and $1-billion
0.50% of average daily net assets over $1-billion.

The percentage fee is calculated on the daily value of the Fund's net assets at the close of each business day. The foregoing fees are higher than fees paid by most other investment companies.

The Fund bears costs and expenses of its operation, other than those specifically required to be paid by Centurion Counsel under the Adviser Agreement. These expenses include, among others, interest, taxes, brokerage fees and commissions, fees of the directors who are not full-time employees of Centurion Counsel, CGI, CISI or any of their affiliates, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by CISI under its Distribution Agreement with the Fund), expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and accounting services agents, and bookkeeping, auditing and legal expenses.
The Fund also pays the fees and bears the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission, the expense of registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to existing Fund shareholders.

For the year ended December 31, 2000, 2001, and 2002, Centurion Counsel earned $14,555, $17m310 and $20m636 respectively, in advisory fees from the Fund. For the year ended December 31, 2000, 2001 and 2002, Centurion Counsel voluntarily waived $14,555 and $17,310 and $5,262, respectively, of the advisory fee otherwise payable for those years.

Accounting Services Agreement

CGI acts as the Fund's accounting services agent pursuant to the Accounting Services Agreement (the "Accounting Agreement"). The
Accounting Agreement was approved by the Fund's board of directors
(including a majority of the directors of the Fund who are not parties to the Agreement, or interested persons of any such party, other than as directors of the Fund), and the shareholders of the Fund approved such Agreement on December 20, 1994. The Accounting Agreement continues from year to year only if the Fund's directors approve it in the same way they approve the Adviser Agreement. The Accounting Services Agreement may be terminated by either the Fund or CGI on 60 days' written notice to the other, and the Agreement terminates automatically in certain situations.

Under the Accounting Agreement, the Fund pays CGI a monthly fee equal on a annual basis to 0.15% of average net assets, provided that the Fund has agreed to pay an annual minimum accounting services fee of $18,000. The Fund paid CGI accounting service fees of $18,000 for the years ended December 31, 2000, 2001 and 2002. This fee is in addition to the fee payable by the Fund to Centurion Counsel pursuant to the Fund's Investment Advisory Agreement. CGI maintains the books, accounts, records, journals and other records of original entry relating to the business of the Fund and performs certain daily functions in connection therewith.
For the year ended December 31, 2000 CGI waived its accounting fees of $15,000.

Administration Agreement

CGI acts as transfer agent, dividend disbursing agent and administrative services agent for the Fund pursuant to the Administration Agreement effective January 1, 1995. Pursuant to this agreement, CGI will maintain the Fund's stock registers, process requested account registration changes, issue stock certificates, record redemptions and administer the payments of dividends by the Fund.

For its services under this agreement, the Fund will pay CGI a separate fee per service provided as follows: $0.75 per account maintenance per month; $7.50 per dealer confirmation; $10.00 per wire transfer; and $50.00 per 1,000 customer statements per month. In addition, all out of pocket expenses incurred by CGI in connection with the rendering of services pursuant to the Administration Agreement will be reimbursed to CGI by the Fund. Such expenses will include, without limitation, postage, stationery, telephone service and any other expense involved in the handling of correspondence. These fees are in addition to the fees paid by the Fund to Centurion Counsel pursuant to the Adviser Agreement. For the years ended December 31, 2000, 2001 and 2002, the Fund paid CGI, its administrative services agent, a fee of $1,406, $1,095 and $1,040 respectively. For the year ended December 31, 2000 CGI waived its administrative service agent fees of $1,406.

The Administration Agreement was approved by the Fund's Board of Directors (including a majority of the directors of the Fund who are not parties to the agreement, or interested persons of any such party, other than as directors of the Fund) and by the shareholders of the Fund on December
20, 1994. The agreement continues from year to year only if the Fund's directors approve them in the same way they approve the Fund's Investment Advisory Agreement. The Administration Agreement may be terminated by either the Fund or by CGI on 60 days' written notice to the other, and the Agreement terminates automatically in certain situations.

UNDERWRITING ARRANGEMENTS

CISI, as the Fund's Distributor or principal underwriter, sells the Fund's shares under the Distribution Agreement, as amended, dated January
1, 1995 and effective November 6, 1996.  Under the Distribution
Agreement, CISI bears the costs of all advertising and promotion expenses in connection with the distribution of the Fund's shares (except those expenses assumed by the Fund's investment adviser). The Distribution Agreement was last approved by the board of directors of the Fund
(including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Fund) on February 5, 1999. The Fund's Distribution Agreement may be terminated by either CISI or the Fund on 60 days' written notice to the other, and terminates automatically in certain situations. No sales commissions were received by the Fund's principal underwriter for sales of the Fund's shares in 2000 or 2001. During 2002 $30.00 was paid to the Fund's principal underwriter for sales of the Fund's shares.

Under the Distribution Agreement, CISI agrees to indemnify the Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of the Fund's shares, except to the extent that such liability is the result of information which was obtainable by CISI only from persons affiliated with the Fund but not with CISI.

As compensation for its services, CISI receives a front-end commission in the case of Class A shares, a contingent deferred sales charge ("CDSC") in the case of Class B shares and 12b-1 fees in the case of Class
A shares, Class B shares and Class C shares as described below.

Class A Shares

The Distributor receives a sales charge equal to 4.75% of the gross price of Class A shares it places which it may reallow to dealers through whom purchases are made in an amount equal to 4.0% of the amount invested. Dealers which are reallowed ninety percent (90%) or more of the sales charges may be deemed to be underwriters for purposes of the Securities Act of 1933. The Distributor may also pay broker-dealers, registered investment advisers, financial institutions (which may include banks) and other financial industry professionals that provide services to facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of such reallowance to dealers. Such financial institutions, other industry professionals and dealers are referred to as "Service Organizations." In addition, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation, to dealers that sell shares of the Fund.

Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms were further prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund. State securities laws regarding registration of banks and other financial institutions may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to certain state laws.

Class B Shares

Class B shares which are redeemed within five years of purchase are subject to a CDSC at the rates set forth in the following table.

	                   Contingent Deferred Sales Charge Table
	                   Contingent Deferred Sales Charge
	                   as a Percentage of
Year Since Purchase	 Dollar Amount Subject to Charge

First	                                  4%
Second                                  4%
Third	                                  3%
Fourth                                  2.5%
Fifth	                                  1.5%
Sixth	                                  None


The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price or on Class B shares derived from reinvestment of dividends on capital gains distributions, other than Rule 12b-1 fees. The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.
Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the last day of the month.

In determining whether a CDSC is applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, it is assumed that the redemption is first of any shares in the shareholder's Fund account that are not subject to a CDSC, second, of shares held for over five years or shares acquired pursuant to reinvestment of dividends or distributions and third, of shares held longest during the five-year period. As an example, assume an investor purchased
100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon divided reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a deferred sales charge at a rate of 4% (the applicable rate in the second year after purchase).

The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with certain distributions from an IRA or other retirement plan,
(iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares".

A commission or transaction fee of 4% of the purchase amount will be paid by the Distributor to broker-dealers and other Service Organizations at the time of purchase. Additionally, the Distributor may, from time to time, pay additional promotional incentives in the form of cash or other compensation, to Service Organizations that sell Class B shares of the Fund.

Class C Shares

Class C shares are offered at the next determined net asset value.
Other than Rule 12b-1 fees, no front-end, deferred, or other sales charge is charged with respect to Class C shares.

Class D Shares

The Class D shares are sold at net asset value only to persons who are Adviser Professionals or Eligible Employees, as defined under "CAPITAL STOCK AND OTHER SECURITIES" below. No front-end, deferred or other sales charge or Rule 12b-1 fees will be charged by the Fund with respect to the Class D shares.

12b-1 Fees

For each class of its shares, the Fund has adopted a Plan of Distribution pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan of Distribution authorizes the Fund to pay Rule 12b-1 fees. As compensation for share distribution-related services it performs under its Distribution Agreement with the Fund, CISI receives a fee from the Fund equal to 0.75 of 1% per year of the Fund's average daily net assets attributable to the Class B and Class C shares. In addition, CISI will receive as compensation for shareholder services it performs under its Shareholder Services Agent Agreement with the Fund a fee from the Fund equal to 0.25 of 1% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. These services include receiving and responding to shareholder inquires and requests for information regarding the Fund. CISI may, at its own expense, may provide additional compensation to dealers in connection with sales of Fund shares and servicing of Fund shareholders.

The Plan of Distribution for the Class C Shares was entered into on January 1, 1995 and for each of the Class A shares and Class B shares was entered into on November 6, 1996, the first date on which the Fund offered Class A and Class B shares. CISI may reallow all or a portion of its 12b-1 fees to its representatives or to other broker-dealers who contract to provide shareholder services to their customers holding shares of the respective class.

These 12b-1 fees are to compensate CISI and the participating dealers for their sales of the Fund's shares, based on a percentage of the net assets of the Fund relating to the respective class for which such broker-dealers or registered representatives are responsible by reason of their sale of shares of the respective class, and to pay other advertising and promotional expenses in connection with the distribution of the shares of the respective class. CISI, at its expense, may also provide additional compensation to dealers in connection with sales of such shares of the Fund. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund and/or dealer-sponsored special events. In some instances, these incentives may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of such shares. Such compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund's shares to qualify for the incentives to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

The Fund's Plans of Distribution provide for the indirect payment of distribution expenses by the Fund only as described above. The advertising and/or promotional expenses that may be paid for pursuant to the Fund's Plan of Distribution include, by way of example but not limitation, the costs of printing the prospectus, statement of additional information and shareholder reports provided to prospective investors; the preparation and distribution of sales literature; advertising of any type; allocated overhead and other expenses of the principal underwriter related to the distribution of the Fund's shares; and payments to and expenses of, officers, employees or representatives of the principal underwriter, of other broker-dealers, banks or other financial institutions, and of any other persons who provide support services in connection with the distribution of the Fund's shares, including travel, entertainment, and telephone expenses.

Indirect or reimbursable expenses under the Plan do not include interest paid on amounts borrowed by Centurion Counsel to make the payments for which reimbursement is made. Also, there is no provision in the Plan of Distribution limiting payments to the amounts of actual distribution expenses or actual shareholder servicing expenses expended by CISI. If the Plan of Distribution were terminated or not continued, the Fund would not be contractually obligated to pay CISI for any expenses not previously reimbursed by the Fund. However, the Fund could, in the sole discretion of its Board of Directors, determine to reimburse all or a portion of any such amounts.

Each of the Fund's Plans of Distribution contains, among other things, provisions complying with the requirements of Rule l2b-1. Rule l2b-1(b) provides that any payments made by the Fund in connection with the distribution of its shares may only be made pursuant to a written plan describing all material aspects of the proposed financing of distribution and also requires that all agreements with any person relating to implementation of the plan must be in writing. In addition, Rule l2b-1(b)(1) requires that such plan be approved by a vote of at least a majority of the Fund's outstanding shares, and Rule l2b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the board of directors of the Fund and of the directors of the Fund who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreements. Rule l2b-1(b)(3) requires that the plan or agreement provide, in substance: (1) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph
(b)(2) of Rule l2b-1; (2) that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the plan or any related agreement shall provide to the Fund's board of directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and (3) in the case of a plan, that it may be terminated at any time by vote of a majority of the members of the board of directors of the Fund who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of the Fund. Rule l2b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule l2b-1. Rule l2b-1(c) provides that the Fund may rely upon Rule l2b-1(b) only if selection and nomination of the Fund's disinterested directors are committed to the discretion of such disinterested directors. Rule l2b-1(e) provides that the Fund may implement or continue a plan pursuant to Rule l2b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders.

For the years ended December 31, 2000, 2001, and 2002, CISI, the
Fund's principal underwriter, received $7,641, $10,779 and $10,553 in distribution service fees, pursuant to the Fund's Plans of Distribution.

Custodian; General Counsel; Auditors

US Bank (formerly Firstar Bank), NA, 425 Walnut Street, Cincinnati, Ohio, 45202-1118 acts as custodian of the Fund's assets. The custodian may, in conformity with applicable rules of the Securities and Exchange Commission, enter into sub-custodial arrangements with eligible foreign sub-custodians for the custody of any foreign securities held by the Fund.

Squire & Company acts as the Fund's independent public accountants.

Rushall & McGeever acts as the general counsel for the Fund.


              BROKERAGE ALLOCATIONS AND OTHER PRACTICES

In effecting securities and commodities transactions, the Fund's investment adviser seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered together with other relevant factors.

The Fund expects to use affiliates of Centurion Counsel, including
CISI, as brokers of the Fund's portfolio securities but only if the provisions of Section 17(e) of the 1940 Act (and the rules thereunder) are complied with and only when, in the judgment of Centurion Counsel, the firm will be able to obtain a price and execution at least as favorable as other qualified brokers, and the transactions effected by the firm, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the firm, are not unfair or unreasonable to the shareholders of the Fund.

In determining the commissions to be paid to an affiliated broker-dealer, it is the policy of the Fund that such commissions will, in the judgment of the Fund's investment adviser, be both at least as favorable as those which would be charged by other qualified brokers having comparable execution capability and at least as favorable as commissions contemporaneously charged by such broker-dealer on comparable transactions for its most favored unaffiliated customers, except for any customers of such broker-dealer considered by a majority of the disinterested directors (as described above) not to be comparable to the Fund. While the Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on the transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

When selecting brokers, business may be placed with broker-dealers who furnish investment research services to Centurion Counsel or its affiliates. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows these persons to supplement their own investment research activities and enables them to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund.
To the extent such commissions are directed to these other broker-dealers who furnish research services, Centurion Counsel receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions. Centurion Counsel has not entered into any formal or informal agreements with any broker-dealers (except as noted above), and it does not maintain any "formula" which must be followed in connection with the placement of the Fund's portfolio transactions in exchange for research services, except as noted below. However, Centurion Counsel may maintain an informal list of broker-dealers which it may use as a general guide in the placement of the Fund's business, in order to encourage certain broker-dealers to provide it with research services which it anticipates will be useful to it. Because the list, if any, is merely a general guide which is to be used only after the primary criteria for the selection of broker-dealers (discussed above) have been met, substantial deviations from the list are permissible and may be expected to occur. Centurion Counsel will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if it determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Fund pays higher than the lowest commission rates available.

Subject to the policies set forth in the preceding paragraph and such other policies as the Fund's directors may determine, Centurion Counsel may consider sales of shares of the Fund and of other funds it may advise as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

During the years ended December 31, 2000, 2001, and 2002, $1,183,281, $0 and $0 respectively, of the Fund's
portfolio securities were purchased and sold through brokers or banks acting on a principal basis for which no commissions were charged, all of which were effected through brokers or banks unaffiliated with the Fund. During the years ended December 31, 2000, 2001 and 2002, the Fund paid a total of $73,999, $69,916 and $40,505 respectively, in brokerage commissions in connection with agency transactions; during 2000, 2001 and 2002, $73,969, $0 and $0 respectively, were paid to broker dealers who furnished investment research to the Fund's investment adviser. During 2000, 2001 and 2002, CISI and its affiliate, PIM, together, effected 99%, 100% and 100% respectively, of the total dollar volume of transactions in which commissions were paid and received 99%, 100% and 100% respectively, of such commissions.

CAPITAL STOCK AND OTHER SECURITIES

General

The Articles of Incorporation of the Fund authorize the Fund to issue Class A, Class B, Class C and Class D shares pursuant to the Fund's Multiple Class Share Plan (this "Plan"). The Plan was adopted by the Fund's Board of Directors and approved by a majority vote of the Fund's shareholders on August 6, 1996.

Under the Plan, the Fund is authorized to issue the Class A shares, the Class B. shares, the Class C Shares, and the Class D Shares in accordance with the following. The Fund's Multiple Pricing System permits an investor to choose the method of purchasing shares. This is most beneficial for that investor's circumstances, including the amount to be purchased and the length of time the investor expects to hold the shares.

Class A Shares

Class A shares are sold at net asset value per share plus a maximum initial sales charge ("front-end sales charge") set from time to time by the Board of Directors of the Fund (the "Board"). Initially, the front-end charge on the Class A Shares shall be 4.75% of the offering price of the Class A Shares. Class A shares are subject to an ongoing service fee ("shareholder services fee") at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class A shares. See "Purchase of Shares--Class A Shares".

Class B Shares

Class B shares are sold at net asset value per share and are subject to a maximum contingent deferred sales charge if they are redeemed within five years of purchase. Initially, the maximum deferred sales charge shall be 4% of the redemption proceeds during the first and second year, declining each year thereafter to 0% after the fifth year. Class B shares are subject to an ongoing service fee at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class B shares and an ongoing distribution fee at an annual rate of up to 0.75% of the Fund's aggregate average daily net assets attributable to the Class B shares. Class B shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The ongoing distribution fee paid by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares. See "Purchase of Shares--Class B Shares." Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. See "Conversion Feature" below for discussion on applicability of the conversion feature to Class B shares.

Class C Shares

Class C shares are sold at net asset value per share and are not subject to a front-end or a deferred sales charge. Class C shares are subject to an ongoing service fee at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class C shares and an ongoing distribution fee at an annual rate of up to 0.75% of the Fund's aggregate average daily net assets attributable to the Class C shares. Class C shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The ongoing distribution fee paid by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares. See "Purchase of Shares--Class C Shares."

Class D Shares

Class D shares are sold at net asset value only to persons who qualify as an Adviser Professional, Eligible Employee, or Eligible Account.
No front-end charge, deferred sales charge, service fees or distribution fees will be paid by the Fund with respect to the Class D shares. The Adviser Professionals shall mean investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the money to be invested in the Fund. Eligible Employees shall mean (a) current or retired directors of the Funds, current or retired employees of the Fund's adviser, and any of its affiliated companies, spouses, minor children and grandchildren of the above persons, and parents of employees and parents of spouses of employees of the Fund's adviser and any of its affiliated companies; (b) employees and registered representatives of Adviser professionals, banks and other financial institutions with selling group agreements with the Fund's principal underwriter, employees of such persons, and spouses and minor children of any such persons and (c) any trust, pension, profit sharing or other benefit plan for such persons. Shares are also offered at net asset value to Eligible Accounts. Eligible Accounts are accounts opened for shareholders by dealers where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Fund's principal underwriter if such redemption has occurred no more than 15 days prior to the purchase of the Class D Shares, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class D shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales-related expenses.

Conversion Feature

Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which they were purchased and, a Class A share, will no longer be subject to the distribution fee. Such conversion will be on the basis of the relative net asset value per share, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B shares that have been outstanding for a period of time sufficient for the Distributor to have been substantially compensated for distribution expenses related to the Class
B shares from most of the burden of the ongoing distribution fee.

The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the distribution fee and any higher transfer agency costs with respect to Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code, as amended (the "Code"), and (ii) the conversion of shares does not constitute a taxable event under federal income tax law. The conversions of Class B shares may be suspended if such an opinion is no longer available.
In that event, no further conversions of Class B shares would occur, and such Class B shares might continue to be subject to the distribution fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's order to purchase was accepted.

Dividends

Dividends paid by the Fund with respect to Class A, Class B, Class
C and Class D shares will be calculated in the same manner at the same time on the same day, except that the ongoing service fees, distribution fees and/or any incremental transfer agency costs relating to Class A, Class B or Class C shares will be borne by the respective class. Shares of the Fund may be exchanged, subject to certain limitations, for shares of the same class or other mutual funds advised by the Adviser. See "Shareholder Services/Transfers - Exchange Privilege."

For the purpose of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid on Class B shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

Income and Expenses

The income and expenses of the Fund must be allocated among each class of shares as follow:

Separate Distribution Expenses. Each class of shares must, at all times, maintain a separate arrangement for shareholder services or the distribution services or both, and shall pay all of the expenses of that arrangement ("distribution expenses").

Allocation of Income, Realized and Unrealized Capital Gains and
Losses, and Expenses. Each class of shares must be allocated its pro-rata share of the Fund's income, realized and unrealized capital gains and losses, and expenses not allocated to a particular class on the basis of the net asset value of that class in relation to the net asset value of the Company. In the future, the Fund's Board of Directors may require one or more classes of Shares to pay a different share of expenses (other than advisory or custodial fees or other expenses related to the management of the Fund's assets) if such expenses are actually incurred in a different amount by a class, or if a class receives services of a different kind or to a different degree than other classes, provided any payments made pursuant to the foregoing shall be made pursuant to a written plan setting forth the separate arrangement and expense allocation of each class, and any related conversion features or exchange privileges.

Advisory Fees. Each class of shares shall pay the same advisory fee.

Waiver of Expenses. Expenses may be waived or reimbursed by the Fund's adviser, underwriter, or any other provider of services to the Fund.

Income, Capital Gains and Losses. Income, realized and unrealized capital gains and losses, and expenses of the Fund not allocated to a particular class pursuant to the foregoing:

(i)   Except as permitted in paragraph (ii)
below, shall be allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund;

(ii)   If the Fund operates pursuant to Rule
270.2a-7 under the 1940 Act (including the provision allowing the calculation of net assets on an amortized cost basis), or declares distributions of net investment income daily and maintains the same net asset value per share in each class, may be allocated:

(aa)   To each Share without regard to
class, provided that the Fund has received undertakings from its adviser, principal underwriter or any other provider of services to the Fund, agreeing to waive or reimburse the Fund for payments to such service provider by one or more classes, as allocated under paragraph (i) above, to the extent necessary to assure that all classes of the Fund maintain the same net asset value per share; or

(bb)   On the basis of relative net assets
(settled shares).  For purposes of this subsection
(e), "relative net assets (settled shares)" are net assets valued in accordance with generally accepted accounting principles but excluding the value of subscriptions receivable, in relation to the net assets of the Fund.

Voting Rights

All of the Company's shares have one vote. All shares vote as a single class for directors and other matters, except on any matter which affects only a specific Fund or as otherwise may be required by the 1940
Act. Each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class. Each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Except as described above, each class has in all other aspects the same rights and obligations as each other class.

Under the Fund's Articles of Incorporation, the Fund's Board of
Directors may authorize one or more additional classes with any of the following rights or provisions.

(a) An exchange privilege providing that shares of a class may be exchanged for certain securities of another company.

(b) Authorize and effect a conversion whereby the shares of one class (the "purchase class") will be exchanged automatically for shares of another class (the "target class") after a specified period of time, provided that:

(i) The conversion is effected on the basis of the relative net asset values of the two classes without the imposition of any sales load, fee, or other charge;

(ii)  The expenses, including payments
authorized under a plan adopted pursuant to  270.12b-1
("Rule 12b-1 plan"), for the target class are not higher than the expenses, including payments authorized under a Rule
12b-1 plan, for the purchase class; and

(iii) If the amount of expenses, including payments authorized under a Rule 12b-1 plan, for the target class is increased materially without approval of the shareholders of the purchase class, the Fund will establish a new target class for the purchase class on the same terms as applied to the target class before that increase.

Currently, only the Class B shares have such a conversion right.

(c) A conversion feature providing that shares of a class in which an investor is no longer eligible to participate may be converted to shares of a class in which that investor is eligible to participate, provided that:

(i) The shareholder is given prior notice of the proposed conversion; and

(ii) The conversion is effected on the basis of the relative net asset values of the two classes without the imposition of any sales load, fee, or other charge.

The Plan is intended to meet the requirements of Rule 270.18f-3 promulgated under the 1940 Act.
Factors for Consideration

In deciding which class of shares to purchase investors should take into consideration their investment goals, amounts of present and anticipated investments and their individual investment time horizon and temperaments. Investors should consider whether, during the anticipated life of their investment in the Fund the accumulated distribution fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares purchased at the same time and to what extent such differential would be offset by the higher dividends per share on Class A shares. To assist investors in making this determination, the table under the caption "Expense Synopsis" sets forth examples of the charges applicable to each class of shares.

Class A shares are not subject to an ongoing distribution fee and, accordingly, receive correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, investors in Class A shares do not have all their funds invested initially and, therefore, initially own fewer shares. Other investors might determine that it is more advantageous to purchase either Class B shares or Class C shares and have all their funds invested initially, although remaining subject to ongoing distribution fees and, for a five year period, being subject to a contingent deferred sales charge. Ongoing distribution fees on Class B shares and Class C shares will be offset to the extent of the additional funds originally invested (resulting from the non-payment of an initial sales charge) and any return realized on those funds. However, there can be no assurance as to the return, if any, which will be realized on such additional funds. For investments held for ten years or more, the relative value upon liquidation of the three classes tends to favor Class A or Class B shares, rather than Class C shares.

Class A shares may be appropriate for investors who prefer to pay the sales charge up front, wish to maximize their current income from the start, prefer not to pay redemption charges and/or have a longer-term investment horizon. Class C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and have a shorter-term investment horizon.

Under most circumstances, investments originally made in Class C shares will tend to have a slightly higher value upon liquidation than investments originally made in either Class A or Class B Shares, if liquidated within the first six (6) years after the date of the original investment due to the front-end sales charge on Class A Shares and the contingent deferred sales charges on Class B Shares. Under most circumstances, investment originally made in Class A Shares will tend to have a slightly higher value upon liquidation than investments originally made in Class C Shares, if held for and liquidated, after approximately seven (7) years after the date of original investment because of higher Rule 12b-1 expenses charged to Class C Shares. This would also tend to be true for investments originally made in Class B Shares which are liquidated after eight years when they convert to Class A Shares. However, this will not be true in all cases and in the event the Fund experiences inconsistently negative widely fluctuating total returns, may differ.

The distribution expenses incurred by the Distributor in connection with the sale of the shares will be reimbursed, in the case of Class A shares, from the proceeds of the initial sales charge and, in the case of Class B shares from the proceeds of the ongoing distribution fee and any contingent deferred sales charge incurred upon redemption within five years of purchase. In the case of Class C shares, such distribution expenses will be reimbursed from the proceeds of the ongoing distribution fee. Sales personnel of broker-dealers distributing the Fund's shares and other persons entitled to receive compensation for selling such shares may receive differing compensation for selling Class A, Class B or Class C shares. Investors should understand that the purpose and function of the contingent deferred sales charge and ongoing distribution fee with respect to Class
B shares and the ongoing distribution fee with respect to Class C shares are the same as those of the initial sales charge with respect to Class A shares. See "Distribution Plans". Class D shares will be more beneficial to the investor who qualifies for the purchase thereof.

The Directors of the Fund have determined that currently no conflict of interest exists between the classes of shares. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the Investment Company Act of 1940 (the "1940 Act") and state laws, will seek to ensure that no such conflict arises.

RETIREMENT ACCOUNTS

The objectives of the Fund may make the shares of the Fund an appropriate investment for Tax-Sheltered Retirement Plans, including Individual Retirement Accounts ("IRAs"), Keogh (HR-10) Plans (for self-employed individuals), qualified corporate pension or profit sharing plans (for employees) and Tax-Deferred Investment Plans (for employees of public school systems and certain types of charitable organizations).

IRAs are available from the Fund. Persons desiring information about the available IRAs or about any other of the plans referred to above should communicate with a CISI representative. All tax-sheltered retirement plans referred to above involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

As disclosed in the Prospectus, during certain emergencies, the board of directors of the Fund can suspend the computation of net asset value of the Fund, stop accepting payments for purchase of the Fund's shares or suspend the duty of the Fund to redeem its shares. There are only a few such emergency situations:

* The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings, or trading on the Exchange is restricted as defined by the Securities and Exchange Commission.

* The Securities and Exchange Commission decides that for a certain period of time, disposal of the Fund's securities is not practical, or that it is not practical for the Fund to fairly value its net assets.

* Other emergency periods declared by the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.

The Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. When redemption requests exceed such amount, however, the Fund reserves the right to make part or all of the payment in the form of securities or other assets of the Fund. An example of when this might be done is in case of emergency, such as in those situations enumerated above, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued.
If the recipient sold such securities, he or she probably would incur brokerage charges. The Fund has filed with the Securities and Exchange Commission a notification of election pursuant to Rule 18f-1 under the Investment Company Act of 1940 in order to make such redemptions in kind.

TAXATION OF THE FUND

Since its inception the Fund has met, and the Fund intends to continue to meet, the requirements for regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"), and, if it meets these requirements, the Fund will not be liable for federal income taxes to the extent the Fund distributes its taxable income to its shareholders. To qualify as a regulated investment company, the Fund must meet certain tests of diversification of assets, source of income and other requirements of the Code. However, the Fund's management reserves the right to depart from this policy whenever, in its sole judgment, it is deemed in the best interest of the Fund and its shareholders to do so. If the Fund fails to meet any of the Code requirements, the Fund will be subject to tax on its income as a regular corporation whether or not its income is distributed to its shareholders, and any such distributions will be taxable to the Fund's shareholders as ordinary dividends to the extent of its current and accumulated earnings and profits, regardless of whether such distributions were derived from the Fund's net long-term capital gains.

Under the Code, the Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed pursuant to the Act for the calendar year over the amount actually distributed. Any undistributed amounts subject to corporate-level income tax, however, will not be subject to the excise tax. In order to avoid the imposition of the excise tax, the Fund must generally declare dividends by the end of the calendar year representing 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long-term and short-term capital gains) for the twelve-month period ending October 31 of the calendar year.

Currently, individual shareholders are not able to exclude distributions by the Fund which are attributable to dividends earned by the Fund, and corporate shareholders are allowed to deduct 70% of such dividend distributions. Such a deduction by a corporate shareholder is limited to the portion of the Fund's gross income which is derived from dividends received from domestic corporations. Since it is anticipated that a portion of the Fund's net investment income may be derived from sources other than dividends from domestic corporations, a portion of its dividends may not qualify for this exclusion. Distributions designated as long-term capital gain distributions will be taxable as long-term capital gains, regardless of how long shares have been held, and will not be eligible for the dividends received deduction for corporate shareholders referred to above.

For federal tax purposes, if a shareholder transfers shares of the Fund for shares of Cash Equivalent Fund-Money Market Portfolio, such transfer will be considered a taxable sale of the first-purchased shares. Furthermore, if a shareholder uses the exchange privilege within ninety days of the purchase of the first-purchased shares, any sales charge incurred on the purchase of those shares cannot be taken into account for determining the shareholder's gain or loss on the sale of those shares to the extent any sales charge on the purchase of the later-acquired shares is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-purchased shares may be taken into account in determining his gain or loss on the eventual sale or exchange of the later-acquired shares.

The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. Further, in those states that have income tax laws, the tax treatment of the Fund and of shareholders in respect to distributions by the Fund may differ from Federal tax treatment. Prospective investors are advised to consult with their tax advisers concerning the application of state and local taxes to distributions by and investments in the Fund which may differ from the Federal income tax consequences described above.

CALCULATION OF PERFORMANCE DATA

Total Return Calculations

The following table sets forth the average annual total return for the Fund for the periods ended December 31, 2002, as set forth below:



                          PERIODS ENDED DECEMBER 31, 2002
                 One Year   Five Years   Ten Years   Since Inception

Class C           -7.37%      3.84%       -2.52%     Jan. 18, 1982
                                                          3.93%

Class A           -6.77%       ---           ---       Jan. 7, 1997
                                                          2.11%

Class B           -7.41%       ---           ---       Jan. 7, 1997
                                                          3.09%

Class D           -5.77%       ---           ---       Dec. 6, 1996
                                                          3.69%



Total Return Calculations

The Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class, according to the following formula:

Where: P(I + T) TO THE POWER OF n = ERV

Where:

T     =     Average annual total return

ERV   =     Ending redeemable value of a hypothetical $1,000 payment
made at the beginning of a period at the end of such period.

P     =     A hypothetical initial payment of $1,000.

n     =     Number of years.


The calculation of average annual total return assumes that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for the Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return is affected by many factors, including the performance of the Fund's individual securities investments, changing market conditions, the composition of the Fund's portfolio and the Fund's operating expenses.

Performance Comparisons

Investors may compare the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc'. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in certain periodicals, including BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER, FORBES, IBBOTSON ASSOCIATES,
INSTITUTIONAL INVESTOR,  MONEY MAGAZINE,
MORNINGSTAR, INC., THE NEW YORK TIMES, THE WALL
STREET JOURNAL and U.S.A. TODAY.   In addition to performance
information, general information about the Fund that appears in such publications may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

>From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Company may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

	LIMITATION OF DIRECTOR LIABILITY


Under Minnesota law, the director of the Fund owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). In February, 1987, Minnesota enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Fund were amended on April 28, 1988, to limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the 1940 Act (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or recessionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted under such Act.

	ADDITIONAL INFORMATION

The Fund was originally incorporated under the name "IRI Stock
Fund, Inc." The shareholders of the Fund, at a meeting held on May 10, 1989, approved an amendment to the Articles of Incorporation (the "Articles") of the Fund providing that the name "IRI Stock Fund, Inc." be changed to "Excel Value Fund, Inc." The shareholders of the Fund, at a meeting held on December 20, 1994, approved an amendment to the Articles providing that the name "Excel Value Fund, Inc." be changed to "Centurion T.A.A. Fund, Inc." On January 15, 1999, the shareholders of the Fund approved an amendment to the Article providing that the name "Centurion T.A.A. Fund, Inc." be changed to "Centurion Counsel Funds, Inc." and that all outstanding shares of the Fund be reclassified as the "Centurion Counsel Market Neutral Fund" series.

The Fund is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of the Fund may demand a regular meeting of shareholders of the Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Fund. The Fund will provide to shareholders who so request a regular meeting of shareholders, access to the information and the assistance described in Section 16 (c) of the 1940 Act. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

The Fund has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933 and the 1940 Act, with respect to the common stock offered hereby.
This Statement of Additional Information does not contain all of the information set forth in the Registration Statement, certain parts of which are omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the principal office of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

	FINANCIAL STATEMENTS

The Fund's Financial Statements for the year ended December 31, 2002 are set forth blow>

                  CENTURION COUNSEL FUNDS, INC.

                STATEMENT OF ASSETS AND LIABILITIES
                       December 31, 2002


                                     Market        Real
                                     Neutral       Estate   Growth
                                     Fund          Fund     Fund


ASSETS

Investments in Securiites, at fair   $ 920,109 $100,331  $   -
value (identified cost $1,082,482,
$105,227 and $0, respectively)
Cash and Deposits                      490,220  172,010   46,549
Receivables:
  Dividends                                  3       -       -
  Interest                                 240       -       -
  Investment securities sold            55,521       -       -
Deposits with Brokers for Securities 1,394,337       -       -

      TOTAL ASSETS                  $2,860,430 $272,341  $46,549

LIABILITIES
Covered Call Options Written, at
fair value(premiums received $19,539,
$0 and $0, respectively)                 7,800       -        -
Securities Sold Short, at fair value
(sales proceeds received $612,033,
$0 and $0, respectively)               688,678       -        -
Payables:
  Accounts payable                      14,577     1,554      50
  Investment securities purchased      114,202        -      -


    TOTAL LIABILITIES                  825,257     1,554      50

NET ASSETS                          $2,035,173  $270,787 $ 46,499


ANALYSIS OF NET ASSETS:
 Net capital paid in on shares of
capital stock                       $3,309,568  $280,501 $ 46,500
 Accumulated undistributed net
investment loss                       (451,789)   (1,254)      (1)
Accumulated undistributed realized
loss on securities transactions       (595,327)   (3,564)      -
Net unrealized depreciation of
securities transaction                (239,018)   (4,896)      -
Net unrealized appreciation of
covered call options written            11,739      -          -
NET ASSETS, Applicable to shares
Outstanding                         $2,035,173   $270,787 $46,499


NET ASSET VALUE PER SHARE:

Class A:
  Net asset value and offering price
per share
(Market Neutral Fund, $11,440
divided by 2,771 shares outstanding)   $  4.22
(Real Estate Fund, $815 dividend by
90 shares outstanding)                         $9.06


Class B:
  Net asset vaule and offering price
per share
(Market Neutral Fund, $315,076 divided
by 78,756 shares outstanding)          $  4.00


Class C:
  Net asset value and offering price
per share
(Market Neutral Fund, $765,797 divided
by 190,520 shares outstanding)         $   4.02
(Real Estate Fund, $3,682 dividend
by 400 shares outstanding                       $9.20

Class D:
  Net asset value and offering price
per share
(Market Neutral Fund, $942,860 divided
by 221,970 shares outstanding)         $   4.25
(Real Estate Fund, $266,290 divided
by 29,251 shares outstanding                    $9.10
(Growth Fund, $46,499 divided by
4,650 shares outstanding                                $10.00





              SCHEDULE OF INVESTMENTS IN SECURITIES
                CENTURION COUNSEL FUNDS, INC.
                      December 31, 2002

MARKET NEUTRAL FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security    Sector

               COMMON STOCKS                36.0%

             Automotive                      0.4%
 1,100    Flat                (b)                       8,745
                                                              $8,745

            Conglomerate                     0.7%
   350     Career Education Corp                       14,000
                                                              14,000

            Consumer Products               2.0%
  300      Church & Dwight    (b)                      9,129
  500      Estee Lauder        (b)                    13,200
  260      International Flavor & Fragrance (b)        9,126
  240      Kraft Foods          (b)                    9,343
1000      TLC Beatrice (TLC)                             -
                                                             40,798

             Consumer Services              4.4%
1000      AOL-Time Warner                             13,100
245       Apol                                        10,780
500       Cox Communications                          14,200
2000      Dave & Buster                               17,300
2000      Earthlink            (a)                    10,900
600       Safeway              (b)                    14,016
220       Tribune Company      (b)                    10,001
                                                            90,297

            Defense                         1.6%
80        Alliant Tech Systems                         4,988
150       Lockheed Martin      (b)                     8,663
70        Northrup Gruman      (b)                     6,790
1200      Titan                                       12,480
                                                             32,921

            Energy                           1.7%
300       Pogo Production      (b)                    11,175
800       Patterson-UTI Energy                        24,136
                                                             35,311

            Financial Services              8.1%
400      Associated Banc Corp                         13,576
1000     American Express         (a)                 35,350
874      Brookline Financial                          10,401
600      Doral Financial                              17,160
245      Hilb Rogal & Ham                             10,021
400      North Fork Bank                              13,496
100      Progressive Corporation                       4,963
250      Port Financial                               11,155
700      Synovus Financial                            13,580
550      Southtrust                                   13,668
425      T. Rowe Price Group                          11,594
528      Tenaris, SA                                  10,148

                                                           165,112

            Health                          7.6%
100       Alcon, Inc                                   7,890
300       Amgen                                       14,502
500       Biomet, Inc                                 14,330
5         Cephalon                                       218
280       Express Scripts                             13,451
150       Forest Laboratories                         14,733
260       Eli Lilly              (b)                  16,510
250       Medtronic              (b)                  11,400
205       Merck & Co                                  11,605
350       Patterson Dental                            15,309
220       Taro Pharmaceutical                          8,272
100       United Healthcare       (b)                  8,350
500       Utah Medical Products                        9,550
200       Zimmer Holdings                              8,304

                                                           154,424

             Industrial Products            2.0%
400       Delta Pine & Land          (b)               8,164
600       Georgia Gulf               (b)              13,884
940       Octel                      (b)              14,852
837       Surebeam, Class A          (b)               3,381
                                                            40,281

            Industrial Services             0.2%
200      Multi-Color Corp                              3,386
                                                            3,386

           Natural Resources                3.1%
700     AGL Resources                 (b)            17,010
550     Meridian Gold                                 9,697
240     Quanex                        (b)             8,040
400     Piedmont Natural Gas          (b)            14,140
600     Wisconsin Energy              (b)            15,120
                                                           64,007

           Retail                           0.7%
800     J. Hill Group                                11,184
                                                           11,184

          Technology                         2.6%
25000  Cotelligent Inc.                               9,250
410    Gtech Holdings                                11,423
500    Herley Industries                              8,704
2000   Keynote Systems                               15,440
       Qualcomm                                          -
1000    Siebel Systems                                7,400
                                                           52,217

          Telecommunications                 0.5%
200     Alltel                         (b)           10,200
                                                           10,200

          Transportation                     0.5%
400     Yellow Corp                                  10,076
                                                           10,076



TOTAL COMMON STOCKS (COST $820,321)                       $732,959

           PREFERRED STOCK                   1.2%

            Energy
5000     Beta Oil & Gas                     1.2%    23,750

            TOTAL PREFERRED STOCK (COST $34,344)          $23,750


            OPTIONS AND WARRANTS            7.2%

            Consumer Services               0.5%
2000     Earthlink/Jan 04/10/puts                     9,200
                                                           $9,200

             Financial Services             0.0%
1000      American Express/Jan03/25/puts               100
                                                          $100

             Health                           0.6%
1000      Bristol Meyers/Jan 03/15/calls               8,700
2000      Ama/Jan 03/5/calls                           3,100
                                                           $11,800

             Indexes                          3.6%
2500      NASDAQ 100/Jan 04/25/calls   (a)             9,500
1000      NASDAQ 100/                                 24,370
2500      Dow Jones,Dec 03/100                        48,500
                                                            $82,370

             Natural Resources                 0.0%
1250      Beta Oil & Gas Warrants A                       63
1250      Beta Oil & Gas Warrants B                       63
                                                            $126

             Technology                        1.6%
10000     LSI/Jan 05/5/calls                           30,000
1000      Seibel/Jan 03/20/puts                        12,500
                                                             $42,500

TOTAL OPTIONS AND WARRANTS (COST $201,013)                  $146,096

             FIXED INCOME                      0.9%

             Mortgage-backed Securities        0.3%
6            FNMA, 6.75% due 25 Jun 2021               5,729
                                                                5,729

             Corporate Debt                    0.7%
50         Worldcom, 7.5%, due May 2011               11,575
                                                             $11,575
                                                            $9,677

             TOTAL FIXED INCOME (COST $26,804)             $17,304

             Total Investment in Securities   45.2%        920,109

             Covered Call Option Securities   -0.4%         (7,800)
              (Premiums Received $19,539)

             Securities Sold Short           -33.8%        (688,678)
             (Sales Proceeds Received $612,033)

               Net Investment in Securities   11.0%         223,631

              Cash                            24.1%         490,220

              Deposits with Brokers on Securities
              Sold Short                      68.5%        1,394,337

             Other Assets Less Other
             Liabilities                      -3.6%          (73,015)

                    NET ASSETS               100.0%        $2,035,173

(a)  Call options have been written against this position.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $68,848 and gross unrealized losses of $296,127.





REAL ESTATE FUND


Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

               COMMON STOCKS                37.1%

160        AMB Property Corp                       $  4,378
150        Alico Inc                                  3,990
175        Bedford Property Investment Inc            4,496
210        Brandywind Realty Trust                    4,580
120        CBL & Associates Properties Inc            4,806
225        Catellus Dev Corp             (a)          4,466
85         Centerpoint Properties Corp                4,858
200        Central Parking Corp                       3,772
225        Consolidated Tomoka Land                   4,331
200        Delta Pine & Land                          4,082
220        Duke Realty Corporation                    5,599
210        Florida East Coast Inds                    4,872
100        General Growth Properties Inc              5,200
150        Home Properties NY Inc                     5,168
330        Kramont Realty Trust                       4,835
200        LNR Property Corp                          7,080
200        Midas Inc                     (a)          1,286
120        Pan Pacific Retail Properties              4,384
120        Public Storage Inc                         3,877
100        Saul Centers Inc                           2,380
400        7 Eleven Inc                   (a)         3,000
125        Sovran Self Storage Inc                    3,545
180        Tejon Ranch Co                 (a)         5,346


         Total Investment in Securities
           (Identified Cost $105,227)       37.1%            $100,331

         Cash and Deposits                  63.5%             172,010

         Other Assets Less Other Liabilities-0.6%              (1,554)

          NET ASSETS                       100.0%           $270,787

(a)  Non-income producing securities.
(b) Total unrealized depreciation on investments consists of gross unrealized gains of $1,693 and gross unrealized losses of $6,589.






      CENTURION COUNSEL MARKET NEUTRAL FUND

         COVERED CALL OPTIONS WRITTEN
             December 31, 2002

Shares                                     % of        Fair Value
Subject   Common Stocks/Expiration Date     Net        (Note 1)
to Call   Exercise Price                   Assets  Security   Sector

               Consumer Services             0.0%
(2000)       Earthlink/Jan04/15 Call                   $  (200)
                                                            $(200)

               Financial Services           -0.0%
(1000)      American Express/Jan 03/45 Calls           $    (50)
                                                            $(50)

               Indexes
(2500)      Dow Jones/Jan 03/85 Calls       -0.4%      $  (7,125)
(2500)      NASDAQ/Jan 03/27 Calls                          (375)
                                                             $(7,500)

               Technology                    -0.0%
(1000)      Seibel Systems/Jan 03/40 Calls              $   (50)
                                                               $(50)

               TOTAL                         -0.4%          $(7,800)




                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           SECURITIES SOLD SHORT
                              December 31,2002

                                            % of             Fair Value
                                             Net              (Note 1)
Shares       Description                    Assets      Security    Sector


              Consumer Services             -2.1%
(2600)       Yahoo                                      $  (42,510)
                                                                   $ (42,510)

              Financial Services            -3.6%
(400)         M&T Financial                                (31,740)
(400)         SLM Holdings                                 (41,544)
(4)           CAM/Jan 03/50 Puts                              (820)
                                                                     (74,104)

              Industrial Products           -1.5%
(400)         Eaton Corp                                   (31,244)
                                                                     (31,244)

              Industrial Services           -3.0%
(480)         Cooper Cameron                               (23,914)
(2400)        Clean Harbors                                (37,344)
                                                                     (61,258)

                    Health                  -6.7%
(1860)         Affymetrix                                (42,575)
(1600)         Affymetrix/Jan 03/22.50 Puts                (1,760)
               Alexion Pharmaceutical
(5680)         Inspire Pharmaceutical                      (53,051)
(1420)         Medimmune                                   (38,581)
                                                                    (135,967)

               Natural Resources             -0.1%
(1400)         Beta Oil & Gas                                (1,204)
                                                                      (1,204)


                   Retail                    -1.1%
(1742)          Overstock.com                            (22,646)
                                                                  (22,646)

                   Technology               -14.6.0%
(8720)          Brightpoint                              (66,897)
(6360)          Citrix Systems                           (78,355)
(4000)          Citrix/Jan 03/12.50 Calls                 (2,800)
(4400)          Lucent Technologies                       (5,544)
(5000)          Lucent/Jan 03/7.50 Calls                    (500)
(5000)          Lucent/Apr 03/7.50 Calls                  (2,000)
(14280)         Packeteer                                (97,961)
(2280)          Webex Communications                     (34,200)
(4000)          Yahoo/Jan 03/15 Calls                     (7,800)

                                                                  (298,057)

                  Transportation             -1.1%
(400)           Fedex                                    (21,688)
                                                                   (21,688)

                   TOTAL                    -33.8%               $(668,678)




           STATEMENT OF OPERATIONS
          CENTURION COUNSEL FUNDS, INC.
            Year Ended December 31, 2002

                                       Market    Real
                                       Neutral  Estate  Growth
                                       Fund     Fund    Fund


INVESTMENT INCOME

  Dividends                          $  2,646  $ 1,855  $  --
  Interest                             19,334      402       49
  Other                                 2,945      -        -

    Total investment income            24,925    2,257       49


EXPENSES

Investment advisory fee              $ 20,636    1,076        -
Distribution expenses - Class A            30       -         -
Distribution expenses - Class B         2,467       -         -
Distribution expenses - Class C         8,086       -         -
Registration and filing fees           10,695       -         -
Fund accounting fees                   26,885       -         -
Custodian fees and expenses             7,957    2,435        50
Audit fees and expenses                 6,636       -         -
Directors' fees and expenses            7,055       -         -
Transfer agent fees                     1,040       -         -
Insurance                               2,034       -         -
Other expenses                          4,262       -         -

  Total expenses                       97,783    3,511        50

  Fees and expenses absorbed by
  investment advisor                   (5,262)      -         -

 Net expenses                          92,521    3,511        50

          Net investment loss         (67,596)  (1,254)       (1)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain loss from investments(133,762) (3,564)       -
Net chang in unrealized depreciation on
investments for the year                 54,662  (4,896)       -

    Net realized and unrealized gain
    (loss) from investments             (79,100)  (8,460)      -

    Net increase(decrease) in net assets
 resulting from operations            $(146,696)  (9,714)     (1)



            STATEMENTS OF CHANGES IN NET ASSETS
            CENTURION COUNSEL FUNDs, INC.
               Years Ended December 31, 2002 and 2001


                             Market Neutral Fund
                               2002             2001

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (67,596)     $   (19,090)
Net realized gain from investment     (133,762)         141,549
Net change in unrealized
depreciation on investment              54,662           29,787

   Net increase in net assets
resulting from operations             (146,696)         152,246

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold      444,946          644,371
Decrease from capital shares redeemed (268,609)        (324,506)

  Net inicrease (decrease) from
capital shares transactions            176,337           319,865

Total increase (decrease) in net assets 29,641           472,111


NET ASSETS

  Beginning of year                 2,005,532         1,533,421
  End of period (includes no
  undistributed investment income)$ 2,035,173        $2,005,532


                                      Real Estate    Growth
                                        Fund (a)     Fund (a)

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (1,254)     $   (1)
Net realized gain from investment      (3,564)          -
Net change in unrealized
depreciation on investment             (4,896)          -

   Net increase in net assets
resulting from operations              (9,714)         (1)

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold      280,501      46,500
Decrease from capital shares redeemed      -            -

  Net inicrease (decrease) from
capital shares transactions            270,787      46,499

Total increase (decrease) in net assets    -            -


NET ASSETS

  Beginning of year                         -           -
  End of period (includes no
  undistributed investment income)    $270,787    $46,499




NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc.
from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Market Neutral Fund Class A shares, Class B shares, Class C shares, and Class D shares, respectively.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last reported sales price on the day of valuation on that exchange where such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated as the last quoted bid price, except for short positions and call options written, for which that last quoted asked price is used. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Fund's Board of Directors. Debt securities are valued in accordance with the procedures above. Short-term securities are stated at amortized cost (which approximates fair value) if maturity is 60 days or less, or at fair value if maturity is greater than 60 days.

Option Writing:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales:
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Security Transactions and Related Investment Income:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal
Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforwards totaling $550,193, which begin to expire in 2004.

Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At December 31, 2002, the Fund had cash on deposit at one financial institution of $2,103,116. Thus, all cash amounts over the maximum Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. NET ASSETS

In the Market Netural Fund, as of December 31,2002, portfolio securities valued at $116,750 were held by the custodian in connection with covered call options written by the Fund. Transaction in options written during the year ended December 31, 2002 are summarized on the following page.

                                     Number of       Premiums
                                     Contracts       Received


Options outstanding at
December 31, 2002                           98       $  22,532
Options written                          1,946         376,095
Options terminated in closing
purchases                                 (523)       (211,913)
Option outstanding at
December 31, 2002                       (1,431)       (167,175)

                                            90       $  19,539



NOTE 3. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next
$200 million, 0.75% on the next $200 million, 0.60% on the next $200
million and 0.50% on amounts over $1 billion.   These fees are computed
daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the year ended December 31,2002 Centurion earned investment management fees of $21,712 and it waived $5,262 of the advisory fee.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the year ended December 31, 2002, 217 shares of Market Neutral Class A shares and 90 Real Estate Fund Class A were sold; initial sales charges were $48 and $0 , respectively. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 2002, 31,458 Market Neutral Fund Class B shares were sold and no shares were redeemed; CISI did not collect any CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold
Class B shares.

Class C shares are not subject to initial sales charges or CSDC.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the year ended December 31, 2002, CISI received servicing and distribution fees from Market Neutral Fund of $8,086.

CISI also executes some of the Fund's portfolio transactions.
During the year ended December 31, 2002, CISI received commissions of $76,787 from the Market Neutral Fund and $1,000 from the Real Estate Fund for this service.


Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the year ended December 31, 2002, CGI received transfer agent fees of $1,040.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the year ended December 31, 2002, CGI received accounting fees of $18,000 from the the Fund.

The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2002 and unrealized depreciation on investments as December 31, 2002 are summarized as follows:

                        Market       Real
                        Neutral      Estate        Growth
                        Fund         Fund          Fund

Purchases              $2,273,692    $108,978     $   -

Sales                  $1,989,530    $  2,427     $   -

Gross unrealized gains $   68,848    $  1,693     $   -

Gross Unrealized losses$ (296,127)   $ (6,589)    $   -


                       $ (227,279)   $ (4,896)    $   -

Net loss on investments for the year ended December 31, 2002 are summarized by component as follows (The amount represents the net increase in value of investments held during the year):

Market Neutral FUnd

                        Realized      Unrealized    Net

Long Position          $(334,574)    $  (16,278)   $(350,852)
Covered Calls Written     57,750          9,847       67,597
Short Position           143,062         61,093      204,155

                       $(133,762)    $   54,662    $ (79,100)

Real Estate Fund

                        Realized       Unrealized    Net

Long Position          $  (3,564)    $    (4,896)   $  (8,460)



NOTE 5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2002, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the year ended December 31, 2002 and year ended December 31, 2001 were as follows:


Centurion Counsel Market Neutral Fund

	                     2002                          2001
                       Shares          Amount      Shares         Amount
Class A shares:
  Shares sold	      217          $    952     -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -       -                -
                         -                 -       -                -
Shares redeemed          -                 -       -                -

   Net increase         217           $   952      -            $   -

Class B shares:
Shares sold          31,458       $   134,841      47,192        $205,845
Shares issued in
   reinvestment
   of dividends          -                 -        -                -
                         -                 -        -                -
Shares redeemed        (38)             (165)       -                -

   Net increase	   31,420       $   134,676      47,192        $205,845

Class C shares:
  Shares sold          6,447    $    25,764      36,109        $159,654
Shares issued in
   reinvestment
   of dividends	        -                   -     -                -
Shares redeemed     (49,135)       (201,639)	   (54,112)      (235,313)

  Net decrease      (42,688)      $(175,875)       (18,003)     $ (75,659)

Class D shares:
Shares sold          65,058       $ 283,388         63,046      $ 278,872
Shares issued in
   reinvestment
   of dividends	         -                -          0           0
Shares redeemed	    (15,201)       (66,805)       (19,590)      (89,193)

   Net decrease      49,857    $   216,583         43,456     $ 189,679


Centurion Counsel Real Estate



	                     2002                          2001
                       Shares          Amount      Shares         Amount
Class A shares:
  Shares sold	        90        $    900     -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -       -                -
                         -                 -       -                -
Shares redeemed          -                 -       -                -

   Net increase          90       $    900         -            $   -

Class C shares:
  Shares sold          400      $      4,000        -                -
Shares issued in
   reinvestment
   of dividends	        -                   -     -                -
Shares redeemed         -                   -     -                 -

  Net Increase          400     $      4,000      -                 -

Class D shares:
Shares sold           29,251     $   275,601      -                -
shares issued in
   reinvestment           -              -        -                 -
   of dividends	         -                -       -                 -
Net Increase          29,251     $   275,601       -                -


Centurion Counsel Growth


Class D shares:
Shares sold            4,650     $    46,500       -                -
shares issued in
   reinvestment           -              -         -                 -
   of dividends	         -                -        -                -
Net Increase           4,650     $    46,500       -                -






	CENTURION COUNSEL FUNDS, INC.

		REAL ESTATE FUND

Statement of Additional Information

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus of Centurion Counsel Funds, Inc.-Real Estate Fund (the "Fund") dated April 30, 2003 (the "Prospectus"). A copy of the Prospectus may be obtained by contacting the Fund's principal underwriter, Centurion Institutional Services, Inc. ("CISI"), at 365 S. Rancho Santa Fe Road, 3rd Floor, San Marcos, California 92069
(Telephone: (760) 471-8536).


                        TABLE OF CONTENTS

                                                        Page


FUND HISTORY                                               2

FUND INVESTMENTS AND RISKS                                 2

FUND MANAGEMENT                                            4

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES        6

INVESTMENT ADVISORY AND OTHER SERVICES                     7

UNDERWRITING ARRANGEMENTS                                  10

BROKERAGE ALLOCATIONS AND OTHER PRACTICES                  14

CAPITAL STOCK AND OTHER SECURITIES                         15

RETIREMENT ACCOUNTS                                        21

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION             21

TAXATION OF THE FUND                                       22

CALCULATION OF PERFORMANCE DATA                            23

LIMITATION OF DIRECTOR LIABILITY                           24

ADDITIONAL INFORMATION                                     25

FINANCIAL STATEMENTS                                       25

                                   Dated April 25, 2003

FUND HISTORY

The Fund is a multi-class series of common stock of Centurion
Counsel Funds, Inc. (the "Company"). The assets and liabilities, income and expenses of the Company attributable to the Fund are maintained in a separate investment portfolio and determined separately for the Fund. The Company was incorporated on August 27, 1981 under the laws of Minnesota. IRI Asset Management, Inc., a Minneapolis based investment adviser, served as the adviser to the Company from its inception until March 1988. At that time, the Company's Board of Directors ("Board") approved Excel Advisors, Inc. as its adviser and the offices of the Company were moved to San Diego, California. In December 1994, the Company's shareholders approved Centurion Counsel, Inc. as the Company's Adviser and on January 15, 1999, the shareholders and Board of the Company approved establishment of the Fund and the Board approved the Fund's fundamental investment objective and policies. The Fund was organized in 1999 but had not commenced operations as of December 31, 2001.

	FUND INVESTMENTS AND RISKS

Classification.	The Fund is a series of shares in an open-end,
diversified management investment company that only issues shares of common stock. By purchasing shares in the Fund, investors are pooling their money to acquire a diversified portfolio of securities and other assets.


Investment Strategies and Risks. The Fund's principal investment strategies are discussed in the Prospectus. The Fund's non-principal investment strategies are set forth below.


Illiquid Securities. While not a principal investment policy, the Fund will limit its investments in illiquid securities to no more than 5% of their net assets. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize its full value upon sale. The Adviser will monitor the liquidity of each Fund's investments in illiquid securities. Rule
144A securities will not be treated as "illiquid" for purposes of this limit on investments.

The Fund may not be able to readily sell securities for which there is no ready market. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Adviser's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale.
However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Money Market Instrument Investments. From time to time a Fund may have substantial amounts of its assets invested in money market instruments. In general, these investments are in one or a combination of two of the following that have remaining maturities no exceeding one year: (i) obligations issued and guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1-billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) commercial paper rated at the date of purchase "P-1" by Moody's Investors Services, Inc. ("Moody's) or an "A-1 or "A-1+" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes. The Fund may also invest in short-term U.S. dollar-dominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States. The value of the money market instruments in which the Fund may invest will vary adversely with changes in market interest rates.

Fund Policies. The Fund has the investment restrictions set forth below which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

To lower investment risks, the Fund, as a fundamental policy, will:

(1) have at least 75% of its total assets represented by other than: (a) cash and cash items, (b) U.S. Government securities, or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) having a value greater than 5% of the Fund's total assets representing more than 10% of the outstanding voting securities of such issuer;

(2) not purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if as a result (a) the value of the holdings of the Fund in the securities of such issuer exceeds 25% of its total assets, or (b) the Fund owns more than 25% of the outstanding securities of any one class of securities of such issuer;

(3) not invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry, other than the real estate industry in which the Fund will invest at least 65% or more of its total assets, except that this restriction does not apply to U.S. Government securities;

(4) not purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein, including Real Estate Equity
Securities;

(5) not borrow money except for temporary or emergency purposes or to meet redemption requests, in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made;

(6) not pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

(7) not make loans except through (a) the purchase of debt obligations in accordance with its investment objectives and policies; (b) the lending of portfolio securities; or
(c) the use of repurchase agreements;

(8) participate on a joint or joint and several basis in any securities trading account;

(9) invest in companies for the purpose of exercising control;

If a percentage limitation described above is adhered to at the time of the investment by the Fund, a later increase or decrease in the percentage resulting from any change in the value of the Fund's net assets will not constitute a violation of the restriction.

	FUND MANAGEMENT

Officers and Directors. The names, addresses and principal occupations of directors and executive officers of the Company for the past five years are given below:

                         FUND MANAGEMENT


                              Positions with the Fund and Principal
Name and (Age)                Occupations During Past 5 Years              Business Address


Carol Ann Freeland (65)(1)   Has served as a director of the Fund since   4015 Beltline Road, #200
                              December 20, 1994.  Since 1992,              Addison, TX 75000
                              Executive Vice President, Collateral Equity
                              Management, of Dallas, Texas.  From 1987 to
                              1992, Executive Vice President, Financial
                              Services Exchange, Irving, Texas;  From
                              1985 to 1986, Vice President, Marketing
                              Property Co. of America, Dallas, Texas.

Jack K. Heilbron (52)(2)     Has served as Director of the Board of the     365 S. Rancho Santa Fe Road
                              Company since December 20, 1994.  Has served   3rd Floor
                              as Chief Investment Officer for the Fund since San Marcos, CA 92069
                              1990.  Has since 1984, served as Chairman
                              and Chief Executive Officer of CI Holding
                              Group, Inc. and as an officer and/or
                              director of most of CI Holding's subsidiary
                              corporations Centurion Counsel, Inc.,
                              Centurion Institutional Services, Inc.,
                              CHG Properties, Inc. and Centurion Group, Inc.
                              Since March 2002, he has served as Chairman
                              and Chief Executive Officer of the CI Holding
                              subsidiary, PIM Financial Services, Inc.

Sumner J. Rollings (54)       Nominated by management to be elected as a     1201 Park Center Dr.
                              Director at the Fund's Annual Meeting of       Vista, CA 92083
                              Shareholders noticed for May 5, 2001.  Has,
                              since May 1999 served as sales executive
                              for Joseph Webb Foods of Vista, California
                              and previously from 1985 to 1999, sales
                              executive for Alliant Food Service Sales.


Thomas E. Schwartz (58)(1)    Has served as a director of the Fund since     365 S. Rancho Santa Fe Road
                              March 10, 2001.  A Certified Financial         3rd Floor
                              Planner since November 1989 with The           San Marcos, CA 92069
                              Acacia Group.  Since March 1999 has served
                              as a Director of Gold Terra, Inc.


Douglas Werner (52)           Has served as a director of the Fund since    140 Brightwood Ave.
                              December 20, 1994.  Since 1993 has been       Chula Vista, CA 92010
                              President of Tracks Publishing, a printing
                              firm located in Chula Vista, California.
                              Since 1980, has served as President and
                              owner of Werner Graphics, a graphic
                              design firm located in San Diego, California.



(1) Although either of both of Ms. Freeland and Mr. Schwartz may be an "affiliated person" of a broker/dealer registered under the Securities and Exchange Act of 1934, as defined under the Investment
Company Act of 1940, the Company has determined that this person is not an "interested person" of the Fund, Centurion Counsel, Inc. or its Affiliates, as defined under the Investment Company Act of 1940.

(2) Mr. Heilbron is an "interested person" of Centurion Counsel, Inc., the Fund, and/or a registered broker/dealer, as defined under the Investment
Company Act of 1940, as amended.

(3) The Fund and Centurion Counsel have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The code of ethics allows the personnel of the Fund and Centurion Counsel to invest inn securities, including securities that may be purchased or held by the Fund. The code of ethics prhoibits, among other things, such personnel from purchasing or selling securities if they know at the time their purchase or sale that the same security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.




Fund Executive and Director Compensation

The following Table sets forth information for each of the directors of the Fund, all members of any advisory board of the Fund, and for each of the three highest paid executive officers or any affiliated person of the Fund whose aggregate compensation from the Fund for the Fund's year ended
December 31, 2002.


                        COMPENSATION TABLE


                                                          Total
                                 Pension or               Compensation
                                 Retirement    Estimated  From
                   Aggregate     Benefits      Annual     Registrant
Name of            Compensation  Accrued As    Benefits   and Fund
Person,            From          Part of Fund  Upon       Complex Paid
Position           Registrant    Expenses      Retirement to Directors

Jack K. Heilbron,     -0-          -0-            -0-         -0-
Chairman of the
Board**

Carol Ann Freeland,  $1000         -0-            -0-        $1000
Director

Sumner Rollings,     $1800         -0-            -0-         1000
Director(2)

Thomas E. Schwartz   $1800         -0-            -0-        $1800
Director

Douglas Werner,      $1800         -0-            -0-        $1800
Director

(1) Directors are paid $400 per meeting attended in person and $200 per meeting attended telephonically. There were four scheduled quarterly meetings for 2001.

     In April 2001, the Fund's Board of Directors appointed a standing audit committee consisting of the Chairman, Ms. Freeland, and Messrs. Schwarts and Werner. The Fund pays no compensation to any of its officers and directors, except for a $200 per year retainer and a fee of $400 for each meeting attended (other than telephonically) by each director not affiliated with Centurion Counsel and reimburses such nonaffiliated directors for their travel expenses to attend directors' meetings. The board of directors held a total of four (4) regular meetings during its last fiscal year.

	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2003, the Company had 35,680 shares outstanding and total net assets of $320,856. From time to time, the number of shares held in "street name" accounts of various securities dealers for the benefit of their clients may exceed 5% of the total shares outstanding. To the knowledge of the Company's management, as of March 31, 2003, no one owned beneficially more than 5% of the outstanding shares of your fund. The following nominees for the position of the director or officers, as of March 31, 2003 owned beneficially any shares of the Company:
Jack Heilbron 48.5 shares (.14%)and Sumner Rollings 142.8 shares
(4%).



	INVESTMENT ADVISORY AND OTHER SERVICES

General

Centurion Counsel, Inc. ("Centurion Counsel") is the Fund's
Adviser. Centurion Counsel was incorporated in the State of California in 1984 and has since that time been an SEC-registered investment adviser. Centurion Counsel has acted as the Company's investment adviser since
January 1, 1995 and investment adviser to the Fund since its inception. In addition to its services to the Company, Centurion Counsel's primary business activities include investment consulting to individuals, corporations and institutions and the providing of investment banking services and other activities related to the investment and securities industries.

Centurion Group, Inc. ("CGI") was incorporated in the State of California in 1984. CGI has acted as the Company's accounting services agent, transfer agent, dividend disbursing agent and administrative services agent for its Market Neutral Fund since January 1, 1995.

Centurion Institutional Services, Inc. ("CISI") was incorporated in the State of California in 1991. CISI has served as the Company's principal underwriter for its Market Neutral Fund shares (Distributor) since January 1, 1995. CISI has been an SEC-registered broker-dealer since July 1991. Since then, CISI has been engaged primarily in the business of clearing securities trades for its corporate and institutional clients.

Centurion Counsel, CGI and CISI are wholly owned subsidiaries of C I Holding Group, Inc. ("C I Holding"), a California corporation that is engaged through its subsidiaries in various aspects of the financial services industry. Approximately 40% of C I Holding's common shares, on a fully diluted basis, are owned by officers and directors of C I Holding.


Investment Advisory Agreement

The Company has contracted with its Adviser, Centurion Counsel, to provide investment advice and management services to the Fund pursuant to the Investment Advisory Agreement (the "Adviser Agreement"). The
Adviser Agreement continues from year to year only if approved by the Board (including a majority of disinterested directors as described above). The Adviser Agreement may be terminated by either the Company or Centurion Counsel on 60 days' written notice to the other, and terminates automatically in certain situations. The Adviser Agreement was approved by the Company's shareholders on December 20, 1994 and was last approved by the Board (including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Company) on February 8, 2002. On June 30, 1999
Centurion Counsel, as the only shareholder of each class of the Fund's shares, approved the Adviser Agreement.

Under the Adviser Agreement, Centurion Counsel has the sole and exclusive responsibility for the management of the Fund's portfolio and the making and execution of all investment decisions for the Fund subject to the objectives and investment restrictions of the Fund and subject to the
supervision of the   Board.  Under the Adviser Agreement, Centurion
Counsel also furnishes, at its own expense, office facilities, equipment and personnel for servicing the investments of the Fund. Centurion Counsel has agreed to arrange for the Company's officers or employees to serve without compensation from the Fund if duly elected to such positions by the shareholders or directors of the Fund.

As compensation for its services, Centurion Counsel is entitled to a fee, payable within five days after the end of each fiscal quarter based on the Fund's average daily net assets as follows:

1.00% of the first $200-million of the Fund's average daily net assets
0.85% of average daily net assets between $200-million and $400-million
0.80% of average daily net assets between $400-million and $600-million
0.75% of average daily net assets between $600-million and $800-million
0.60% of average daily net assets between $800-million and $1-billion
0.50% of average daily net assets over $1-billion.

The percentage fee is calculated on the daily value of the Fund's net assets at the close of each business day. The foregoing fees are higher than fees paid by most other investment companies.

The Fund bears costs and expenses of its operation, other than those specifically required to be paid by Centurion Counsel under the Adviser Agreement. These expenses include, among others, interest, taxes, brokerage fees and commissions, fees of the directors who are not full-time employees of Centurion Counsel, CGI, CISI or any of their affiliates, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by CISI under its Distribution Agreement with the Fund), expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and accounting services agents, and bookkeeping, auditing and legal expenses.
The Fund also pays the fees and bears the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission, the expense of registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to existing Fund shareholders.

The Fund paid advisory fees to Centurion Counsel of $1,076 during the period ended December 31, 2002.

Accounting Services Agreement

CGI acts as the Fund's accounting services agent pursuant to the Accounting Services Agreement (the "Accounting Agreement"). The
Accounting Agreement was approved by the Board (including a majority of the directors who are not parties to the Agreement, or interested persons of any such party, other than as directors of the Company), and the shareholders of the Company approved such Agreement on December 20, 1994. On June 30, 1999 Centurion Counsel, as the only shareholder of each class of the Fund's shares, approved the Accounting Agreement.
The Accounting Agreement continues from year to year only if the Board approves it in the same manner they approve the Adviser Agreement. The Accounting Services Agreement may be terminated by either the Company or CGI on 60 days' written notice to the other, and the Agreement terminates automatically in certain situations.

Under the Accounting Agreement, the Fund pays CGI a monthly fee equal on a annual basis to 0.15% of average net assets, provided that the Fund has agreed to pay an annual minimum accounting services fee of $18,000. The Fund did not incur accounting service fees prior to December 31, 2002. CGI maintains the books, accounts, records, journals and other records of original entry relating to the business of the Fund and performs certain daily functions in connection therewith.

Administration Agreement

CGI acts as transfer agent, dividend disbursing agent and administrative services agent for the Company pursuant to the Administration Agreement effective January 1, 1995. Pursuant to this agreement, CGI will maintain the Fund's stock registers, process requested account registration changes, issue stock certificates, record redemptions and administer the payments of dividends by the Fund.

For its services under this agreement, the Fund will pay CGI a separate fee per service provided as follows: $0.75 per account maintenance per month; $7.50 per dealer confirmation; $10.00 per wire transfer; and $50.00 per 1,000 customer statements per month. In addition, all out of pocket expenses incurred by CGI in connection with the rendering of services pursuant to the Administration Agreement will be reimbursed to CGI by the Fund. Such expenses will include, without limitation, postage, stationery, telephone service and any other expense involved in the handling of correspondence. These fees are in addition to the fees paid by the Fund to Centurion Counsel pursuant to the Adviser Agreement. The Fund did not pay CGI for administrative services before 2002.

The Administration Agreement was approved by the Board
(including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Fund) and by the shareholders of the Company on December 20, 1994. On
June 30, 1999 Centurion Counsel, as the only shareholder of each class of the Fund's shares, approved the Adviser Agreement. The agreement continues from year to year only if the Company's directors approve them in the same manner as they approve the Investment Advisory Agreement. The Administration Agreement may be terminated by either the Company or by CGI on 60 days' written notice to the other, and the Agreement terminates automatically in certain situations.

UNDERWRITING ARRANGEMENTS

CISI, as the Fund's Distributor or principal underwriter, sells the Fund's shares under the Distribution Agreement with the Company, as amended, dated January 1, 1995 and effective November 6, 1996. Under the Distribution Agreement, CISI bears the costs of all advertising and promotion expenses in connection with the distribution of the Fund's shares (except those expenses assumed by the Fund's investment adviser). The Distribution Agreement was last approved by the Board (including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Company) on February 5, 1999. The Distribution Agreement may be terminated by either CISI or the Fund on 60 days' written notice to the other, and terminates automatically in certain situations. No sales commissions were received by the Fund's principal underwriter for sales of the Fund's shares before 2003.

Under the Distribution Agreement, CISI agrees to indemnify the Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of the Fund's shares, except to the extent that such liability is the result of information which was obtainable by CISI only from persons affiliated with the Fund but not with CISI.

As compensation for its services, CISI receives a front-end commission in the case of Class A shares, a contingent deferred sales charge ("CDSC") in the case of Class B shares and 12b-1 fees in the case of Class
A shares, Class B shares and Class C shares as described below.

Class A Shares

The Distributor receives a sales charge equal to 4.75% of the gross price of Class A shares it places which it may reallow to dealers through whom purchases are made in an amount equal to 4.0% of the amount invested. Dealers which are reallowed ninety percent (90%) or more of the sales charges may be deemed to be underwriters for purposes of the Securities Act of 1933. The Distributor may also pay broker-dealers, registered investment advisers, financial institutions (which may include banks) and other financial industry professionals that provide services to facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of such reallowance to dealers. Such financial institutions, other industry professionals and dealers are referred to as "Service Organizations." In addition, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation, to dealers that sell shares of the Fund.


Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms were further prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund. State securities laws regarding registration of banks and other financial institutions may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to certain state laws.

Class B Shares

Class B shares which are redeemed within five years of purchase are subject to a CDSC at the rates set forth in the following table.

	                  Contingent Deferred Sales Charge Table
	                  Contingent Deferred Sales Charge
	                  as a Percentage of
Year Since Purchase	Dollar Amount Subject to Charge

First	                               4%
Second                               4%
Third	                               3%
Fourth                               2.5%
Fifth	                               1.5%
Sixth	                               None


The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price or on Class B shares derived from reinvestment of dividends on capital gains distributions, other than Rule 12b-1 fees. The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.
Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the last day of the month.

In determining whether a CDSC is applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, it is assumed that the redemption is first of any shares in the shareholder's Fund account that are not subject to a CDSC, second, of shares held for over five years or shares acquired pursuant to reinvestment of dividends or distributions and third, of shares held longest during the five-year period. As an example, assume an investor purchased
100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares through reinvestment of dividends. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a deferred sales charge at a rate of 4% (the applicable rate in the second year after purchase).

The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with certain distributions from an IRA or other retirement plan,
(iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares".

A commission or transaction fee of 4% of the purchase amount will be paid by the Distributor to broker-dealers and other Service Organizations at the time of purchase. Additionally, the Distributor may, from time to time, pay additional promotional incentives in the form of cash or other compensation, to Service Organizations that sell Class B shares of the Fund.

Class C Shares

Class C shares are offered at the next determined net asset value.
Other than Rule 12b-1 fees, no front-end, deferred, or other sales charge is charged with respect to Class C shares.

Class D Shares

The Class D shares are sold at net asset value only to persons who are Adviser Professionals or Eligible Employees, as defined under "CAPITAL STOCK AND OTHER SECURITIES" below. No front-end, deferred or other sales charge or Rule 12b-1 fees will be charged by the Fund with respect to the Class D shares.

12b-1 Fees

For each class of its shares, the Fund has adopted a Plan of Distribution pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan of Distribution was adopted by the Fund on June 30,
1999 upon the approval of Centurion Counsel, the only shareholder of each Class of the Fund's shares. The Plan of Distribution authorizes the Fund to pay Rule 12b-1 fees. As compensation for share distribution-related services it performs under its Distribution Agreement with the Fund, CISI receives a fee from the Fund equal to 0.75 of 1% per year of the Fund's average daily net assets attributable to the Class B and Class C shares. In addition, CISI will receive as compensation for shareholder services it performs under its Shareholder Services Agent Agreement with the Fund a fee from the Fund equal to 0.25 of 1% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. These services include receiving and responding to shareholder inquires and requests for information regarding the Fund. CISI may, at its own expense, may provide additional compensation to dealers in connection with sales of Fund shares and servicing of Fund shareholders.


These 12b-1 fees are to compensate CISI and the participating dealers for their sales of the Fund's shares, based on a percentage of the net assets of the Fund relating to the respective class for which such broker-dealers or registered representatives are responsible by reason of their sale of shares of the respective class, and to pay other advertising and promotional expenses in connection with the distribution of the shares of the respective class. CISI, at its expense, may also provide additional compensation to dealers in connection with sales of such shares of the Fund. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund and/or dealer-sponsored special events. In some instances, these incentives may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of such shares. Such compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund's shares to qualify for the incentives to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

The Fund's Plans of Distribution provide for the indirect payment of distribution expenses by the Fund only as described above. The advertising and/or promotional expenses that may be paid for pursuant to the Fund's Plan of Distribution include, by way of example but not limitation, the costs of printing the prospectus, statement of additional information and shareholder reports provided to prospective investors; the preparation and distribution of sales literature; advertising of any type; allocated overhead and other expenses of the principal underwriter related to the distribution of the Fund's shares; and payments to and expenses of, officers, employees or representatives of the principal underwriter, of other broker-dealers, banks or other financial institutions, and of any other persons who provide support services in connection with the distribution of the Fund's shares, including travel, entertainment, and telephone expenses.

Indirect or reimbursable expenses under the Plan do not include interest paid on amounts borrowed by Centurion Counsel to make the payments for which reimbursement is made. Also, there is no provision in the Plan of Distribution limiting payments to the amounts of actual distribution expenses or actual shareholder servicing expenses expended by CISI. If the Plan of Distribution were terminated or not continued, the Fund would not be contractually obligated to pay CISI for any expenses not previously reimbursed by the Fund. However, in the sole discretion of the Board, the Fund could determine to reimburse all or a portion of any such amounts.


Each of the Fund's Plans of Distribution contains, among other things, provisions complying with the requirements of Rule l2b-1. Rule l2b-1(b) provides that any payments made by the Fund in connection with the distribution of its shares may only be made pursuant to a written plan describing all material aspects of the proposed financing of distribution and also requires that all agreements with any person relating to implementation of the plan must be in writing. In addition, Rule l2b-1(b)(1) requires that such plan be approved by a vote of at least a majority of the Fund's outstanding shares, and Rule l2b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the board of directors of the Fund and of the directors of the Fund who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreements. Rule l2b-1(b)(3) requires that the plan or agreement provide, in substance: (1) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph
(b)(2) of Rule l2b-1; (2) that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the plan or any related agreement shall provide to the Board, and the Board shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and (3) in the case of a plan, that it may be terminated at any time by vote of a majority of the members of the directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding shares of the Company. Rule l2b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule l2b-1. Rule l2b-1(c) provides that the Fund may rely upon Rule l2b-1(b) only if selection and nomination of the Company's disinterested directors are committed to the discretion of such disinterested directors. Rule l2b-1(e) provides that the Fund may implement or continue a plan pursuant to Rule l2b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders.

	For the year ended December 31, 2002 CISI, the Fund's principal underwriter, did not receive any compensation in distribution service fees pursuant to the Fund's Plans of Distribution.

Custodian; General Counsel; Auditors

US Bank (formerly Firstar Bank), NA, 425 Walnut Street, Cincinnati, Ohio, 45202-1118 acts as custodian of the Fund's assets. The custodian may, in conformity with applicable rules of the Securities and Exchange Commission, enter into sub-custodial arrangements with eligible foreign sub-custodians for the custody of any foreign securities held by the Fund.

Squire & Company acts as the Fund's independent public accountants.

Rushall & McGeever acts as the general counsel for the Fund.

	BROKERAGE ALLOCATIONS AND OTHER PRACTICES

In effecting securities and commodities transactions, the Fund's investment adviser seeks to obtain the best price and execution of orders.
 Commission rates, being a component of price, are considered together with other relevant factors.

The Fund expects to use affiliates of Centurion Counsel, including
CISI, as brokers of the Fund's portfolio securities but only if the provisions of Section 17(e) of the 1940 Act (and the rules thereunder) are complied with and only when, in the judgment of Centurion Counsel, the firm will be able to obtain a price and execution at least as favorable as other qualified brokers, and the transactions effected by the firm, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the firm, are not unfair or unreasonable to the shareholders of the Fund.

In determining the commissions to be paid to an affiliated broker-dealer, it is the policy of the Fund that such commissions will, in the judgment of the Fund's investment adviser, be both at least as favorable as those which would be charged by other qualified brokers having comparable execution capability and at least as favorable as commissions contemporaneously charged by such broker-dealer on comparable transactions for its most favored unaffiliated customers, except for any customers of such broker-dealer considered by a majority of the disinterested directors (as described above) not to be comparable to the Fund. While the Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on the transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

When selecting brokers, business may be placed with broker-dealers who furnish investment research services to Centurion Counsel or its affiliates. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows these persons to supplement their own investment research activities and enables them to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund.
To the extent such commissions are directed to these other broker-dealers who furnish research services, Centurion Counsel receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions. Centurion Counsel has not entered into any formal or informal agreements with any broker-dealers (except as noted above), and it does not maintain any "formula" which must be followed in connection with the placement of the Fund's portfolio transactions in exchange for research services, except as noted below. However, Centurion Counsel may maintain an informal list of broker-dealers which it may use as a general guide in the placement of the Fund's business, in order to encourage certain broker-dealers to provide it with research services which it anticipates will be useful to it. Because the list, if any, is merely a general guide which is to be used only after the primary criteria for the selection of broker-dealers (discussed above) have been met, substantial deviations from the list are permissible and may be expected to occur. Centurion Counsel will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if it determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Fund pays higher than the lowest commission rates available.

Subject to the policies set forth in the preceding paragraph and such other policies as the Fund's directors may determine, Centurion Counsel may consider sales of shares of the Fund and of other funds it may advise as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

During the year ended December 31, 2002 none of the Fund's portfolio securities purchases or sales were through brokers or banks acting on a principal basis for which no commissions were charged. During the year ended December 31, 2002 the Fund paid a total of $1,000 in brokerage commissions in connection with agency transactions. None of this commission was paid to broker dealers who furnished investment research to the Fund's investment adviser. All of the agency transactions and all of the commissions were paid to CISI, an affiliate broker dealer of the adviser.

CAPITAL STOCK AND OTHER SECURITIES

General

The Articles of Incorporation of the Fund authorize the Fund to issue Class A, Class B, Class C and Class D shares pursuant to the Fund's Multiple Class Share Plan (this "Plan"), which was last amended by the Board and approved by a majority vote of the Company's shareholders on January 15, 1999.


Under the Plan, the Fund is authorized to issue the Class A shares, the Class B. shares, the Class C Shares, and the Class D Shares in accordance with the following. The Fund's Multiple Pricing System permits an investor to choose the method of purchasing shares. This is most beneficial for that investor's circumstances, including the amount to be purchased and the length of time the investor expects to hold the shares.

Class A Shares

Class A shares are sold at net asset value per share plus a maximum initial sales charge ("front-end sales charge") set from time to time by the Board. Initially, the front-end charge on the Class A Shares shall be 4.75% of the offering price of the Class A Shares. Class A shares are subject to an ongoing service fee ("shareholder services fee") at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class A shares.

Class B Shares

Class B shares are sold at net asset value per share and are subject to a maximum contingent deferred sales charge if they are redeemed within five years of purchase. Initially, the maximum deferred sales charge shall be 4% of the redemption proceeds during the first year and second year, declining each year thereafter to 0% after the fifth year. Class B shares are subject to an ongoing service fee at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class B shares and an ongoing distribution fee at an annual rate of up to 0.75% of the Fund's aggregate average daily net assets attributable to the Class B shares.
 Class B shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The ongoing distribution fee paid by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted.

Class C Shares

Class C shares are sold at net asset value per share and are not subject to a front-end or a deferred sales charge. Class C shares are subject to an ongoing service fee at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class C shares and an ongoing distribution fee at an annual rate of up to 0.75% of the Fund's aggregate average daily net assets attributable to the Class C shares. Class C shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The ongoing distribution fee paid by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

Class D Shares


Class D shares are sold at net asset value only to persons who qualify as an Adviser Professional, Eligible Employee, or Eligible Account.
 No front-end charge, deferred sales charge, service fees or distribution fees will be paid by the Fund with respect to the Class D shares. The Adviser Professionals shall mean investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the money to be invested in the Fund. Eligible Employees shall mean (a) current or retired directors of the Funds, current or retired employees of the Fund's adviser, and any of its affiliated companies, spouses, minor children and grandchildren of the above persons, and parents of employees and parents of spouses of employees of the Fund's adviser and any of its affiliated companies; (b) employees and registered representatives of Adviser professionals, banks and other financial institutions with selling group agreements with the Fund's principal underwriter, employees of such persons, and spouses and minor children of any such persons and (c) any trust, pension, profit sharing or other benefit plan for such persons. Shares are also offered at net asset value to Eligible Accounts. Eligible Accounts are accounts opened for shareholders by dealers where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Fund's principal underwriter if such redemption has occurred no more than 15 days prior to the purchase of the Class D Shares, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class D shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales-related expenses.

Conversion Feature

Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which they were purchased and, a Class A share, will no longer be subject to the distribution fee. Such conversion will be on the basis of the relative net asset value per share, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B shares that have been outstanding for a period of time sufficient for the Distributor to have been substantially compensated for distribution expenses related to the Class
B shares from most of the burden of the ongoing distribution fee.

The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the distribution fee and any higher transfer agency costs with respect to Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) the conversion of shares does not constitute a taxable event under federal income tax law. The conversions of Class B shares may be suspended if such an opinion is no longer available. In that event, no further conversions of Class B shares would occur, and such Class B shares might continue to be subject to the distribution fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's order to purchase was accepted.

Dividends

Dividends paid by the Fund with respect to Class A, Class B, Class
C and Class D shares will be calculated in the same manner at the same time on the same day, except that the ongoing service fees, distribution fees and/or any incremental transfer agency costs relating to Class A, Class B or Class C shares will be borne by the respective class. Shares of the Fund may be exchanged, subject to certain limitations, for shares of the same class or other mutual funds advised by the Adviser. See "Shareholder Services/Transfers - Exchange Privilege."

For the purpose of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid on Class B shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.


Income and Expenses

The income and expenses of the Fund must be allocated among each class of shares as follow:

Separate Distribution Expenses. Each class at all times maintains a separate arrangement for shareholder services or the distribution services or both, and pays all of the expenses of that arrangement ("distribution expenses").

Allocation of Income, Realized and Unrealized Capital Gains and
Losses, and Expenses. Each class is allocated its pro-rata share of the Fund's income, realized and unrealized capital gains and losses, and expenses not allocated to a particular class on the basis of the net asset value of that class in relation to the net asset value of the Company. In the future, the Board may require one or more classes to pay a different share of expenses (other than advisory or custodial fees or other expenses related to the management of the Fund's assets) if such expenses are actually incurred in a different amount by a class, or if a class receives services of a different kind or to a different degree than other classes, provided any payments made pursuant to the foregoing shall be made pursuant to a written plan setting forth the separate arrangement and expense allocation of each class, and any related conversion features or exchange privileges.

Advisory Fees.  Each class of shares pays the same advisory fee.


Waiver of Expenses. Expenses may be waived or reimbursed by the Adviser, Distributor, or any other provider of services to the Fund.

Income, Capital Gains and Losses. Income, realized and unrealized capital gains and losses, and expenses of the Fund not allocated to a particular class pursuant to the foregoing:

(1)    Except as permitted in paragraph (ii)
below, shall be allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund;

(2) If the Fund operates pursuant to Rule 270.2a-7 under the 1940 Act (including the provision allowing the calculation of net assets on an amortized cost basis), or declares distributions of net investment income daily and maintains the same net asset value per share in each class, may be allocated:

(aa)	To each Share without regard to
class, provided that the Fund has received undertakings from its adviser, principal underwriter or any other provider of services to the Fund, agreeing to waive or reimburse the Fund for payments to such service provider by one or more classes, as allocated under paragraph (i) above, to the extent necessary to assure that all classes of the Fund maintain the same net asset value per share; or

(bb)	On the basis of relative net assets
(settled shares).  For purposes of this subsection
(e), "relative net assets (settled shares)" are net assets valued in accordance with generally accepted accounting principles but excluding the value of subscriptions receivable, in relation to the net assets of the Fund.

Voting Rights

All of the Company's shares have one vote. All shares vote as a single class for directors and other matters, except on any matter which affects only a specific Fund or as otherwise may be required by the 1940
Act. Each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class. Each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Except as described above, each class has in all other aspects the same rights and obligations as each other class.

Under the Company's Articles of Incorporation, the Board may authorize one or more additional classes with any of the following rights or provisions.

(a) An exchange privilege providing that shares of a class may be exchanged for certain securities of another company.

(b) Authorize and effect a conversion whereby the shares of one class (the "purchase class") will be exchanged automatically for shares of another class (the "target class") after a specified period of time, provided that:

(i) The conversion is effected on the basis of the relative net asset values of the two classes without the imposition of any sales load, fee, or other charge;

(ii)  The expenses, including payments
authorized under a plan adopted pursuant to  270.12b-1
("Rule 12b-1 plan"), for the target class are not higher than the expenses, including payments authorized under a Rule
12b-1 plan, for the purchase class; and

(iii)	If the amount of expenses, including
payments authorized under a Rule 12b-1 plan, for the target class is increased materially without approval of the shareholders of the purchase class, the Fund will establish a new target class for the purchase class on the same terms as applied to the target class before that increase.

Currently, only the Class B shares have such a conversion right.

(c) A conversion feature providing that shares of a class in which an investor is no longer eligible to participate may be converted to shares of a class in which that investor is eligible to participate, provided that:

(i) The shareholder is given prior notice of the proposed conversion; and

(ii) The conversion is effected on the basis of the relative net asset values of the two classes without the imposition of any sales load, fee, or other charge.

The Plan is intended to meet the requirements of Rule 270.18f-3 promulgated under the 1940 Act.

Factors for Consideration

In deciding which class of shares to purchase investors should take into consideration their investment goals, amounts of present and anticipated investments and their individual investment time horizon and temperaments. Investors should consider whether, during the anticipated life of their investment in the Fund the accumulated distribution fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares purchased at the same time and to what extent such differential would be offset by the higher dividends per share on Class A shares. To assist investors in making this determination, the table under the caption "Expense Synopsis" sets forth examples of the charges applicable to each class of shares.

Class A shares are not subject to an ongoing distribution fee and, accordingly, receive correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, investors in Class A shares do not have all their funds invested initially and, therefore, initially own fewer shares. Other investors might determine that it is more advantageous to purchase either Class B shares or Class C shares and have all their funds invested initially, although remaining subject to ongoing distribution fees and, for a five year period, being subject to a contingent deferred sales charge. Ongoing distribution fees on Class B shares and Class C shares will be offset to the extent of the additional funds originally invested (resulting from the non-payment of an initial sales charge) and any return realized on those funds. However, there can be no assurance as to the return, if any, which will be realized on such additional funds. For investments held for ten years or more, the relative value upon liquidation of the three classes tends to favor Class A or Class B shares, rather than Class C shares.

Class A shares may be appropriate for investors who prefer to pay the sales charge up front, wish to maximize their current income from the start, prefer not to pay redemption charges and/or have a longer-term investment horizon. Class C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and have a shorter-term investment horizon.

Under most circumstances, investments originally made in Class C shares will tend to have a slightly higher value upon liquidation than investments originally made in either Class A or Class B Shares, if liquidated within the first six (6) years after the date of the original investment due to the front-end sales charge on Class A Shares and the contingent deferred sales charges on Class B Shares. Under most circumstances, investment originally made in Class A Shares will tend to have a slightly higher value upon liquidation than investments originally made in Class C Shares, if held for and liquidated, after approximately seven (7) years after the date of original investment because of higher Rule 12b-1 expenses charged to Class C Shares. This would also tend to be true for investments originally made in Class B Shares which are liquidated after eight years when they convert to Class A Shares. However, this will not be true in all cases and in the event the Fund experiences inconsistently negative widely fluctuating total returns, may differ.

The distribution expenses incurred by the Distributor in connection with the sale of the shares will be reimbursed, in the case of Class A shares, from the proceeds of the initial sales charge and, in the case of Class B shares from the proceeds of the ongoing distribution fee and any contingent deferred sales charge incurred upon redemption within five years of purchase. In the case of Class C shares, such distribution expenses will be reimbursed from the proceeds of the ongoing distribution fee. Sales personnel of broker-dealers distributing the Fund's shares and other persons entitled to receive compensation for selling such shares may receive differing compensation for selling Class A, Class B or Class C shares. Investors should understand that the purpose and function of the contingent deferred sales charge and ongoing distribution fee with respect to Class
B shares and the ongoing distribution fee with respect to Class C shares are the same as those of the initial sales charge with respect to Class A shares. Class D shares will be more beneficial to the investor who qualifies for the purchase thereof.

The Directors of the Fund have determined that currently no conflict of interest exists between the classes of shares. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

	RETIREMENT ACCOUNTS

The objectives of the Fund may make the shares of the Fund an appropriate investment for Tax-Sheltered Retirement Plans, including Individual Retirement Accounts ("IRAs"), Keogh (HR-10) Plans (for self-employed individuals), qualified corporate pension or profit sharing plans (for employees) and Tax-Deferred Investment Plans (for employees of public school systems and certain types of charitable organizations).

IRAs are available from the Fund. Persons desiring information about the available IRAs or about any other of the plans referred to above should communicate with a CISI representative. All tax-sheltered retirement plans referred to above involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.

	ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

As disclosed in the Prospectus, during certain emergencies, the board of directors of the Fund can suspend the computation of net asset value of the Fund, stop accepting payments for purchase of the Fund's shares or suspend the duty of the Fund to redeem its shares. There are only a few such emergency situations:

* The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings, or trading on the Exchange is restricted as defined by the Securities and Exchange Commission.

* The Securities and Exchange Commission decides that for a certain period of time, disposal of the Fund's securities is not practical, or that it is not practical for the Fund to fairly value its net assets.

* Other emergency periods declared by the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.


The Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. When redemption requests exceed such amount, however, the Fund reserves the right to make part or all of the payment in the form of securities or other assets of the Fund. An example of when this might be done is in case of emergency, such as in those situations enumerated above, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued.
If the recipient sold such securities, he or she probably would incur brokerage charges. The Fund has filed with the Securities and Exchange Commission a notification of election pursuant to Rule 18f-1 under the Investment Company Act of 1940 in order to make such redemptions in kind.

	TAXATION OF THE FUND

Since its inception the Fund has met, and the Fund intends to continue to meet, the requirements for regulated investment companies under Subchapter M of the Code, and, if it meets these requirements, the Fund will not be liable for federal income taxes to the extent the Fund distributes its taxable income to its shareholders. To qualify as a regulated investment company, the Fund must meet certain tests of diversification of assets, source of income and other requirements of the Code. However, the Fund's management reserves the right to depart from this policy whenever, in its sole judgment, it is deemed in the best interest of the Fund and its shareholders to do so. If the Fund fails to meet any of the Code requirements, the Fund will be subject to tax on its income as a regular corporation whether or not its income is distributed to its shareholders, and any such distributions will be taxable to the Fund's shareholders as ordinary dividends to the extent of its current and accumulated earnings and profits, regardless of whether such distributions were derived from the Fund's net long-term capital gains.

Under the Code, the Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed pursuant to the Act for the calendar year over the amount actually distributed. Any undistributed amounts subject to corporate-level income tax, however, will not be subject to the excise tax. In order to avoid the imposition of the excise tax, the Fund must generally declare dividends by the end of the calendar year representing 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long-term and short-term capital gains) for the twelve-month period ending October 31 of the calendar year.

Currently, individual shareholders are not able to exclude distributions by the Fund which are attributable to dividends earned by the Fund, and corporate shareholders are allowed to deduct 70% of such dividend distributions. Such a deduction by a corporate shareholder is limited to the portion of the Fund's gross income which is derived from dividends received from domestic corporations. Since it is anticipated that a portion of the Fund's net investment income may be derived from sources other than dividends from domestic corporations, a portion of its dividends may not qualify for this exclusion. Distributions designated as long-term capital gain distributions will be taxable as long-term capital gains, regardless of how long shares have been held, and will not be eligible for the dividends received deduction for corporate shareholders referred to above.

For federal tax purposes, an exchange of the shares for the shares of another Centurion Counsel Fund will be considered a taxable sale of the first-purchased shares. Furthermore, if a shareholder uses the exchange privilege within ninety days of the purchase of the first-purchased shares, any sales charge incurred on the purchase of those shares cannot be taken into account for determining the shareholder's gain or loss on the sale of those shares to the extent any sales charge on the purchase of the later-acquired shares is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-purchased shares may be taken into account in determining his gain or loss on the eventual sale or exchange of the later-acquired shares.

The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. Further, in those states that have income tax laws, the tax treatment of the Fund and of shareholders in respect to distributions by the Fund may differ from Federal tax treatment. Prospective investors are advised to consult with their tax advisers concerning the application of state and local taxes to distributions by and investments in the Fund which may differ from the Federal income tax consequences described above.

	CALCULATION OF PERFORMANCE DATA

Total Return

	The following table sets forth the average annual total return for the Fund for the six months ended and since inception to December 31, 2002.

			Six Months		Inception	Date of Inception

Class A 		-10.90%		-6.94%	February 2002
Class B		N/A					December 2002
Class C		-10.80%		-8.00%	June 2002
Class D		-10.50%		-9.00%	February 2002


Total Return Calculations

The Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class, according to the following formula:

Where: P(I + T) TO THE POWER OF n = ERV

Where:

T     =     Average annual total return

ERV   =     Ending redeemable value of a hypothetical $1,000 payment
made at the beginning of a period at the end of such period.

P     =     A hypothetical initial payment of $1,000.

n     =     Number of years.

The calculation of average annual total return assumes that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Unlike 'bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for the Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return is affected by many factors, including the performance of the Fund's individual securities investments, changing market conditions, the composition of the Fund's portfolio and the Fund's operating expenses.


Performance Comparisons

Investors may compare the performance of the Fund by comparing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc'. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in certain periodicals, including BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER, FORBES, IBBOTSON ASSOCIATES,
INSTITUTIONAL INVESTOR,  MONEY MAGAZINE,
MORNINGSTAR, INC., THE NEW YORK TIMES, THE WALL
STREET JOURNAL and U.S.A. TODAY.   In addition to performance
information, general information about the Fund that appears in such publications may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

>From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Company may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

	LIMITATION OF DIRECTOR LIABILITY


Under Minnesota law, the director of the Fund owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). In February, 1987, Minnesota enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Fund were amended on April 28, 1988, to limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the 1940 Act (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or recessionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted under such Act.

	ADDITIONAL INFORMATION

The Fund was originally incorporated under the name "IRI
Stock Fund, Inc." The shareholders of the Fund, at a meeting held on May 10, 1989, approved an amendment to the Articles of Incorporation (the "Articles") of the Fund providing that the name "IRI Stock Fund, Inc." be changed to "Excel Value Fund, Inc." The shareholders of the Fund, at a meeting held on December 20, 1994, approved an amendment to the Articles providing that the name "Excel Value Fund, Inc." be changed to "Centurion T.A.A. Fund, Inc." On January 15, 1999, the shareholders of the Fund approved an amendment to the Article providing that the name "Centurion T.A.A. Fund, Inc." be changed to "Centurion Counsel Funds, Inc.," all outstanding shares of the Fund be reclassified as the "Centurion Counsel Market Neutral Fund" series and the "Centurion Counsel Growth Fund" series and the "Centurion Counsel Real Estate Fund" series of shares were authorized.

The Fund is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of the Fund may demand a regular meeting of shareholders of the Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Fund. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

The Fund has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933 and the 1940 Act, with respect to the common stock offered hereby.

This Statement of Additional Information does not contain all of the information set forth in the Registration Statement, certain parts of which are omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the principal office of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.


	FINANCIAL STATEMENTS

               CENTURION COUNSEL FUNDS, INC.

                STATEMENT OF ASSETS AND LIABILITIES
                       December 31, 2002


                                     Market        Real
                                     Neutral       Estate   Growth
                                     Fund          Fund     Fund


ASSETS

Investments in Securiites, at fair   $ 920,109 $100,331  $   -
value (identified cost $1,082,482,
$105,227 and $0, respectively)
Cash and Deposits                      490,220  172,010   46,549
Receivables:
  Dividends                                  3       -       -
  Interest                                 240       -       -
  Investment securities sold            55,521       -       -
Deposits with Brokers for Securities 1,394,337       -       -

      TOTAL ASSETS                  $2,860,430 $272,341  $46,549

LIABILITIES
Covered Call Options Written, at
fair value(premiums received $19,539,
$0 and $0, respectively)                 7,800       -        -
Securities Sold Short, at fair value
(sales proceeds received $612,033,
$0 and $0, respectively)               688,678       -        -
Payables:
  Accounts payable                      14,577     1,554      50
  Investment securities purchased      114,202        -      -


    TOTAL LIABILITIES                  825,257     1,554      50

NET ASSETS                          $2,035,173  $270,787 $ 46,499


ANALYSIS OF NET ASSETS:
 Net capital paid in on shares of
capital stock                       $3,309,568  $280,501 $ 46,500
 Accumulated undistributed net
investment loss                       (451,789)   (1,254)      (1)
Accumulated undistributed realized
loss on securities transactions       (595,327)   (3,564)      -
Net unrealized depreciation of
securities transaction                (239,018)   (4,896)      -
Net unrealized appreciation of
covered call options written            11,739      -          -
NET ASSETS, Applicable to shares
Outstanding                         $2,035,173   $270,787 $46,499


NET ASSET VALUE PER SHARE:

Class A:
  Net asset value and offering price
per share
(Market Neutral Fund, $11,440
divided by 2,771 shares outstanding)   $  4.22
(Real Estate Fund, $815 dividend by
90 shares outstanding)                         $9.06


Class B:
  Net asset vaule and offering price
per share
(Market Neutral Fund, $315,076 divided
by 78,756 shares outstanding)          $  4.00


Class C:
  Net asset value and offering price
per share
(Market Neutral Fund, $765,797 divided
by 190,520 shares outstanding)         $   4.02
(Real Estate Fund, $3,682 dividend
by 400 shares outstanding                       $9.20

Class D:
  Net asset value and offering price
per share
(Market Neutral Fund, $942,860 divided
by 221,970 shares outstanding)         $   4.25
(Real Estate Fund, $266,290 divided
by 29,251 shares outstanding                    $9.10
(Growth Fund, $46,499 divided by
4,650 shares outstanding                                $10.00





              SCHEDULE OF INVESTMENTS IN SECURITIES
                CENTURION COUNSEL FUNDS, INC.
                      December 31, 2002

MARKET NEUTRAL FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security    Sector

               COMMON STOCKS                36.0%

             Automotive                      0.4%
 1,100    Flat                (b)                       8,745
                                                              $8,745

            Conglomerate                     0.7%
   350     Career Education Corp                       14,000
                                                              14,000

            Consumer Products               2.0%
  300      Church & Dwight    (b)                      9,129
  500      Estee Lauder        (b)                    13,200
  260      International Flavor & Fragrance (b)        9,126
  240      Kraft Foods          (b)                    9,343
1000      TLC Beatrice (TLC)                             -
                                                             40,798

             Consumer Services              4.4%
1000      AOL-Time Warner                             13,100
245       Apol                                        10,780
500       Cox Communications                          14,200
2000      Dave & Buster                               17,300
2000      Earthlink            (a)                    10,900
600       Safeway              (b)                    14,016
220       Tribune Company      (b)                    10,001
                                                            90,297

            Defense                         1.6%
80        Alliant Tech Systems                         4,988
150       Lockheed Martin      (b)                     8,663
70        Northrup Gruman      (b)                     6,790
1200      Titan                                       12,480
                                                             32,921

            Energy                           1.7%
300       Pogo Production      (b)                    11,175
800       Patterson-UTI Energy                        24,136
                                                             35,311

            Financial Services              8.1%
400      Associated Banc Corp                         13,576
1000     American Express         (a)                 35,350
874      Brookline Financial                          10,401
600      Doral Financial                              17,160
245      Hilb Rogal & Ham                             10,021
400      North Fork Bank                              13,496
100      Progressive Corporation                       4,963
250      Port Financial                               11,155
700      Synovus Financial                            13,580
550      Southtrust                                   13,668
425      T. Rowe Price Group                          11,594
528      Tenaris, SA                                  10,148

                                                           165,112

            Health                          7.6%
100       Alcon, Inc                                   7,890
300       Amgen                                       14,502
500       Biomet, Inc                                 14,330
5         Cephalon                                       218
280       Express Scripts                             13,451
150       Forest Laboratories                         14,733
260       Eli Lilly              (b)                  16,510
250       Medtronic              (b)                  11,400
205       Merck & Co                                  11,605
350       Patterson Dental                            15,309
220       Taro Pharmaceutical                          8,272
100       United Healthcare       (b)                  8,350
500       Utah Medical Products                        9,550
200       Zimmer Holdings                              8,304

                                                           154,424

             Industrial Products            2.0%
400       Delta Pine & Land          (b)               8,164
600       Georgia Gulf               (b)              13,884
940       Octel                      (b)              14,852
837       Surebeam, Class A          (b)               3,381
                                                            40,281

            Industrial Services             0.2%
200      Multi-Color Corp                              3,386
                                                            3,386

           Natural Resources                3.1%
700     AGL Resources                 (b)            17,010
550     Meridian Gold                                 9,697
240     Quanex                        (b)             8,040
400     Piedmont Natural Gas          (b)            14,140
600     Wisconsin Energy              (b)            15,120
                                                           64,007

           Retail                           0.7%
800     J. Hill Group                                11,184
                                                           11,184

          Technology                         2.6%
25000  Cotelligent Inc.                               9,250
410    Gtech Holdings                                11,423
500    Herley Industries                              8,704
2000   Keynote Systems                               15,440
       Qualcomm                                          -
1000    Siebel Systems                                7,400
                                                           52,217

          Telecommunications                 0.5%
200     Alltel                         (b)           10,200
                                                           10,200

          Transportation                     0.5%
400     Yellow Corp                                  10,076
                                                           10,076



TOTAL COMMON STOCKS (COST $820,321)                       $732,959

           PREFERRED STOCK                   1.2%

            Energy
5000     Beta Oil & Gas                     1.2%    23,750

            TOTAL PREFERRED STOCK (COST $34,344)          $23,750


            OPTIONS AND WARRANTS            7.2%

            Consumer Services               0.5%
2000     Earthlink/Jan 04/10/puts                     9,200
                                                           $9,200

             Financial Services             0.0%
1000      American Express/Jan03/25/puts               100
                                                          $100

             Health                           0.6%
1000      Bristol Meyers/Jan 03/15/calls               8,700
2000      Ama/Jan 03/5/calls                           3,100
                                                           $11,800

             Indexes                          3.6%
2500      NASDAQ 100/Jan 04/25/calls   (a)             9,500
1000      NASDAQ 100/                                 24,370
2500      Dow Jones,Dec 03/100                        48,500
                                                            $82,370

             Natural Resources                 0.0%
1250      Beta Oil & Gas Warrants A                       63
1250      Beta Oil & Gas Warrants B                       63
                                                            $126

             Technology                        1.6%
10000     LSI/Jan 05/5/calls                           30,000
1000      Seibel/Jan 03/20/puts                        12,500
                                                             $42,500

TOTAL OPTIONS AND WARRANTS (COST $201,013)                  $146,096

             FIXED INCOME                      0.9%

             Mortgage-backed Securities        0.3%
6            FNMA, 6.75% due 25 Jun 2021               5,729
                                                                5,729

             Corporate Debt                    0.7%
50         Worldcom, 7.5%, due May 2011               11,575
                                                             $11,575
                                                            $9,677

             TOTAL FIXED INCOME (COST $26,804)             $17,304

             Total Investment in Securities   45.2%        920,109

             Covered Call Option Securities   -0.4%         (7,800)
              (Premiums Received $19,539)

             Securities Sold Short           -33.8%        (688,678)
             (Sales Proceeds Received $612,033)

               Net Investment in Securities   11.0%         223,631

              Cash                            24.1%         490,220

              Deposits with Brokers on Securities
              Sold Short                      68.5%        1,394,337

             Other Assets Less Other
             Liabilities                      -3.6%          (73,015)

                    NET ASSETS               100.0%        $2,035,173

(a)  Call options have been written against this position.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $68,848 and gross unrealized losses of $296,127.





REAL ESTATE FUND


Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

               COMMON STOCKS                37.1%

160        AMB Property Corp                       $  4,378
150        Alico Inc                                  3,990
175        Bedford Property Investment Inc            4,496
210        Brandywind Realty Trust                    4,580
120        CBL & Associates Properties Inc            4,806
225        Catellus Dev Corp             (a)          4,466
85         Centerpoint Properties Corp                4,858
200        Central Parking Corp                       3,772
225        Consolidated Tomoka Land                   4,331
200        Delta Pine & Land                          4,082
220        Duke Realty Corporation                    5,599
210        Florida East Coast Inds                    4,872
100        General Growth Properties Inc              5,200
150        Home Properties NY Inc                     5,168
330        Kramont Realty Trust                       4,835
200        LNR Property Corp                          7,080
200        Midas Inc                     (a)          1,286
120        Pan Pacific Retail Properties              4,384
120        Public Storage Inc                         3,877
100        Saul Centers Inc                           2,380
400        7 Eleven Inc                   (a)         3,000
125        Sovran Self Storage Inc                    3,545
180        Tejon Ranch Co                 (a)         5,346


         Total Investment in Securities
           (Identified Cost $105,227)       37.1%            $100,331

         Cash and Deposits                  63.5%             172,010

         Other Assets Less Other Liabilities-0.6%              (1,554)

          NET ASSETS                       100.0%           $270,787

(a)  Non-income producing securities.
(b) Total unrealized depreciation on investments consists of gross unrealized gains of $1,693 and gross unrealized losses of $6,589.






      CENTURION COUNSEL MARKET NEUTRAL FUND

         COVERED CALL OPTIONS WRITTEN
             December 31, 2002

Shares                                     % of        Fair Value
Subject   Common Stocks/Expiration Date     Net        (Note 1)
to Call   Exercise Price                   Assets  Security   Sector

               Consumer Services             0.0%
(2000)       Earthlink/Jan04/15 Call                   $  (200)
                                                            $(200)

               Financial Services           -0.0%
(1000)      American Express/Jan 03/45 Calls           $    (50)
                                                            $(50)

               Indexes
(2500)      Dow Jones/Jan 03/85 Calls       -0.4%      $  (7,125)
(2500)      NASDAQ/Jan 03/27 Calls                          (375)
                                                             $(7,500)

               Technology                    -0.0%
(1000)      Seibel Systems/Jan 03/40 Calls              $   (50)
                                                               $(50)

               TOTAL                         -0.4%          $(7,800)




                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           SECURITIES SOLD SHORT
                              December 31,2002

                                            % of             Fair Value
                                             Net              (Note 1)
Shares       Description                    Assets      Security    Sector


              Consumer Services             -2.1%
(2600)       Yahoo                                      $  (42,510)
                                                                   $ (42,510)

              Financial Services            -3.6%
(400)         M&T Financial                                (31,740)
(400)         SLM Holdings                                 (41,544)
(4)           CAM/Jan 03/50 Puts                              (820)
                                                                     (74,104)

              Industrial Products           -1.5%
(400)         Eaton Corp                                   (31,244)
                                                                     (31,244)

              Industrial Services           -3.0%
(480)         Cooper Cameron                               (23,914)
(2400)        Clean Harbors                                (37,344)
                                                                     (61,258)

                    Health                  -6.7%
(1860)         Affymetrix                                (42,575)
(1600)         Affymetrix/Jan 03/22.50 Puts                (1,760)
               Alexion Pharmaceutical
(5680)         Inspire Pharmaceutical                      (53,051)
(1420)         Medimmune                                   (38,581)
                                                                    (135,967)

               Natural Resources             -0.1%
(1400)         Beta Oil & Gas                                (1,204)
                                                                      (1,204)


                   Retail                    -1.1%
(1742)          Overstock.com                            (22,646)
                                                                  (22,646)

                   Technology               -14.6.0%
(8720)          Brightpoint                              (66,897)
(6360)          Citrix Systems                           (78,355)
(4000)          Citrix/Jan 03/12.50 Calls                 (2,800)
(4400)          Lucent Technologies                       (5,544)
(5000)          Lucent/Jan 03/7.50 Calls                    (500)
(5000)          Lucent/Apr 03/7.50 Calls                  (2,000)
(14280)         Packeteer                                (97,961)
(2280)          Webex Communications                     (34,200)
(4000)          Yahoo/Jan 03/15 Calls                     (7,800)

                                                                  (298,057)

                  Transportation             -1.1%
(400)           Fedex                                    (21,688)
                                                                   (21,688)

                   TOTAL                    -33.8%               $(668,678)




           STATEMENT OF OPERATIONS
          CENTURION COUNSEL FUNDS, INC.
            Year Ended December 31, 2002

                                       Market    Real
                                       Neutral  Estate  Growth
                                       Fund     Fund    Fund


INVESTMENT INCOME

  Dividends                          $  2,646  $ 1,855  $  --
  Interest                             19,334      402       49
  Other                                 2,945      -        -

    Total investment income            24,925    2,257       49


EXPENSES

Investment advisory fee              $ 20,636    1,076        -
Distribution expenses - Class A            30       -         -
Distribution expenses - Class B         2,467       -         -
Distribution expenses - Class C         8,086       -         -
Registration and filing fees           10,695       -         -
Fund accounting fees                   26,885       -         -
Custodian fees and expenses             7,957    2,435        50
Audit fees and expenses                 6,636       -         -
Directors' fees and expenses            7,055       -         -
Transfer agent fees                     1,040       -         -
Insurance                               2,034       -         -
Other expenses                          4,262       -         -

  Total expenses                       97,783    3,511        50

  Fees and expenses absorbed by
  investment advisor                   (5,262)      -         -

 Net expenses                          92,521    3,511        50

          Net investment loss         (67,596)  (1,254)       (1)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain loss from investments(133,762) (3,564)       -
Net chang in unrealized depreciation on
investments for the year                 54,662  (4,896)       -

    Net realized and unrealized gain
    (loss) from investments             (79,100)  (8,460)      -

    Net increase(decrease) in net assets
 resulting from operations            $(146,696)  (9,714)     (1)



            STATEMENTS OF CHANGES IN NET ASSETS
            CENTURION COUNSEL FUNDs, INC.
               Years Ended December 31, 2002 and 2001


                             Market Neutral Fund
                               2002             2001

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (67,596)     $   (19,090)
Net realized gain from investment     (133,762)         141,549
Net change in unrealized
depreciation on investment              54,662           29,787

   Net increase in net assets
resulting from operations             (146,696)         152,246

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold      444,946          644,371
Decrease from capital shares redeemed (268,609)        (324,506)

  Net inicrease (decrease) from
capital shares transactions            176,337           319,865

Total increase (decrease) in net assets 29,641           472,111


NET ASSETS

  Beginning of year                 2,005,532         1,533,421
  End of period (includes no
  undistributed investment income)$ 2,035,173        $2,005,532


                                      Real Estate    Growth
                                        Fund (a)     Fund (a)

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (1,254)     $   (1)
Net realized gain from investment      (3,564)          -
Net change in unrealized
depreciation on investment             (4,896)          -

   Net increase in net assets
resulting from operations              (9,714)         (1)

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold      280,501      46,500
Decrease from capital shares redeemed      -            -

  Net inicrease (decrease) from
capital shares transactions            270,787      46,499

Total increase (decrease) in net assets    -            -


NET ASSETS

  Beginning of year                         -           -
  End of period (includes no
  undistributed investment income)    $270,787    $46,499




NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc.
from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Market Neutral Fund Class A shares, Class B shares, Class C shares, and Class D shares, respectively.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last reported sales price on the day of valuation on that exchange where such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated as the last quoted bid price, except for short positions and call options written, for which that last quoted asked price is used. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Fund's Board of Directors. Debt securities are valued in accordance with the procedures above. Short-term securities are stated at amortized cost (which approximates fair value) if maturity is 60 days or less, or at fair value if maturity is greater than 60 days.

Option Writing:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales:
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Security Transactions and Related Investment Income:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal
Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforwards totaling $550,193, which begin to expire in 2004.

Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At December 31, 2002, the Fund had cash on deposit at one financial institution of $2,103,116. Thus, all cash amounts over the maximum Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. NET ASSETS

In the Market Netural Fund, as of December 31,2002, portfolio securities valued at $116,750 were held by the custodian in connection with covered call options written by the Fund. Transaction in options written during the year ended December 31, 2002 are summarized on the following page.

                                     Number of       Premiums
                                     Contracts       Received


Options outstanding at
December 31, 2002                           98       $  22,532
Options written                          1,946         376,095
Options terminated in closing
purchases                                 (523)       (211,913)
Option outstanding at
December 31, 2002                       (1,431)       (167,175)

                                            90       $  19,539



NOTE 3. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next
$200 million, 0.75% on the next $200 million, 0.60% on the next $200
million and 0.50% on amounts over $1 billion.   These fees are computed
daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the year ended December 31,2002 Centurion earned investment management fees of $21,712 and it waived $5,262 of the advisory fee.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the year ended December 31, 2002, 217 shares of Market Neutral Class A shares and 90 Real Estate Fund Class A were sold; initial sales charges were $48 and $0 , respectively. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 2002, 31,458 Market Neutral Fund Class B shares were sold and no shares were redeemed; CISI did not collect any CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold
Class B shares.

Class C shares are not subject to initial sales charges or CSDC.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the year ended December 31, 2002, CISI received servicing and distribution fees from Market Neutral Fund of $8,086.

CISI also executes some of the Fund's portfolio transactions.
During the year ended December 31, 2002, CISI received commissions of $76,787 from the Market Neutral Fund and $1,000 from the Real Estate Fund for this service.


Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the year ended December 31, 2002, CGI received transfer agent fees of $1,040.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the year ended December 31, 2002, CGI received accounting fees of $18,000 from the the Fund.

The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2002 and unrealized depreciation on investments as December 31, 2002 are summarized as follows:

                        Market       Real
                        Neutral      Estate        Growth
                        Fund         Fund          Fund

Purchases              $2,273,692    $108,978     $   -

Sales                  $1,989,530    $  2,427     $   -

Gross unrealized gains $   68,848    $  1,693     $   -

Gross Unrealized losses$ (296,127)   $ (6,589)    $   -


                       $ (227,279)   $ (4,896)    $   -

Net loss on investments for the year ended December 31, 2002 are summarized by component as follows (The amount represents the net increase in value of investments held during the year):

Market Neutral FUnd

                        Realized      Unrealized    Net

Long Position          $(334,574)    $  (16,278)   $(350,852)
Covered Calls Written     57,750          9,847       67,597
Short Position           143,062         61,093      204,155

                       $(133,762)    $   54,662    $ (79,100)

Real Estate Fund

                        Realized       Unrealized    Net

Long Position          $  (3,564)    $    (4,896)   $  (8,460)



NOTE 5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2002, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the year ended December 31, 2002 and year ended December 31, 2001 were as follows:


Centurion Counsel Market Neutral Fund

	                     2002                          2001
                       Shares          Amount      Shares         Amount
Class A shares:
  Shares sold	      217          $    952     -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -       -                -
                         -                 -       -                -
Shares redeemed          -                 -       -                -

   Net increase         217           $   952      -            $   -

Class B shares:
Shares sold          31,458       $   134,841      47,192        $205,845
Shares issued in
   reinvestment
   of dividends          -                 -        -                -
                         -                 -        -                -
Shares redeemed        (38)             (165)       -                -

   Net increase	   31,420       $   134,676      47,192        $205,845

Class C shares:
  Shares sold          6,447    $    25,764      36,109        $159,654
Shares issued in
   reinvestment
   of dividends	        -                   -     -                -
Shares redeemed     (49,135)       (201,639)	   (54,112)      (235,313)

  Net decrease      (42,688)      $(175,875)       (18,003)     $ (75,659)

Class D shares:
Shares sold          65,058       $ 283,388         63,046      $ 278,872
Shares issued in
   reinvestment
   of dividends	         -                -          0           0
Shares redeemed	    (15,201)       (66,805)       (19,590)      (89,193)

   Net decrease      49,857    $   216,583         43,456     $ 189,679


Centurion Counsel Real Estate



	                     2002                          2001
                       Shares          Amount      Shares         Amount
Class A shares:
  Shares sold	        90        $    900     -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -       -                -
                         -                 -       -                -
Shares redeemed          -                 -       -                -

   Net increase          90       $    900         -            $   -

Class C shares:
  Shares sold          400      $      4,000        -                -
Shares issued in
   reinvestment
   of dividends	        -                   -     -                -
Shares redeemed         -                   -     -                 -

  Net Increase          400     $      4,000      -                 -

Class D shares:
Shares sold           29,251     $   275,601      -                -
shares issued in
   reinvestment           -              -        -                 -
   of dividends	         -                -       -                 -
Net Increase          29,251     $   275,601       -                -


Centurion Counsel Growth


Class D shares:
Shares sold            4,650     $    46,500       -                -
shares issued in
   reinvestment           -              -         -                 -
   of dividends	         -                -        -                -
Net Increase           4,650     $    46,500       -                -


                            SIGNATURE

Pursuants to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies tat it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) under Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Marcos, State of California, on the 30th day of April, 2003


                                      CENTURION COUNSEL FUNDS, INC.

                                      By: /s/
                                         Jack K. Heilborn
                                         Chairman, Chief Executive
                                         Officer, President and
                                         Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                 Date

/s/                   Chairman of the Board,        April 25, 2003
Jack K. Heilbron      President, Chief Executive
                      Officer, Chief Financial
                      Officer and Director of the
                      Registrant of the Registrant

/s/                   Director of the Registrant    April 25, 2003
Carol Ann Freeland


/s/                   Director of the Registrant
Sumner Rollings                                     April 25, 2003


/s/                   Director of the Registrant    April 25, 2003
Thomas E. Schwartz

/s/                   Director of the Registrant    April 25, 2003
Douglas Werner






Centurion Counsel Funds, Inc.


                       CODE OF ETHICS

GENERAL PRINCIPLES

The Companies and their employees and agents will at all time conduct themselves with integrity and distinction, placing first the interests of Centurion Counsel Funds shareholders. All personnel must scrupulously avoid serving their own personal interest ahead of the shareholders.

All personal securities transactions of employees of Centurion Counsel and its affiliates shall be conducted consistent with this code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility.

All personnel shall not take inappropriate advantage of their position.

This Code does not attempt to indentify all possible conflicts of interest, and literal compliance with each of its specific provisions will not shield you from liability for personal trading or other conduct that violates a fiduciary duty to the Fund shareholders.

APPLICABILITY OF RESTRICTIONS AND PROCEDURES.

The categories of personnel affected by this code of ethics shall include "investment personnel" and "access persons".

Investment personnel means (1) all portfolio managers and assistant portfolio managers; (2) any employee of the Fund or Advisor who, in connection with his or her regular functions or duties, make or participates in making recommendations regarding the purchase or sale of securities by the Fund; (3) any employee who helps execute the portfolio manager's decisions; and (4) any natural person who controls the Fund and who obtains information concerning recommendations made to the Fund regarding the purchase or sale of securities by the Fund.

Access persons means all Investment Personnel and any director, officer, or advisory person of the Fund. Advisory person means any employee of the Fund or of nay company in a control relationship to the Fund, who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarind the purchase or sale of securities by the Fund. Due to the size of our Companies and therefore availability of information concerning the Fund activities all employees are considered to be Access Persons.

Exempt securities classes and transactions. Certain classes of securities and certain types of transactions shall be exempt from the codes, restrictions and procedures.

Exempt classes of securities means money market instruments, bankers' acceptence, bank certificates of deposits, commercial paper and high quality short term debt instruments, government securities, mutual fund shares
(open end).

Exempt types of transactions shall be transactions involving less than $5,000 and securities transactions made by a independent third party advisor who has discretion of the employee account.

SUSTANTIVE RESTRICTIONS ON PERSONAL INVESTING ACTIVITIES

Fraudulent, Manipulatie or Deceptive Conduct.

All directors, officers, and employees of Centurion Counsel Funds, Inc., Centurion Counsel, Inc., Centurion Institutional Services, Inc. and PIM Financial Services, Inc. are prohibited from engaging in fraudulent, manipulative or deceptive conduct in connection with their personal trading of securities held or to be acquired by Centurion Counsel Funds.

Initial Public Offerings.

In order to preclude any possibility of their profiting improperly from their positions on behalf of Centuion Counsel Fund, all investment personnel are prohibited from acquiring any securities in an initial public offering.

Private Placements.

Investment personnel shall obtain prior approval of any acquisition of securities in a private placement. The prior approval will take into account among other factors, whether the investment opportunity should be reserved for Centurion Counsel Funds and its shareholders, and whether the opportunity is being offered to you by virtue of your position with Centurion Counsel Funds.

Investment personnel who have been authorized to acquire securities in a private placement will be required to disclose that investment when they play a part in any investment Centurion Counsel Funds' subsequent consideration of an investment in the issuer.

Centurion Counsel Funds' decision to purchase securities of the issuer will be subject to an independent review by investment personnel with no personal interest in the issue.

Blackout Periods.

Access personnel are prohibited from executing a securities transaction on a day during which Centurion Counsel Funds has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn.

Portfolio managers are prohibited from buying or selling a security within at least seven calendar days before and after a Centurion
Counsel Funds trades in that security. Any profits realized on trades within the proscribed periods will be disgorged.

Ban on Short-Term Trading Profits.

In addition to the blackout periods described above, all investment personnel are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days. In addition to the exempt classes of securities defined above index options, covered options and hedge strategies are exempt from this restriction. Any profits realized on such short-term trades will be disgorged and contributed to a charity.

Gifts.

Investment personnel are prohibited from receiving any gift or other thing of more than $100.00 in value from any perosn or entity that does business with or on behalf of Centurion Counsel Funds.

Service as a Director.

Investment personnel are prohibited from serving on the board of directors of publicly traded companies, absent prior authorization of the Board of Directors of Centuion Counsel Funds based upon a determination that the board service would be consistent with the interests of the investment company and its shareholders. In the relatively small number of instances in which board service is authorized, investment personnel serving as directors normally should be isolated from those making investment decisions through "Chinese Wall" or other procedures.

COMPLIANCE PROCEDURES

Pre-clearance.

All investment personnel are required to "pre-clear" personal securities investments with the Chief Investment Officer or in his absence with the Chief Financial Officer before it is executed. Personal securities investments will be prohibited or limited if the Centurion Counsel
Funds is researching, comtemplating or following the security in question.

Records of Securities Transactions.

All investment personnel and all access persons are required to direct their brokers to supply to PIM Financial Services Compliance Officer, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts.

Reporting

Initial Holding Reports. Except as otherwise provided belowk, every access person shall report to the Compliance Officer, no later than 10 days after becoming an access person, the following information:

A. The securities description, number of shares or principal amount of each security in which you had any direct or indirect beneficial ownership when you became an access perons;
B. The name of any broker, dealer or bank with whom you maintained an account in which any securities were held as of the date you became an access person; and
C.  The date that you submitted the report.

An independent director of the Fund need not make an initial holdings report.

Monthly Transaction Reports. Except as otherwise provided below, every access person shall report to the Compliance Officer, no later than 10 days after the end of each calendar month, the following information:

A. With respect to transactions in any covered security in which you have, or by reason of such transaction you acquire any direct or indirect beneficial ownership in a covered security.

(i) The date of the transaction, the security description, the number of shares or principal amount of the interest rate and maturity date, if applicable;
(ii) The nature of the transaction (i.e., purchase, sale of any other type of acquisition of disposition);
(iii)  The price of the security at which the transaction was effected;
(iv) The name of the broker, dealer or bank with or through which the transaction was effected; and
(v)    The date you submitted the report.

B. With respect to any account establised in which any securities were held during the month:
(i) The name of the broker, dealer or bank with whom you established the account;
(ii)    The date the account was established; and
(iii)   The date ou sumbitted the report.

An independent director need only report a transaction in a quarterly transaction report if such director, at the time of that transaction, knew or, in the ordinary course of fulfilling his or her official duties as a director, should have know that, during the 15-day period immediately before or after the date of the transaction, such security was purchased or sold by the Fund or was being considered by the Fund or its investment adviser for purchase or sale by the Fund.

An access person need not make a monthly transaction report under this section if the report would duplicate information contained in broker trade confirmations or account statements received by the Fund in the time period required and provided that all of the information is contained in the broker trade confirmations or account statements, or in the records of the Fund.

Annual Holdings Reports. Every access person shall report to the Fund at the end of each calendar year the following information:

A) The title, number of shares or principal amount of each security in which the access persons had any direct or indirect beneifical ownership;
B) The name of any broker, dealer or bank with whom the access person maintains an account in which any securities are held for the direct or indirect benefit of the access person; and
C)  The date the report is submitted by the access person.

An independent director of the Fund need not make an annual holdings report.

A person need not make a report under this section with respect to transactions effected for, and securities held in, any account over which the person has no direct or indirect influence or control.

Certification of Compliance With Codes of Ethics.

All investment personnel and all access persons will be required to certify annaully that they have read and understand the code of ethics and recognize that they are subject to the Code. In addition, all access persons will be required to certify annually that they have complied with the requirements of the code of ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the code.

Review by the Board or Directors.

Management of Centurion Counsel Funds will prepare an annual written report to the Board of Directors which will:

1) Summarize existing procedures concerning personal investing and any changes in the procedures made during the past year.

2) Describe any issues arising under the Code or procedures since the last report to the Board of Directors, including, but not limited to, information about material violations of the Code or procedures and sanctions imposed in response to the material violations; and

3) Certify that the Fund has adopted procedures resonably necessary to prevent access persons from voilating the Code.